UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X S&P 500® Covered Call ETF

Ticker: XYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$65	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is comprised of two parts: (1) all the equity securities in the S&P 500 Index (the "Reference Index") in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 17.72%, while the Secondary Index increased by 18.52%. The Fund had a net asset value of $38.18 per share on October 31, 2023, and ended the reporting period with a net asset value of $40.88 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10%, respectively. The worst performers were Super Micro Computer, Inc and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

During the reporting period, the equity markets experienced fluctuations influenced by many macroeconomic factors such as interest rate changes and inflationary pressures. In light of these macroeconomic fluctuations, the Fund’s at-the-money covered call strategy produced income, ultimately delivering positive returns. However, the covered call strategy capped potential upside participation during strong rallies by underlying constituents, particularly in the Technology sector, mitigating the Fund’s positive returns.

How did the Fund perform during the last 10 years?

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X S&P 500® Covered Call ETFFootnote Reference**	17.72%	6.24%	6.60%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Cboe S&P 500 BuyWrite Index^	18.52%	7.03%	7.03%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xyld/ for current month-end performance.

^ In 2016, the Fund began a two-step process to change from its predecessor Secondary Index to the Secondary Index in an effort to diversify and improve the liquidity of the Fund. Performance reflects the performance of the S&P 500 Stock Covered Call Index through September 14, 2017, the Cboe S&P500 2% OTM BuyWrite Index through August 20, 2020 and the Cboe S&P 500 BuyWrite Index thereafter.

** The Fund operated as the Horizons S&P 500® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.

Total Return Based on $10,000 Investment

Global X S&P 500® Covered Call ETF** - $18,951
S&P 500 Index (TR) - $33,950
Cboe S&P 500 BuyWrite Index^ - $19,733
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X S&P 500® Covered Call ETFFootnote Reference**	S&P 500 Index (TR)	Cboe S&P 500 BuyWrite Index^
Oct/14	$10,000	$10,000	$10,000
Oct/15	$10,182	$10,520	$10,126
Oct/16	$10,522	$10,994	$10,407
Oct/17	$12,305	$13,593	$12,100
Oct/18	$12,917	$14,591	$12,768
Oct/19	$14,001	$16,681	$14,051
Oct/20	$12,962	$18,301	$13,105
Oct/21	$16,938	$26,155	$17,239
Oct/22	$15,122	$22,334	$15,521
Oct/23	$16,098	$24,599	$16,649
Oct/24	$18,951	$33,950	$19,733

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,778,298,455	504	$17,024,620	3.83%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
31.9%
Financials
13.4%
Health Care
11.2%
Consumer Discretionary
10.1%
Communication Services
9.2%
Industrials
8.6%
Consumer Staples
5.8%
Energy
3.4%
Utilities
2.5%
Real Estate
2.3%
Materials
2.2%
Written Option
-0.6%

Value	Value
Written Option	-0.6%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.8%
Industrials	8.6%
Communication Services	9.2%
Consumer Discretionary	10.1%
Health Care	11.2%
Financials	13.4%
Information Technology	31.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
NVIDIA	6.8%
Microsoft	6.3%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xyld/

Global X Funds

Global X S&P 500® Covered Call ETF: XYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-7

Global X Funds

Global X NASDAQ 100® Covered Call ETF

Ticker: QYLD

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$67	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ-100 BuyWrite V2 Index (“Secondary Index”).

The Cboe NASDAQ-100 BuyWrite V2 Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 21.73%, while the Secondary Index increased 22.52%. The Fund had a net asset value of $16.60 per share on October 31, 2023 and ended the reporting period with a net asset value of $17.96 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by the option premiums attained operating its covered call strategy. The Reference Index experienced positive performance due to strong returns of constituents in the semiconductor industry, particularly from those exposed to artificial intelligence and data center growth. Additionally, robust consumer demand for electronics and gaming devices boosted sales for companies in the Reference Index. Increased enterprise spending on cloud computing infrastructure lifted revenues and the continued global shift towards 5G wireless technology created tailwinds for firms supplying critical components. Constituents in the Reference Index also benefited from healthy IT budgets, which supported demand for software and services. Despite an overall positive performance recorded by the Reference Index, various market factors led to increased volatility. Geopolitical tensions created uncertainties around trade policies, market access, and global prosperity. Inflationary pressures and changing interest rates also resulted in volatility. This heightened volatility in the Reference Index during the reporting period helped drive option premiums attained by the Fund, which contributed to the Fund’s positive performance. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 50.23% and Communication Services at 15.57%.

How did the Fund perform during the last 10 years?

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X NASDAQ 100® Covered Call ETFFootnote Reference**	21.73%	7.20%	8.18%
S&P 500 Index (TR)*	38.02%	15.27%	13.00%
NASDAQ -100 Index (USD)	39.19%	20.73%	18.12%
Cboe NASDAQ-100 BuyWrite V2 Index^	22.52%	7.95%	9.11%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qyld/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from NASDAQ 100® Total Return Index to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

^ In 2015, the Fund changed its Secondary Index in an effort to diversify and improve the liquidity of the Fund. Performance reflects the performance of the Cboe NASDAQ-100 BuyWrite Index through October 14, 2015 and Cboe NASDAQ-100 BuyWrite V2 Index thereafter.

** The Fund operated as the Horizons NASDAQ 100® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Covered Call ETF** - $21,944
S&P 500 Index (TR)* - $33,950
NASDAQ -100 Index (USD) - $52,853
Cboe NASDAQ-100 BuyWrite V2 Index^ - $23,911
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X NASDAQ 100® Covered Call ETFFootnote Reference**	S&P 500 Index (TR)*	NASDAQ -100 Index (USD)	Cboe NASDAQ-100 BuyWrite V2 Index^
Oct/14	$10,000	$10,000	$10,000	$10,000
Oct/15	$10,752	$10,520	$11,314	$10,786
Oct/16	$11,079	$10,994	$11,836	$11,247
Oct/17	$13,188	$13,593	$15,586	$13,516
Oct/18	$14,169	$14,591	$17,561	$14,623
Oct/19	$15,500	$16,681	$20,606	$16,312
Oct/20	$15,533	$18,301	$28,440	$16,565
Oct/21	$19,244	$26,155	$41,075	$20,616
Oct/22	$15,552	$22,334	$29,794	$16,727
Oct/23	$18,027	$24,599	$37,972	$19,516
Oct/24	$21,944	$33,950	$52,853	$23,911

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,110,940,920	102	$48,113,519	21.54%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
50.2%
Communication Services
16.6%
Consumer Discretionary
13.5%
Consumer Staples
6.0%
Health Care
6.0%
Industrials
4.6%
Materials
1.5%
Utilities
1.4%
Energy
0.6%
Financials
0.5%
Real Estate
0.2%
Written Option
-1.2%

Value	Value
Written Option	-1.2%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.5%
Industrials	4.6%
Health Care	6.0%
Consumer Staples	6.0%
Consumer Discretionary	13.5%
Communication Services	16.6%
Information Technology	50.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.9%
NVIDIA	8.5%
Microsoft	7.9%
Broadcom	5.3%
Meta Platforms, Cl A	5.1%
Amazon.com	5.1%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qyld/

Global X Funds

Global X NASDAQ 100® Covered Call ETF: QYLD

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-8

Global X Funds

Global X Russell 2000 Covered Call ETF

Ticker: RYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ryld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$59	0.56%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 BuyWrite Index (the “Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that holds a portfolio of stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 12.30%, while the Secondary Index increased 13.26%. The Fund had a net asset value of $16.10 per share on October 31, 2023 and ended the reporting period with a net asset value of $16.03 on October 31, 2024.

During the reporting period, the highest returns came from Avidity Biosciences Inc and Alpine Immune Sciences, Inc., which returned 644.27% and 534.47% respectively. The worst performers were Fisker Inc Class A and Tingo Group, Inc., which returned -98.81% and -97.44%, respectively.

During the reporting period, the Fund recorded positive performance driven by the option premiums collected from the ATM covered call strategy. An increasingly dovish stance on interest rates by the Federal Reserve toward the tail end of the reporting period proved to be beneficial for many small-capitalization companies, particularly those that have high levels of debt and capital expenditures. These factors, combined with the Fund’s covered call strategy, contributed to the overall positive performance during the reporting period. However, the Fund’s covered call strategy capped its upside participation in the Secondary Index.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Russell 2000 Covered Call ETF - $12,232
S&P 500 Index (TR)* - $21,534
Cboe Russell 2000 BuyWrite Index - $12,756
Russell 2000 Index (USD) - $15,101
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Apr/19
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Russell 2000 Covered Call ETF - $12232	S&P 500 Index (TR)* - $21534	Cboe Russell 2000 BuyWrite Index - $12756	Russell 2000 Index (USD) - $15101
Apr/19	$10000	$10000	$10000	$10000
Oct/19	$10599	$10581	$10690	$10041
Oct/20	$9626	$11608	$9807	$10028
Oct/21	$13363	$16590	$13692	$15122
Oct/22	$11735	$14166	$12100	$12318
Oct/23	$10892	$15603	$11263	$11263
Oct/24	$12232	$21534	$12756	$15101

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Russell 2000 Covered Call ETF	12.30%	2.91%	3.70%
S&P 500 Index (TR)*	38.02%	15.27%	14.84%
Cboe Russell 2000 BuyWrite Index	13.26%	3.60%	4.49%
Russell 2000 Index (USD)	34.07%	8.50%	7.72%

Since its inception on April 17, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ryld/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from Russell 2000 Index to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,409,648,364	8	$7,810,225	105.44%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange Traded Funds
101.1%
Rights
0.0%
Written Option
-1.1%

Value	Value
Written Option	-1.1%
Rights	0.0%
Exchange Traded Funds	101.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	101.1%
CinCor Pharma CVR	0.0%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Written Option - Russell 2000 Index, $2,280, 11/15/24	-1.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ryld/

Global X Funds

Global X Russell 2000 Covered Call ETF: RYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-9

Global X Funds

Global X Nasdaq 100® Covered Call & Growth ETF

Ticker: QYLG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qylg/. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$53	0.46%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ 100 Half BuyWrite V2 Index (USD) (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the NASDAQ-100® Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 30.15%, while the Secondary Index increased 30.84%. The Fund had a net asset value of $26.07 per share on October 31, 2023, and ended the reporting period with a net asset value of $31.89 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. The Technology sector, a significant component of the Reference Index, experienced robust growth. Notably, artificial intelligence advancements led to increased demand for semiconductor chips and cloud computing services. The Consumer Discretionary sector also contributed positively, with e-commerce giants seeing strong sales growth. Additionally, the Fund's covered call strategy generated income through option premiums, providing a buffer against market volatility. Also, the Federal Reserve's dovish stance on interest rates toward the tail end of the reporting period boosted investor confidence, leading to increased market participation towards the end of the reporting period. These factors combined to contribute to the Fund’s positive performance during the reporting period. During the reporting period, by sector allocation, the Fund had the highest exposure to Information Technology at 50.30% and Communication Services at 15.60%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Nasdaq 100® Covered Call & Growth ETF - $16,180
S&P 500 Index (TR)* - $18,301
NASDAQ -100 Index (USD) - $18,792
Cboe Nasdaq 100 Half BuyWrite V2 Index (net) - $16,571
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Sep/20
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Nasdaq 100® Covered Call & Growth ETF - $16180	S&P 500 Index (TR)* - $18301	NASDAQ -100 Index (USD) - $18792	Cboe Nasdaq 100 Half BuyWrite V2 Index (net) - $16571
Sep/20	$10000	$10000	$10000	$10000
Oct/20	$10040	$9865	$10112	$10036
Oct/21	$13395	$14099	$14604	$13485
Oct/22	$10238	$12039	$10593	$10362
Oct/23	$12431	$13260	$13501	$12665
Oct/24	$16180	$18301	$18792	$16571

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Nasdaq 100® Covered Call & Growth ETF	30.15%	12.39%
S&P 500 Index (TR)*	38.02%	15.80%
NASDAQ -100 Index (USD)	39.19%	16.54%
Cboe Nasdaq 100 Half BuyWrite V2 Index (net)	30.84%	13.04%

Since its inception on September 18, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qylg/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from NASDAQ-100 Index (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$104,271,160	102	$502,988	14.82%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
50.0%
Communication Services
16.5%
Consumer Discretionary
13.5%
Consumer Staples
5.9%
Health Care
6.0%
Industrials
4.5%
Materials
1.5%
Utilities
1.4%
Energy
0.6%
Financials
0.5%
Real Estate
0.2%
Written Option
-0.6%

Value	Value
Written Option	-0.6%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.5%
Industrials	4.5%
Health Care	6.0%
Consumer Staples	5.9%
Consumer Discretionary	13.5%
Communication Services	16.5%
Information Technology	50.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.9%
NVIDIA	8.4%
Microsoft	7.8%
Broadcom	5.3%
Meta Platforms, Cl A	5.1%
Amazon.com	5.1%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/qylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Annual Fund Operating Expenses for the Fund were changed to reflect a reduction to the Management Fee from 0.60% to 0.35%.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qylg/

Global X Funds

Global X Nasdaq 100® Covered Call & Growth ETF: QYLG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-10

Global X Funds

Global X S&P 500® Covered Call & Growth ETF

Ticker: XYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xylg/. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$52	0.46%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the S&P 500 Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 27.47%, while the Secondary Index increased 28.08%. The Fund had a net asset value of $26.07 per share on October 31, 2023 and ended the reporting period with a net asset value of $31.71 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

The Fund recorded positive returns during the reporting period, largely due to broader market growth in the United States. The robust performance of large-capitalization technology stocks within the Reference Index significantly contributed to the Fund's gains. These companies, which form a substantial portion of the Reference Index, benefited from increased demand for digital services and cloud computing solutions. Although the Fund's covered call strategy generated income through option premiums, providing a buffer against market volatility, the strategy minimized a portion of the upside participation in market rallies. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.35% and Financials at 12.90%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Covered Call & Growth ETF - $15,995
S&P 500 Index (TR) - $18,301
Cboe S&P 500 Half BuyWrite Index (net) - $16,465
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Sep/20
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X S&P 500® Covered Call & Growth ETF - $15995	S&P 500 Index (TR) - $18301	Cboe S&P 500 Half BuyWrite Index (net) - $16465
Sep/20	$10000	$10000	$10000
Oct/20	$9840	$9865	$9805
Oct/21	$13297	$14099	$13458
Oct/22	$11618	$12039	$11816
Oct/23	$12549	$13260	$12855
Oct/24	$15995	$18301	$16465

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Covered Call & Growth ETF	27.47%	12.07%
S&P 500 Index (TR)	38.02%	15.80%
Cboe S&P 500 Half BuyWrite Index (net)	28.08%	12.86%

Since its inception on September 18, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xylg/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,295,043	504	$295,848	3.25%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 31.7%
Financials 13.4%
Health Care 11.2%
Consumer Discretionary 10.1%
Communication Services 9.2%
Industrials 8.5%
Consumer Staples 5.8%
Energy 3.4%
Utilities 2.5%
Real Estate 2.3%
Materials 2.2%
Written Option -0.3%

Value	Value
Written Option	-0.3%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.8%
Industrials	8.5%
Communication Services	9.2%
Consumer Discretionary	10.1%
Health Care	11.2%
Financials	13.4%
Information Technology	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.1%
NVIDIA	6.8%
Microsoft	6.3%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/xylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Annual Fund Operating Expenses for the Fund were changed to reflect a reduction to the Management Fee from 0.60% to 0.35%.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xylg/

Global X Funds

Global X S&P 500® Covered Call & Growth ETF: XYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-11

Global X Funds

Global X NASDAQ 100® Risk Managed Income ETF

Ticker: QRMI

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$64	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ-100 Monthly Net Credit Collar 95-100 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies an options collar strategy consisting of a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 14.48%, while the Secondary Index increased 15.66%. The Fund had a net asset value of $16.64 per share on October 31, 2023 and ended the reporting period with a net asset value of $16.89 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

During the reporting period, the Fund recorded positive performance. Growth in artificial intelligence, cloud computing, and semiconductors were some of many major factors resulting in broader market growth during the reporting period, particularly in the Technology sector, which is well represented in the Reference Index. While the Fund’s option writing strategy does not allow it to directly participate in the upward performance of the underlying constituents, its net-credit collar strategy still resulted in an overall positive performance. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 50.25% and Communication Services at 15.49%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Risk Managed Income ETF - $9,731
S&P 500 Index (TR)* - $13,325
NASDAQ -100 Index (USD) - $13,282
NASDAQ-100 Monthly Net Credit Collar 95-100 Index - $9,821
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24

	Global X NASDAQ 100® Risk Managed Income ETF - $9731	S&P 500 Index (TR)* - $13325	NASDAQ -100 Index (USD) - $13282	NASDAQ-100 Monthly Net Credit Collar 95-100 Index - $9821
Aug/21	$10000	$10000	$10000	$10000
Oct/21	$9931	$10266	$10323	$9889
Oct/22	$8219	$8766	$7488	$8196
Oct/23	$8500	$9655	$9543	$8491
Oct/24	$9731	$13325	$13282	$9821

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Risk Managed Income ETF	14.48%	-0.85%
S&P 500 Index (TR)*	38.02%	9.43%
NASDAQ -100 Index (USD)	39.19%	9.32%
NASDAQ-100 Monthly Net Credit Collar 95-100 Index	15.66%	-0.57%

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qrmi/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from NASDAQ-100 Index (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,392,123	105	$82,776	8.02%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 49.8%
Communication Services 16.4%
Consumer Discretionary 13.5%
Consumer Staples 5.9%
Health Care 5.9%
Industrials 4.5%
Materials 1.4%
Utilities 1.4%
Purchased Options 1.0%
Energy 0.6%
Financials 0.5%
Real Estate 0.2%
Written Options -1.2%

Value	Value
Written Options	-1.2%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Purchased Options	1.0%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.9%
Consumer Staples	5.9%
Consumer Discretionary	13.5%
Communication Services	16.4%
Information Technology	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
NVIDIA	8.4%
Microsoft	7.8%
Broadcom	5.2%
Meta Platforms, Cl A	5.1%
Amazon.com	5.0%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qrmi/

Global X Funds

Global X NASDAQ 100® Risk Managed Income ETF: QRMI

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-12

Global X Funds

Global X S&P 500® Risk Managed Income ETF

Ticker: XRMI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$64	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (“Secondary Index”).

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500 Index ("Reference Index") and applies an options collar strategy which is a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondrary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 14.10%, while the Secondary Index increased 14.94%. The Fund had a net asset value of $18.56 per share on October 31, 2023, and ended the reporting period with a net asset value of $18.78 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned –72.76% and –51.75%, respectively.

During the reporting period, the Fund recorded positive performance. The positive performance can be attributed to the Fund’s net-credit collar strategy which involved an ATM covered call component and a long 5% OTM put option component. Ultimately, the positive performance was driven by the premiums generated from the ATM covered calls in excess of the premiums spent on the put options. While the Reference Index experienced overall positive performance during the reporting period, the put options component of the Fund’s strategy effectively mitigated downside volatility. Positive performance displayed by the Reference Index also effectively buoyed the Fund during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.28% and Financials at 12.88%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Risk Managed Income ETF - $10,095
S&P 500 Index (TR) - $13,325
Cboe S&P 500 Risk Managed Income Index - $10,291
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24

	Global X S&P 500® Risk Managed Income ETF - $10095	S&P 500 Index (TR) - $13325	Cboe S&P 500 Risk Managed Income Index - $10291
Aug/21	$10000	$10000	$10000
Oct/21	$10160	$10266	$10182
Oct/22	$8901	$8766	$8939
Oct/23	$8847	$9655	$8954
Oct/24	$10095	$13325	$10291

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Risk Managed Income ETF	14.10%	0.30%
S&P 500 Index (TR)	38.02%	9.43%
Cboe S&P 500 Risk Managed Income Index	14.94%	0.91%

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xrmi/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,446,051	507	$199,961	3.08%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 31.5%
Financials 13.3%
Health Care 11.1%
Consumer Discretionary 10.0%
Communication Services 9.1%
Industrials 8.5%
Consumer Staples 5.8%
Energy 3.3%
Utilities 2.5%
Real Estate 2.3%
Materials 2.2%
Purchased Options 0.9%
Written Options -0.6%

Value	Value
Written Options	-0.6%
Purchased Options	0.9%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.5%
Communication Services	9.1%
Consumer Discretionary	10.0%
Health Care	11.1%
Financials	13.3%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.1%
NVIDIA	6.8%
Microsoft	6.2%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xrmi/

Global X Funds

Global X S&P 500® Risk Managed Income ETF: XRMI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-13

Global X Funds

Global X Dow 30® Covered Call ETF

Ticker: DJIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/djia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$64	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DJIA Cboe BuyWrite v2 Index ("Secondary Index").

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Dow Jones Industrial Average Index (USD) (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 13.86%, while the Secondary Index increased 14.79%. The Fund had a net asset value of $20.89 per share on October 31, 2023 and ended the reporting period with a net asset value of $22.23 on October 31, 2024.

During the reporting period, the highest returns came from American Express Company and Goldman Sachs Group, Inc., which returned 87.16% and 75.21% respectively. The worst performers were Intel Corporation and NIKE, Inc., which returned -40.04% and -23.79%, respectively.

During the reporting period, the Fund recorded positive performance driven by the option premiums attained by the Fund’s covered call strategy. Low unemployment rates boosted consumer confidence, resulting in increased spending, which in turn supported the financials of companies in the Reference Index. Easing inflation, and other positive economic indicators resulted in the U.S. Federal Reserve's rate cut in September 2024, which helped the broader market and improved investor sentiment. Additionally, underlying healthcare-related constituents in the Reference Index saw gains due to continued demand for medical services and pharmaceutical innovations. Technological advancements and increased digital transformation efforts directly benefited the Technology sector, which is well represented in the Reference Index. Similarly, the Industrials sector experienced growth due to increased infrastructure spending and manufacturing activity. These factors, combined with income from options premiums contributed to the Fund’s overall positive returns during the reporting period, though the Fund's covered call strategy limited potential upside participation. During the reporting period, by sector, the Fund had the highest exposure to Financials at 22.29% and Information Technology at 19.26%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Dow 30® Covered Call ETF - $11,436
S&P 500 Index (TR)* - $14,082
DJIA Index (TR) (USD) - $13,317
DJIA CBOE BuyWrite v2 Index - $11,731
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Feb/22
Oct/22
Oct/23
Oct/24

	Global X Dow 30® Covered Call ETF - $11436	S&P 500 Index (TR)* - $14082	DJIA Index (TR) (USD) - $13317	DJIA CBOE BuyWrite v2 Index - $11731
Feb/22	$10000	$10000	$10000	$10000
Oct/22	$9723	$9264	$10018	$9802
Oct/23	$10044	$10203	$10335	$10220
Oct/24	$11436	$14082	$13317	$11731

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call ETF	13.86%	5.12%
S&P 500 Index (TR)*	38.02%	13.58%
DJIA Index (TR) (USD)	28.85%	11.25%
DJIA CBOE BuyWrite v2 Index	14.79%	6.12%

Since its inception on February 23, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/djia/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from DJIA Index (TR) (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$90,715,220	31	$512,003	6.14%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials
24.6%
Information Technology
19.2%
Health Care
18.3%
Consumer Discretionary
15.1%
Industrials
13.7%
Consumer Staples
5.0%
Energy
2.4%
Communication Services
2.2%
Materials
0.8%
Written Option
-1.4%

Value	Value
Written Option	-1.4%
Materials	0.8%
Communication Services	2.2%
Energy	2.4%
Consumer Staples	5.0%
Industrials	13.7%
Consumer Discretionary	15.1%
Health Care	18.3%
Information Technology	19.2%
Financials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UnitedHealth Group	9.0%
Goldman Sachs Group	8.3%
Microsoft	6.5%
Home Depot	6.3%
Caterpillar	6.0%
Amgen	5.1%
McDonald's	4.7%
Salesforce	4.6%
Visa, Cl A	4.6%
American Express	4.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/djia/

Global X Funds

Global X Dow 30® Covered Call ETF: DJIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-14

Global X Funds

Global X Russell 2000 Covered Call & Growth ETF

Ticker: RYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rylg/. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$42	0.38%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Russell 2000 Index (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.12%, while the Secondary Index increased 23.67%. The Fund had a net asset value of $22.38 per share on October 31, 2023 and ended the reporting period with a net asset value of $25.65 on October 31, 2024.

During the reporting period, the highest returns came from Vanguard Russell 2000 ETF and Global X Russell 2000 ETF, which returned 23.45% and 9.27% respectively.

During the reporting period, the Fund recorded positive performance, driven by several key factors within the small-capitalization equity market. Increased infrastructure spending and a resurgence in manufacturing activity resulted in the robust performance of industrial companies within the Reference Index. Similarly, the Technology sector, particularly software and semiconductor companies, benefited from advancements in artificial intelligence and cloud computing. Lastly, the healthcare sector, specifically biotechnology and medical device companies, saw positive momentum due to breakthrough innovations and increased healthcare spending. Additionally, the Fund's covered call strategy moderated volatility while generating income through option premiums, which contributed to the Fund’s overall positive return.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Russell 2000 Covered Call & Growth ETF - $11,663
S&P 500 Index (TR)* - $15,541
Russell 2000 Index (USD) - $12,757
Cboe Russell 2000 Half BuyWrite Index - $11,759
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Oct/22
Oct/22
Oct/23
Oct/24

	Global X Russell 2000 Covered Call & Growth ETF - $11663	S&P 500 Index (TR)* - $15541	Russell 2000 Index (USD) - $12757	Cboe Russell 2000 Half BuyWrite Index - $11759
Oct/22	$10000	$10000	$10000	$10000
Oct/22	$10314	$10223	$10406	$10298
Oct/23	$9473	$11260	$9515	$9509
Oct/24	$11663	$15541	$12757	$11759

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Russell 2000 Covered Call & Growth ETF	23.12%	7.69%
S&P 500 Index (TR)*	38.02%	23.65%
Russell 2000 Index (USD)	34.07%	12.44%
Cboe Russell 2000 Half BuyWrite Index	23.67%	8.12%

Since its inception on October 4, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rylg/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from Russell 2000 Index to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,413,345	3	$31,390	96.85%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange Traded Funds
100.4%
Written Options
-0.6%

Value	Value
Written Options	-0.6%
Exchange Traded Funds	100.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	100.4%
Written Option - Russell 2000 Index, $2,280, 11/15/24	-0.5%
Written Option - Cboe Mini-Russell 2000 Index, $228, 11/15/24	-0.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/rylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Annual Fund Operating Expenses for the Fund were changed to reflect a reduction to the Management Fee from 0.60% to 0.35% and a change in the expense limitation amount from 0.60% to 0.35%.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rylg/

Global X Funds

Global X Russell 2000 Covered Call & Growth ETF: RYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-15

Global X Funds

Global X Financials Covered Call & Growth ETF

Ticker: FYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Financials Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/fylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Financials Covered Call & Growth ETF	$63	0.55%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Financial Select Sector Half BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Financial Select Sector Index (TR) (USD) (the “Reference Index”). The Reference Index “writes” (or sells) a succession of one-month at-the-money covered call options on the Financial Select Sector SPDR Fund (the “Reference Fund”), or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby representing a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 30.17%, while the Secondary Index increased 31.76%. The Fund had a net asset value of $22.30 per share on October 31, 2023, and ended the reporting period with a net asset value of $27.56 on October 31, 2024.

During the reporting period, the highest returns came from Synchrony Financial and Fifth Third Bancorp, which returned 100.06% and 91.29% respectively. The worst performers were Erie Indemnity Company Class A and Globe Life Inc., which returned -13.64% and -8.41%, respectively.

During the reporting period, the Fund recorded positive performance. The robust performance of large banks and financial institutions had a positive impact on the Fund's performance. These institutions benefited from higher interest rates, which expanded their net interest margins and boosted profitability. Strong consumer spending also contributed positively as it led to increased demand for various financial services and products. Lastly, the growth in digital banking and fintech provided a positive tailwind for many companies in the Fund's portfolio, as financial institutions invested heavily in technology to improve their services and operational efficiency. Investors in the Fund also benefited from the covered call strategy which generated income from options premiums.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Financials Covered Call & Growth ETF - $12,314
S&P 500 Index (TR)* - $14,878
Cboe S&P Financial Select Sector Half BuyWrite Index - $12,607
Financial Select Sector Index (TR) (USD) - $11,681
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Nov/22
Oct/23
Oct/24

	Global X Financials Covered Call & Growth ETF - $12314	S&P 500 Index (TR)* - $14878	Cboe S&P Financial Select Sector Half BuyWrite Index - $12607	Financial Select Sector Index (TR) (USD) - $11681
Nov/22	$10000	$10000	$10000	$10000
Oct/23	$9460	$10780	$9569	$9309
Oct/24	$12314	$14878	$12607	$11681

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Financials Covered Call & Growth ETF	30.17%	11.29%
S&P 500 Index (TR)*	38.02%	22.66%
Cboe S&P Financial Select Sector Half BuyWrite Index	31.76%	12.65%
Financial Select Sector Index (TR) (USD)	46.35%	17.23%

Since its inception on November 21, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/fylg/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from Financial Select Sector Index (TR) (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,583,090	74	$14,366	3.32%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Exchange Traded Funds
53.6%
Financials
46.7%
Written Option
-0.4%

Value	Value
Written Option	-0.4%
Financials	46.7%
Exchange Traded Funds	53.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Financial Select Sector SPDR Fund	53.6%
Berkshire Hathaway, Cl B	6.0%
JPMorgan Chase	4.6%
Visa, Cl A	3.5%
Mastercard, Cl A	3.0%
Bank of America	2.0%
Wells Fargo	1.6%
Goldman Sachs Group	1.2%
S&P Global	1.1%
American Express	1.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/fylg/

Global X Funds

Global X Financials Covered Call & Growth ETF: FYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-16

Global X Funds

Global X Health Care Covered Call & Growth ETF

Ticker: HYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Health Care Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Health Care Covered Call & Growth ETF	$59	0.55%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Health Care Select Sector Half BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Health Care Select Sector Index (TR) (USD) (“Reference Index”). The Index “writes” (or sells) a succession of one-month at-the-money covered call options on the Health Care Select Sector SPDR Fund (“Reference Fund”), or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby representing a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the "reporting period"), the Fund increased 15.20%, while the Secondary Index increased 16.31%. The Fund had a net asset value of $23.42 per share on October 31, 2023 and ended the reporting period with a net asset value of $25.19 on October 31, 2024.

During the reporting period, the highest returns came from Intuitive Surgical, Inc. and DaVita Inc., which returned 92.14% and 81.03% respectively. The worst performers were Humana Inc. and Moderna, Inc., which returned -50.29% and -28.44%, respectively.

During the reporting period, the Fund recorded positive performance. Growth in telemedicine and digital health solutions continued as healthcare providers increasingly adopted remote care technologies. Medical device manufacturers also experienced an increased demand for their products as elective procedures increased and hospitals upgraded their equipment. These factors, combined with the Fund's covered call strategy which generated additional income through option premiums, contributed to the overall positive performance during the reporting period. However, the Fund's covered call strategy capped some potential upside participation.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Health Care Covered Call & Growth ETF - $11,284
S&P 500 Index (TR)* - $14,878
Cboe S&P Health Care Select Sector Half BuyWrite Index - $11,368
Health Care Select Sector Index (TR) (USD) - $10,999
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Nov/22
Oct/23
Oct/24

	Global X Health Care Covered Call & Growth ETF - $11284	S&P 500 Index (TR)* - $14878	Cboe S&P Health Care Select Sector Half BuyWrite Index - $11368	Health Care Select Sector Index (TR) (USD) - $10999
Nov/22	$10000	$10000	$10000	$10000
Oct/23	$9795	$10780	$9774	$9409
Oct/24	$11284	$14878	$11368	$10999

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Health Care Covered Call & Growth ETF	15.20%	6.41%
S&P 500 Index (TR)*	38.02%	22.66%
Cboe S&P Health Care Select Sector Half BuyWrite Index	16.31%	6.81%
Health Care Select Sector Index (TR) (USD)	19.91%	6.40%

Since its inception on November 21, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/hylg/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from Health Care Select Sector Index (TR) (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,771,327	64	$15,357	2.34%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Exchange Traded Funds
52.7%
Health Care
47.3%
Written Option
-0.1%

Value	Value
Written Option	-0.1%
Health Care	47.3%
Exchange Traded Funds	52.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Health Care Select Sector SPDR Fund	52.7%
Eli Lilly	5.7%
UnitedHealth Group	4.6%
Johnson & Johnson	3.4%
AbbVie	3.2%
Merck	2.3%
Thermo Fisher Scientific	1.8%
Abbott Laboratories	1.7%
Intuitive Surgical	1.6%
Amgen	1.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hylg/

Global X Funds

Global X Health Care Covered Call & Growth ETF: HYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-17

Global X Funds

Global X Information Technology Covered Call & Growth ETF

Ticker: TYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/tylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$63	0.55%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Technology Select Sector Half BuyWrite Index. (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Information Technology Select Sector Index (TR) (USD) (“Reference Index”). The Secondary Index “writes” (or sells) a succession of one-month at-the- money covered call options on the Information Technology Select Sector SPDR® Fund, or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, creating a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 27.98%, while the Secondary Index increased 29.38%. The Fund had a net asset value of $28.86 per share on October 31, 2023 and ended the reporting period with a net asset value of $32.36 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Fair Isaac Corporation, which returned 225.65% and 135.63% respectively. The worst performers were Super Micro Computer, Inc. and Intel Corporation, which returned -72.76% and -40.04%, respectively.

During the reporting period, the Fund recorded positive performance. The continued growth in cloud computing services boosted companies specializing in this area, generally improving their profit margins. Additionally, the increasing adoption of artificial intelligence and machine learning technologies across various industries led to higher demand for specialized hardware and software, benefiting companies in the Fund's Reference Index. Lastly, ongoing digital transformation efforts by businesses resulted in increased spending on IT infrastructure and services, positively impacting the Fund's holdings in enterprise software and IT consulting firms. These drivers collectively enabled the Fund to capitalize on industry trends that drive innovation and growth and contributed to the Fund’s positive performance during the reporting period. However, the Fund’s covered call strategy capped some potential upside participation.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Information Technology Covered Call & Growth ETF - $15,776
S&P 500 Index (TR)* - $14,878
Cboe S&P Technology Select Sector Half BuyWrite Index - $16,039
Information Technology Select Sector Index (TR) (USD) - $16,058
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Nov/22
Oct/23
Oct/24

	Global X Information Technology Covered Call & Growth ETF - $15776	S&P 500 Index (TR)* - $14878	Cboe S&P Technology Select Sector Half BuyWrite Index - $16039	Information Technology Select Sector Index (TR) (USD) - $16058
Nov/22	$10000	$10000	$10000	$10000
Oct/23	$12327	$10780	$12397	$12684
Oct/24	$15776	$14878	$16039	$16058

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Information Technology Covered Call & Growth ETF	27.98%	26.41%
S&P 500 Index (TR)*	38.02%	22.66%
Cboe S&P Technology Select Sector Half BuyWrite Index	29.38%	27.49%
Information Technology Select Sector Index (TR) (USD)	36.68%	32.69%

Since its inception on November 21, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/tylg/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from Information Technology Select Sector Index (TR) (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,414,315	71	$36,462	22.38%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Exchange Traded Funds
54.1%
Information Technology
46.4%
Written Option
-0.5%

Value	Value
Written Option	-0.5%
Information Technology	46.4%
Exchange Traded Funds	54.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR Fund	54.0%
Apple	6.9%
NVIDIA	6.5%
Microsoft	6.1%
Broadcom	2.1%
Salesforce	1.5%
Oracle	1.4%
Advanced Micro Devices	1.2%
Cisco Systems	1.2%
Accenture PLC, Cl A	1.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/tylg/

Global X Funds

Global X Information Technology Covered Call & Growth ETF: TYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-18

Global X Funds

Global X Nasdaq 100 ESG Covered Call ETF

Ticker: QYLE

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Nasdaq 100 ESG Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyle/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100 ESG Covered Call ETF	$67	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 ESG BuyWrite Index (USD) (TR) (“Secondary Index”).

The Secondary Index seeks to provide long exposure to an equity portfolio that applies a set of specific environmental, social and governance (“ESG”) criteria as part of its security selection process, while also selling call options generally associated with such exposure.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 22.73%, while the Secondary Index increased 23.97%. The Fund had a net asset value of $24.77 per share on October 31, 2023 and ended the reporting period with a net asset value of $27.10 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Broadcom Inc., which returned 225.65% and 104.86% respectively. The worst performers were Walgreens Boots Alliance, Inc. and Dollar Tree, Inc., which returned -45.16% and -41.81%, respectively.

The Fund recorded positive returns during the reporting period, driven by the option premiums attained operating its covered call strategy. The Nasdaq-100 ESG Index (“Reference Index”) experienced positive performance due to strong returns of constituents in the semiconductor industry, particularly from those exposed to artificial intelligence and data center growth. Additionally, robust consumer demand for electronics and gaming devices boosted sales for companies in the Reference Index. Constituents in the Reference Index also benefitted from healthy IT budgets, which supported demand for software and services. Despite an overall positive performance recorded by the Reference Index, various market factors led to increased volatility. Geopolitical tensions created uncertainties around trade policies, market access, and global prosperity. Inflationary pressures and changing interest rates also resulted in volatility. Lastly, the U.S. Presidential Election generated uncertainty in the financial markets during the reporting period, particularly within key industries and companies that have an emphasis on ESG efforts. This heightened volatility in the Reference Index during the reporting period helped drive the value of option premiums attained by the Fund, which contributed to the Fund’s overall positive performance. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 60.86% and Communication Services at 11.85%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Nasdaq 100 ESG Covered Call ETF - $13,460
S&P 500 Index (TR)* - $14,639
NASDAQ -100 Index (USD) - $16,720
NASDAQ -100 ESG BuyWrite Index (USD) (TR) - $13,530
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Feb/23
Oct/23
Oct/24

	Global X Nasdaq 100 ESG Covered Call ETF - $13460	S&P 500 Index (TR)* - $14639	NASDAQ -100 Index (USD) - $16720	NASDAQ -100 ESG BuyWrite Index (USD) (TR) - $13530
Feb/23	$10000	$10000	$10000	$10000
Oct/23	$10967	$10606	$12013	$10953
Oct/24	$13460	$14639	$16720	$13530

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Nasdaq 100 ESG Covered Call ETF	22.73%	19.18%
S&P 500 Index (TR)*	38.02%	25.24%
NASDAQ -100 Index (USD)	39.19%	35.47%
NASDAQ -100 ESG BuyWrite Index (USD) (TR)	23.97%	19.55%

Since its inception on February 21, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qyle/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from NASDAQ-100 Index (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,522,684	95	$16,233	15.87%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
60.9%
Communication Services
12.1%
Consumer Discretionary
10.3%
Health Care
5.9%
Consumer Staples
4.7%
Industrials
4.0%
Materials
2.2%
Financials
0.6%
Utilities
0.3%
Real Estate
0.2%
Written Options
-1.2%

Value	Value
Written Options	-1.2%
Real Estate	0.2%
Utilities	0.3%
Financials	0.6%
Materials	2.2%
Industrials	4.0%
Consumer Staples	4.7%
Health Care	5.9%
Consumer Discretionary	10.3%
Communication Services	12.1%
Information Technology	60.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.4%
Apple	10.4%
Microsoft	10.2%
Broadcom	5.6%
Amazon.com	2.7%
Netflix	2.7%
Tesla	2.4%
Linde PLC	2.2%
Advanced Micro Devices	2.1%
Cisco Systems	2.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qyle/

Global X Funds

Global X Nasdaq 100 ESG Covered Call ETF: QYLE

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-19

Global X Funds

Global X S&P 500 ESG Covered Call ETF

Ticker: XYLE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500 ESG Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyle. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 ESG Covered Call ETF	$66	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 ESG BuyWrite Index (USD) (TR) (“Secondary Index”).

The Secondary Index seeks to provide long exposure to an equity portfolio that applies a set of specific environmental, social and governance (“ESG”) criteria as part of its security selection process, while also “writing” (selling) call options generally associated with such exposure.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 19.16%, while the Secondary Index increased 19.69%. The Fund had a net asset value of $23.79 per share on October 31, 2023 and ended the reporting period with a net asset value of $26.31 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Walgreens Boots Alliance, Inc. and Humana Inc., which returned -51.75% and -50.29%, respectively.

The Fund recorded positive returns during the reporting period, driven by the option premiums attained operating its covered call strategy. The S&P 500 ESG Index (“Reference Index”) experienced fluctuations influenced by many macroeconomic factors such as interest rate changes and inflationary pressures. The U.S. Federal Reserve's pause on interest rate hikes followed by the subsequent decision to cut interest rates in September 2024 reduced pressure on companies across a variety of sectors, specifically those that are capital intensive. Additionally, the U.S. Presidential Election generated uncertainty in the financial markets during the reporting period. This heightened volatility in the Reference Index during the reporting period helped drive the value of option premiums attained by the Fund. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 33.32% and Financials at 13.20%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500 ESG Covered Call ETF - $12,129
S&P 500 Index (TR) - $14,639
Cboe S&P 500 ESG BuyWrite Index (USD) (TR) - $12,258
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Feb/23
Oct/23
Oct/24

	Global X S&P 500 ESG Covered Call ETF - $12129	S&P 500 Index (TR) - $14639	Cboe S&P 500 ESG BuyWrite Index (USD) (TR) - $12258
Feb/23	$10000	$10000	$10000
Oct/23	$10179	$10606	$10242
Oct/24	$12129	$14639	$12258

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500 ESG Covered Call ETF	19.16%	12.08%
S&P 500 Index (TR)	38.02%	25.24%
Cboe S&P 500 ESG BuyWrite Index (USD) (TR)	19.69%	12.78%

Since its inception on February 21, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xyle for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,841,387	315	$10,237	13.37%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 34.6%
Financials 14.5%
Health Care 11.4%
Industrials 7.8%
Consumer Discretionary 7.6%
Communication Services 7.5%
Consumer Staples 6.5%
Energy 4.1%
Real Estate 2.5%
Materials 2.4%
Utilities 1.3%
Written Option -0.4%

Value	Value
Written Option	-0.4%
Utilities	1.3%
Materials	2.4%
Real Estate	2.5%
Energy	4.1%
Consumer Staples	6.5%
Communication Services	7.5%
Consumer Discretionary	7.6%
Industrials	7.8%
Health Care	11.4%
Financials	14.5%
Information Technology	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	10.1%
NVIDIA	9.6%
Microsoft	8.9%
Alphabet, Cl A	2.9%
Alphabet, Cl C	2.4%
Tesla	2.0%
Eli Lilly	1.9%
JPMorgan Chase	1.8%
UnitedHealth Group	1.5%
Exxon Mobil	1.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xyle

Global X Funds

Global X S&P 500 ESG Covered Call ETF: XYLE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-20

Global X Funds

Global X Dow 30® Covered Call & Growth ETF

Ticker: DYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dylg/. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$53	0.48%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe DJIA Half BuyWrite Index (TR) USD) (“Secondary Index”).

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying stocks of the DJIA Index (TR) (USD) (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the same. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby creating a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 21.13%, while the Secondary Index increased 21.28%. The Fund had a net asset value of $24.20 per share on October 31, 2023 and ended the reporting period with a net asset value of $28.36 on October 31, 2024.

During the reporting period, the highest returns came from American Express Company and Goldman Sachs Group, Inc., which returned 87.16% and 75.21% respectively. The worst performers were Intel Corporation and NIKE, Inc., which returned -40.04% and -23.79%, respectively.

During the reporting period, the Fund recorded positive performance due to a variety of factors. Low unemployment rates boosted consumer confidence, resulting in increased spending, which in turn supported the financials of companies found in the Fund. The Federal Reserve's rate cut in September 2024 helped the broader market and improved investor sentiment. Additionally, underlying healthcare-related constituents in the Fund saw gains due to continued demand for medical services and pharmaceutical innovations. Technological advancements and increased digital transformation efforts directly benefited the Technology sector, which is well represented in the Fund. Similarly, the Industrials sector experienced growth due to increased infrastructure spending and manufacturing activity. These factors, combined with income from options premiums, contributed to the Fund’s overall positive returns during the reporting period, though the Fund's covered call strategy sacrificed potential upside participation in approximately 50% of the value of the securities in the Reference Index. During the reporting period, by sector, the Fund had the highest exposure to Financials at 22.29% and Information Technology at 19.26%. During the period, the Fund’s management fee reduced from 0.60% to 0.35%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Dow 30® Covered Call & Growth ETF - $11,464
S&P 500 Index (TR)* - $12,725
Cboe DJIA Half BuyWrite Index (TR) (USD) - $11,484
DJIA Index (TR) (USD) - $12,082
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Jul/23
Oct/23
Oct/24

	Global X Dow 30® Covered Call & Growth ETF - $11464	S&P 500 Index (TR)* - $12725	Cboe DJIA Half BuyWrite Index (TR) (USD) - $11484	DJIA Index (TR) (USD) - $12082
Jul/23	$10000	$10000	$10000	$10000
Oct/23	$9465	$9220	$9469	$9377
Oct/24	$11464	$12725	$11484	$12082

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call & Growth ETF	21.13%	11.35%
S&P 500 Index (TR)*	38.02%	20.87%
Cboe DJIA Half BuyWrite Index (TR) (USD)	21.28%	11.50%
DJIA Index (TR) (USD)	28.85%	16.05%

Since its inception on July 25, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dylg/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from DJIA Index (TR) (USD) to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,984,919	31	$11,092	6.08%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials
24.5%
Information Technology
19.1%
Health Care
18.1%
Consumer Discretionary
15.0%
Industrials
13.6%
Consumer Staples
4.9%
Energy
2.4%
Communication Services
2.2%
Materials
0.8%
Written Option
-0.7%

Value	Value
Written Option	-0.7%
Materials	0.8%
Communication Services	2.2%
Energy	2.4%
Consumer Staples	4.9%
Industrials	13.6%
Consumer Discretionary	15.0%
Health Care	18.1%
Information Technology	19.1%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UnitedHealth Group	8.9%
Goldman Sachs Group	8.2%
Microsoft	6.4%
Home Depot	6.2%
Caterpillar	6.0%
Amgen	5.1%
McDonald's	4.6%
Salesforce	4.6%
Visa, Cl A	4.6%
American Express	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/dylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Supervision and Administration Fee for the Global X Dow 30® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dylg/

Global X Funds

Global X Dow 30® Covered Call & Growth ETF: DYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-21

Global X Funds

Global X MSCI Emerging Markets Covered Call ETF

Ticker: EMCC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI Emerging Markets Covered Call ETF (the "Fund") for the period from November 7, 2023 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emcc/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X MSCI Emerging Markets Covered Call ETF	$53	0.51%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe MSCI Emerging Markets IMI BuyWrite Index (NR) (USD) ("Secondary Index").

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the MSCI Emerging Markets Investable Market Index (“IMI”) (the “Reference Index”) and “writes” (sells) a series of short call options on the iShares Core MSCI Emerging Markets ETF (the “Reference Fund”), as defined by Cboe, the provider of the Secondary Index. Call options on the Reference Fund are held until the day prior to expiration (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Index is an equity benchmark designed to track the performance of large-, mid-, and small-capitalization companies across emerging market countries, as defined by MSCI, the provider of the Reference Index.

Since November 8, 2023 (the “reporting period”), the Fund increased 10.30%, while the Secondary Index increased 19.14%. The Fund had a net asset value of $24.56 per share on November 8, 2023, and ended the reporting period with a net asset value of $24.80 on October 31, 2024.

During the reporting period, the highest return came from the iShares Core MSCI Emerging Markets ETF, which returned 18.19%.

During the reporting period, the Fund recorded positive performance driven by the option premiums attained operating its covered call strategy. Many emerging market economies showed resilience and growth, particularly in the Technology and Consumer Discretionary sectors. Some technology companies, which are well represented in the Reference Index, saw strong demand for chips used in artificial intelligence applications. Some consumer discretionary companies, also well represented in the Reference Index, benefited from growing e-commerce activity. Geopolitical tensions introduced uncertainty around trade policies, market access, and global prosperity, which resulted in heightened volatility during the reporting period, and helped increase the amount of option premiums attained by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MSCI Emerging Markets Covered Call ETF - $11,030
MSCI Emerging Markets Index (Net) (USD) - $11,936
Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD) - $11,182
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Nov/23
Nov/23
Dec/23
Jan/24
Feb/24
Mar/24
Apr/24
May/24
Jun/24
Jul/24
Aug/24
Sep/24
Oct/24

	Global X MSCI Emerging Markets Covered Call ETF - $11030	MSCI Emerging Markets Index (Net) (USD) - $11936	Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD) - $11182
Nov/23	$10000	$10000	$10000
Nov/23	$10087	$10287	$10193
Dec/23	$10332	$10689	$10477
Jan/24	$9993	$10192	$10134
Feb/24	$10165	$10677	$10371
Mar/24	$10309	$10942	$10468
Apr/24	$10357	$10991	$10615
May/24	$10108	$11053	$10185
Jun/24	$10447	$11489	$10632
Jul/24	$10638	$11523	$10762
Aug/24	$10824	$11709	$11024
Sep/24	$11038	$12491	$11342
Oct/24	$11030	$11936	$11182

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	Cumulative Since Inception
Global X MSCI Emerging Markets Covered Call ETF	10.30%
MSCI Emerging Markets Index (Net) (USD)	19.36%
Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD)	11.82%

Since its inception on November 7, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/emcc/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,983,606	2	$8,180	7.45%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

Value	Value
Written Options	-0.5%
Exchange Traded Fund	100.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
iShares Core MSCI Emerging Markets ETF	100.2%
Written Option - iShares Core MSCI Emerging Markets ETF, $57, 11/15/24	-0.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emcc/

Global X Funds

Global X MSCI Emerging Markets Covered Call ETF: EMCC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-22

Global X Funds

Global X S&P 500 Quality Dividend Covered Call ETF

Ticker: QDCC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500 Quality Dividend Covered Call ETF (the "Fund") for the period from May 7, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdcc/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X S&P 500 Quality Dividend Covered Call ETF	$18	0.35%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe QDIV ATM BuyWrite Index (TR) (USD) ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the Global X S&P 500 Quality Dividend ETF (Ticker: QDIV) (“Reference Fund”), an affiliate of the Fund, and writes (or sells) a succession of at-the-money (“ATM”) call options with monthly expirations on the Reference Fund. The covered call options on the Reference Fund are held until the day prior to expiration (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Fund seeks to track the performance of high-quality dividend-paying companies within the S&P 500.

Since May 7, 2024 (the "reporting period"), the Fund increased 6.68%, while the Secondary Index decreased 0.44%. The Fund had a net asset value of $25.06 per share on May 7, 2024, and ended the reporting period with a net asset value of $25.67 on October 31, 2024.

During the reporting period, the Global X S&P 500 Quality Dividend ETF returned 8.27%.

During the reporting period, the Fund recorded positive performance driven by the option premiums collected from the ATM covered call strategy. Declining inflation and modest economic growth bolstered the performance of many underlying constituents. Additionally, the growing prevalence of artificial intelligence served as a catalyst for underlying constituents, particularly in the Technology sector. However, the upward movements of the Secondary Index did not directly translate into the positive performance of the Fund due to the nature of the covered call strategy.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500 Quality Dividend Covered Call ETF - $10,668
S&P 500 Index (TR) - $11,072
Cboe QDIV ATM BuyWrite Index (TR) (USD) - $9,956
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
May/24
May/24
Jun/24
Jul/24
Aug/24
Sep/24
Oct/24

	Global X S&P 500 Quality Dividend Covered Call ETF - $10668	S&P 500 Index (TR) - $11072	Cboe QDIV ATM BuyWrite Index (TR) (USD) - $9956
May/24	$10000	$10000	$10000
May/24	$9891	$10187	$9999
Jun/24	$9871	$10552	$9874
Jul/24	$10049	$10681	$9891
Aug/24	$10308	$10940	$10147
Sep/24	$10349	$11173	$10151
Oct/24	$10668	$11072	$9956

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	Cumulative Since Inception
Global X S&P 500 Quality Dividend Covered Call ETF	6.68%
S&P 500 Index (TR)	10.72%
Cboe QDIV ATM BuyWrite Index (TR) (USD)	-0.44%

Since its inception on May 7, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qdcc/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,026,984	2	$3,741	3.19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-0.5%
Exchange Traded Funds	100.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X S&P 500 Quality Dividend ETFFootnote Reference**	100.4%
Written Option - Global X S&P 500 Quality Dividend ETF, $37, 11/15/24	-0.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qdcc/

Global X Funds

Global X S&P 500 Quality Dividend Covered Call ETF: QDCC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-23

Global X Funds

Global X MLP & Energy Infrastructure Covered Call ETF

Ticker: MLPD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from May 7, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$30	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe MLPX ATM BuyWrite Index (TR) (USD) ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the Global X MLP & Energy Infrastructure ETF (Ticker: MLPX) (“Reference Fund”), an affiliate of the Fund, and “writes” (or sells) a succession of at-the-money (“ATM”) call options with monthly expirations on the Reference Fund. The covered call options on the Reference Fund are held until the day prior to expiration (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Fund seeks to track the performance of the underlying Energy Infrastructure sector.

Since May 7, 2024 (the “reporting period”), the Fund increased 7.09%, while the Secondary Index increased 3.37% . The Fund had a net asset value of $24.95 per share on May 7, 2024, and ended the reporting period with a net asset value of $25.50 on October 31, 2024.

During the reporting period, the Fund’s only equity holding, the Global X MLP & Energy Infrastructure ETF, returned 18.15%.

During the reporting period, the Fund recorded positive performance driven by the premiums attained from the ATM covered call strategy. Strong production growth in U.S. oil and natural gas was a primary driver of the Secondary Index's returns, as many of the midstream energy infrastructure companies benefited from increased volumes transported through their pipelines and processing facilities. As a result, many of these companies were able to increase their cash distributions to unitholders, enhancing their total returns. Additionally, some energy infrastructure corporations completed accretive acquisitions or growth projects that expanded their asset bases and cash flow generation. While the Fund posted positive absolute returns, it underperformed the Reference Fund due to the strong performance and relatively low volatility in the midstream sector during the reporting period, which limited the benefit of the covered call strategy.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MLP & Energy Infrastructure Covered Call ETF - $10,709
S&P 500 Index (TR) - $11,072
Cboe MLPX ATM BuyWrite Index (TR) (USD) - $10,337
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
May/24
May/24
Jun/24
Jul/24
Aug/24
Sep/24
Oct/24

	Global X MLP & Energy Infrastructure Covered Call ETF - $10709	S&P 500 Index (TR) - $11072	Cboe MLPX ATM BuyWrite Index (TR) (USD) - $10337
May/24	$10000	$10000	$10000
May/24	$10062	$10187	$9950
Jun/24	$10201	$10552	$10102
Jul/24	$10354	$10681	$10243
Aug/24	$10528	$10940	$10339
Sep/24	$10625	$11173	$10352
Oct/24	$10709	$11072	$10337

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	Cumulative Since Inception
Global X MLP & Energy Infrastructure Covered Call ETF	7.09%
S&P 500 Index (TR)	10.72%
Cboe MLPX ATM BuyWrite Index (TR) (USD)	3.37%

Since its inception on May 7, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpd/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,550,456	2	$7,282	2.51%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-0.6%
Exchange Traded Funds	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	100.5%
Written Option - Global X MLP & Energy Infrastructure ETF, $57, 11/15/24	-0.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpd/

Global X Funds

Global X MLP & Energy Infrastructure Covered Call ETF: MLPD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-24

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,727,672	$0	$0	$1,235,693	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$487,204	$0	$0	$392,972	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $487,204 and $392,972, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X Dow 30® Covered Call ETF (ticker: DJIA)
Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)
Global X Financials Covered Call & Growth ETF (ticker: FYLG)
Global X Health Care Covered Call & Growth ETF (ticker: HYLG)
Global X Information Technology Covered Call & Growth ETF (ticker: TYLG)
Global X Nasdaq 100 ESG Covered Call ETF (ticker: QYLE)
Global X S&P 500 ESG Covered Call ETF (ticker: XYLE)
Global X Dow 30® Covered Call & Growth ETF (ticker: DYLG)
Global X MSCI Emerging Markets Covered Call ETF (ticker: EMCC)
Global X S&P 500 Quality Dividend Covered Call ETF (ticker: QDCC)
Global X MLP & Energy Infrastructure Covered Call ETF (ticker: MLPD)

Annual Financials and Other Information

October 31, 2024

Table of Contents

Financial Statements (Form N-CSR Item 7)

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Fund’s website at https://www.globalxetfs.com/explore/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Fund’s website at https://www.globalxetfs.com/explore/.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.6%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	15,268	$3,580,346

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	35,999	12,413,175

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	17,343	2,556,705

UNITED STATES — 99.9%
Communication Services — 9.2%
Alphabet, Cl A	338,855	57,981,479
Alphabet, Cl C	277,668	47,950,487
AT&T	420,119	9,469,482
Charter Communications, Cl A *	5,275	1,728,143
Comcast, Cl A	226,281	9,881,691
Electronic Arts	13,142	1,982,471
Fox, Cl A	11,648	489,216
Fox, Cl B	7,361	286,784
Interpublic Group	20,182	593,351
Live Nation Entertainment *	9,258	1,084,482
Match Group *	11,980	431,639
Meta Platforms, Cl A	126,416	71,751,193
Netflix *	24,721	18,689,818
News, Cl A	23,603	643,182
News, Cl B	11,645	338,171
Omnicom Group	10,243	1,034,543
Paramount Global, Cl B	41,115	449,798
Take-Two Interactive Software *	9,705	1,569,493
T-Mobile US	28,583	6,378,582
Verizon Communications	246,970	10,404,846
Walt Disney	106,314	10,227,407
Warner Bros Discovery *	121,483	987,657
		254,353,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.1%
Airbnb, Cl A *	25,769	$3,473,404
Amazon.com *	540,753	100,796,359
Aptiv PLC *	14,522	825,285
AutoZone *	955	2,873,595
Best Buy	11,971	1,082,538
Booking Holdings	1,918	8,969,047
BorgWarner	13,344	448,759
Caesars Entertainment *	15,472	619,654
CarMax *	10,798	781,559
Carnival *	56,019	1,232,418
Chipotle Mexican Grill, Cl A *	77,436	4,318,606
Darden Restaurants	6,170	987,323
Deckers Outdoor *	8,483	1,364,830
Domino’s Pizza	2,249	930,479
DR Horton	17,230	2,911,870
eBay	29,004	1,668,020
Expedia Group *	7,086	1,107,613
Ford Motor	230,449	2,371,320
Garmin	8,634	1,712,554
General Motors	67,369	3,419,650
Genuine Parts	9,030	1,035,741
Hasbro	9,177	602,287
Hilton Worldwide Holdings	14,830	3,482,826
Home Depot	57,195	22,520,531
Las Vegas Sands	21,924	1,136,759
Lennar, Cl A	14,339	2,441,932
LKQ	17,638	648,902
Lowe’s	33,366	8,736,220
Lululemon Athletica *	6,269	1,867,535
Marriott International, Cl A	13,470	3,502,469
McDonald’s	41,213	12,038,729
MGM Resorts International *	15,162	559,023
Mohawk Industries *	3,734	501,364
NIKE, Cl B	70,113	5,407,816
Norwegian Cruise Line Holdings *	27,536	697,762
NVR *	177	1,620,047
O’Reilly Automotive *	3,289	3,792,677
Pool	2,585	934,839
PulteGroup	11,936	1,546,070

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ralph Lauren, Cl A	2,609	$516,399
Ross Stores	19,153	2,676,057
Royal Caribbean Cruises	13,820	2,851,757
Starbucks	64,484	6,300,087
Tapestry	13,030	618,274
Tesla *	160,282	40,046,458
TJX	66,087	7,469,814
Tractor Supply	6,074	1,612,708
Ulta Beauty *	3,037	1,120,592
Wynn Resorts	5,947	571,031
Yum! Brands	16,060	2,106,430
		280,858,019
Consumer Staples — 5.8%
Altria Group	99,170	5,400,798
Archer-Daniels-Midland	25,668	1,417,130
Brown-Forman, Cl B	13,030	573,711
Bunge Global	7,885	662,498
Campbell Soup	9,990	466,033
Church & Dwight	14,621	1,460,784
Clorox	6,806	1,079,091
Coca-Cola	223,175	14,575,559
Colgate-Palmolive	46,216	4,330,901
Conagra Brands	26,190	757,939
Constellation Brands, Cl A	9,478	2,202,119
Costco Wholesale	25,564	22,347,538
Dollar General	14,360	1,149,374
Dollar Tree *	13,615	880,074
Estee Lauder, Cl A	13,410	924,485
General Mills	32,950	2,241,259
Hershey	9,075	1,611,538
Hormel Foods	18,701	571,316
J M Smucker	6,644	754,160
Kellanova	16,549	1,334,677
Kenvue	105,709	2,423,907
Keurig Dr Pepper	60,885	2,006,161
Kimberly-Clark	19,787	2,655,020
Kraft Heinz	47,979	1,605,377
Kroger	37,680	2,101,414

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Lamb Weston Holdings	9,764	$758,565
McCormick	14,133	1,105,766
Molson Coors Beverage, Cl B	11,757	640,404
Mondelez International, Cl A	77,799	5,327,676
Monster Beverage *	41,380	2,179,898
PepsiCo	78,950	13,112,016
Philip Morris International	91,180	12,099,586
Procter & Gamble	135,761	22,425,002
Sysco	29,168	2,186,142
Target	27,593	4,140,054
Tyson Foods, Cl A	14,659	858,871
Walgreens Boots Alliance	46,639	441,205
Walmart	250,318	20,513,560
		161,321,608
Energy — 3.4%
APA	20,001	472,024
Baker Hughes, Cl A	56,840	2,164,467
Chevron	97,813	14,556,531
ConocoPhillips	67,920	7,439,957
Coterra Energy	48,837	1,168,181
Devon Energy	33,461	1,294,271
Diamondback Energy	10,211	1,804,998
EOG Resources	32,935	4,016,753
EQT	31,274	1,142,752
Exxon Mobil	256,526	29,957,106
Halliburton	47,117	1,307,026
Hess	16,106	2,165,935
Kinder Morgan	111,185	2,725,144
Marathon Oil	28,133	779,284
Marathon Petroleum	19,253	2,800,734
Occidental Petroleum	36,808	1,844,449
ONEOK	34,115	3,305,061
Phillips 66	24,973	3,042,211
Schlumberger	84,725	3,394,931
Targa Resources	13,319	2,223,740
Valero Energy	18,277	2,371,624
Williams	71,749	3,757,495
		93,734,674

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.4%
Aflac	30,316	$3,176,814
Allstate	15,403	2,872,968
American Express	32,882	8,880,771
American International Group	39,027	2,961,369
Ameriprise Financial	5,600	2,857,680
Aon PLC, Cl A	12,271	4,501,862
Arch Capital Group *	21,421	2,111,254
Arthur J Gallagher	12,303	3,459,604
Assurant	3,076	589,669
Bank of America	388,549	16,249,119
Bank of New York Mellon	42,496	3,202,499
Berkshire Hathaway, Cl B *	105,913	47,758,290
BlackRock Funding	8,171	8,015,996
Blackstone	41,078	6,890,834
Brown & Brown	12,644	1,323,068
Capital One Financial	22,531	3,667,821
Cboe Global Markets	5,759	1,229,950
Charles Schwab	84,979	6,019,063
Chubb	21,957	6,201,535
Cincinnati Financial	8,647	1,217,757
Citigroup	111,393	7,148,089
Citizens Financial Group	24,415	1,028,360
CME Group, Cl A	21,439	4,831,493
Corpay *	3,807	1,255,244
Discover Financial Services	14,265	2,117,354
Erie Indemnity, Cl A	1,338	600,548
Everest Group	2,557	909,295
FactSet Research Systems	2,108	957,158
Fidelity National Information Services	32,556	2,921,250
Fifth Third Bancorp	41,930	1,831,502
Fiserv *	33,565	6,642,513
Franklin Resources	15,848	329,163
Global Payments	14,678	1,522,255
Globe Life	5,500	580,800
Goldman Sachs Group	18,471	9,564,099
Hartford Financial Services Group	16,966	1,873,725
Huntington Bancshares	80,006	1,247,294
Intercontinental Exchange	32,587	5,079,336
Invesco	19,967	346,228

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jack Henry & Associates	4,523	$822,869
JPMorgan Chase	164,384	36,480,097
KeyCorp	60,274	1,039,726
KKR	39,480	5,457,715
Loews	9,776	771,913
M&T Bank	10,374	2,019,610
MarketAxess Holdings	1,796	519,798
Marsh & McLennan	28,734	6,270,908
Mastercard, Cl A	47,594	23,777,486
MetLife	35,109	2,753,248
Moody’s	8,843	4,015,076
Morgan Stanley	72,806	8,463,698
MSCI, Cl A	4,516	2,579,539
Nasdaq	24,025	1,775,928
Northern Trust	10,956	1,101,297
PayPal Holdings *	57,829	4,585,840
PNC Financial Services Group	23,501	4,424,533
Principal Financial Group	11,997	988,553
Progressive	34,318	8,333,440
Prudential Financial	21,097	2,583,961
Raymond James Financial	11,271	1,670,588
Regions Financial	48,238	1,151,441
S&P Global	18,745	9,004,348
State Street	16,633	1,543,542
Synchrony Financial	23,425	1,291,655
T Rowe Price Group	11,911	1,308,542
Travelers	13,116	3,225,749
Truist Financial	78,700	3,388,035
US Bancorp	92,301	4,459,061
Visa, Cl A	96,417	27,946,467
W R Berkley	15,560	889,565
Wells Fargo	195,492	12,691,341
Willis Towers Watson PLC	5,689	1,719,159
		373,028,357
Health Care — 11.2%
Abbott Laboratories	99,880	11,323,396
AbbVie	101,764	20,746,627
Agilent Technologies	16,090	2,096,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Align Technology *	4,119	$844,519
Amgen	31,481	10,078,957
Baxter International	29,637	1,058,041
Becton Dickinson	16,987	3,967,993
Biogen *	8,553	1,488,222
Bio-Techne	9,810	723,487
Boston Scientific *	84,054	7,062,217
Bristol-Myers Squibb	115,344	6,432,735
Cardinal Health	13,662	1,482,600
Catalent *	11,003	644,776
Cencora	9,631	2,196,638
Centene *	29,916	1,862,570
Charles River Laboratories International *	3,592	641,459
Cigna Group	15,869	4,995,720
Cooper *	11,050	1,156,714
CVS Health	75,109	4,240,654
Danaher	37,649	9,248,853
DaVita *	2,254	315,132
Dexcom *	25,003	1,762,211
Edwards Lifesciences *	34,363	2,302,665
Elevance Health	13,556	5,500,483
Eli Lilly	45,592	37,829,506
GE HealthCare Technologies	25,216	2,202,618
Gilead Sciences	70,837	6,291,742
HCA Healthcare	10,725	3,847,486
Henry Schein *	7,711	541,544
Hologic *	14,046	1,135,900
Humana	7,088	1,827,499
IDEXX Laboratories *	4,733	1,925,952
Incyte *	11,213	831,108
Insulet *	3,697	855,966
Intuitive Surgical *	20,813	10,486,422
IQVIA Holdings *	10,412	2,142,998
Johnson & Johnson	138,817	22,191,286
Labcorp Holdings	5,324	1,215,309
McKesson	7,291	3,649,802
Medtronic PLC	74,911	6,685,807
Merck	145,854	14,923,781
Mettler-Toledo International *	1,307	1,688,317

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	19,551	$1,062,792
Molina Healthcare *	3,369	1,082,190
Pfizer	332,264	9,403,071
Quest Diagnostics	5,689	880,828
Regeneron Pharmaceuticals *	6,035	5,058,537
ResMed	9,041	2,192,171
Revvity	8,279	981,807
Solventum *	8,663	628,761
STERIS PLC	5,929	1,315,349
Stryker	19,562	6,969,549
Teleflex	3,243	652,038
Thermo Fisher Scientific	21,950	11,991,724
UnitedHealth Group	53,315	30,096,317
Universal Health Services, Cl B	3,617	738,989
Vertex Pharmaceuticals *	15,113	7,193,486
Viatris	77,313	896,831
Waters *	3,728	1,204,554
West Pharmaceutical Services	4,030	1,240,958
Zimmer Biomet Holdings	12,876	1,376,702
Zoetis, Cl A	25,664	4,588,210
		312,001,264
Industrials — 8.6%
3M	31,819	4,087,787
A O Smith	7,913	594,266
Allegion PLC	5,643	787,932
Amentum Holdings *	8,304	246,961
AMETEK	13,542	2,482,790
Automatic Data Processing	23,748	6,868,872
Axon Enterprise *	4,485	1,899,398
Boeing *	42,268	6,311,035
Broadridge Financial Solutions	6,762	1,425,835
Builders FirstSource *	6,454	1,106,216
Carrier Global	49,273	3,583,133
Caterpillar	27,812	10,462,874
CH Robinson Worldwide	6,166	635,345
Cintas	20,156	4,148,306
Copart *	51,353	2,643,139
CSX	115,975	3,901,399

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	7,932	$2,609,469
Dayforce *	9,831	697,509
Deere	14,976	6,060,637
Delta Air Lines	37,301	2,134,363
Dover	7,698	1,457,462
Eaton PLC	23,346	7,741,067
Emerson Electric	33,953	3,676,091
Equifax	6,766	1,793,125
Expeditors International of Washington	9,316	1,108,604
Fastenal	33,423	2,613,010
FedEx	13,382	3,664,661
Fortive	21,615	1,543,959
GE Vernova *	16,276	4,909,818
Generac Holdings *	4,123	682,563
General Dynamics	15,003	4,375,025
General Electric	62,248	10,692,961
Honeywell International	38,042	7,824,479
Howmet Aerospace	22,566	2,250,282
Hubbell, Cl B	3,083	1,316,534
Huntington Ingalls Industries	2,522	466,469
IDEX	4,831	1,036,926
Illinois Tool Works	15,221	3,974,660
Ingersoll Rand	23,383	2,244,768
Jacobs Solutions	8,173	1,148,960
JB Hunt Transport Services	5,354	967,040
Johnson Controls International	39,556	2,988,456
L3Harris Technologies	10,845	2,683,812
Leidos Holdings	7,435	1,361,795
Lockheed Martin	12,375	6,757,369
Masco	14,239	1,137,839
Nordson	3,113	771,682
Norfolk Southern	13,020	3,260,599
Northrop Grumman	7,752	3,945,923
Old Dominion Freight Line	10,356	2,084,870
Otis Worldwide	23,597	2,317,225
PACCAR	30,655	3,196,703
Parker-Hannifin	7,668	4,862,049
Paychex	18,678	2,602,406
Paycom Software	2,428	507,525

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC	10,651	$1,055,727
Quanta Services	8,669	2,614,830
Republic Services, Cl A	11,894	2,355,012
Rockwell Automation	6,586	1,756,552
Rollins	15,277	720,158
RTX	77,893	9,424,274
Snap-On	2,871	947,803
Southwest Airlines	39,361	1,203,659
Stanley Black & Decker	8,342	775,305
Textron	9,591	771,308
Trane Technologies PLC	12,794	4,735,827
TransDigm Group	3,171	4,129,593
Uber Technologies *	123,129	8,871,444
Union Pacific	35,717	8,288,844
United Airlines Holdings *	17,773	1,390,915
United Parcel Service, Cl B	41,614	5,578,773
United Rentals	3,750	3,048,000
Veralto	14,207	1,451,813
Verisk Analytics, Cl A	8,430	2,315,890
Waste Management	21,782	4,701,645
Westinghouse Air Brake Technologies	10,544	1,982,061
WW Grainger	2,700	2,994,921
Xylem	13,224	1,610,419
		239,378,756
Information Technology — 31.2%
Adobe *	25,466	12,174,785
Advanced Micro Devices *	93,066	13,408,019
Akamai Technologies *	9,856	996,244
Amphenol, Cl A	71,830	4,814,047
Analog Devices	29,010	6,472,421
ANSYS *	4,714	1,510,413
Apple	880,660	198,949,901
Applied Materials	48,548	8,815,346
Arista Networks *	15,188	5,869,251
Autodesk *	12,405	3,520,539
Broadcom	269,133	45,690,709
Cadence Design Systems *	16,362	4,517,875
CDW	7,854	1,478,358

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	231,477	$12,677,995
Cognizant Technology Solutions, Cl A	29,039	2,166,019
Corning	43,556	2,072,830
Crowdstrike Holdings, Cl A *	13,757	4,084,041
Dell Technologies, Cl C	16,214	2,004,537
Enphase Energy *	8,685	721,202
EPAM Systems *	3,767	710,645
F5 *	3,456	808,289
Fair Isaac *	1,365	2,720,595
First Solar *	6,144	1,194,885
Fortinet *	36,358	2,859,920
Gartner *	4,318	2,169,795
Gen Digital	29,872	869,574
GoDaddy, Cl A *	8,024	1,338,403
Hewlett Packard Enterprise	69,796	1,360,324
HP	53,650	1,905,648
Intel	242,222	5,212,617
International Business Machines	52,891	10,933,628
Intuit	16,015	9,773,955
Jabil	5,948	732,139
Juniper Networks	19,946	775,899
Keysight Technologies *	9,693	1,444,354
KLA	7,859	5,235,902
Lam Research	76,167	5,663,016
Microchip Technology	29,604	2,172,045
Micron Technology	63,229	6,300,770
Microsoft	430,505	174,935,707
Monolithic Power Systems	2,701	2,050,869
Motorola Solutions	9,430	4,237,371
NetApp	12,346	1,423,617
NVIDIA	1,424,851	189,163,219
ON Semiconductor *	24,778	1,746,601
Oracle	91,981	15,438,091
Palantir Technologies, Cl A *	116,695	4,849,844
Palo Alto Networks *	18,460	6,651,692
PTC *	6,347	1,176,290
Qorvo *	6,229	443,879
QUALCOMM	65,342	10,635,717
Roper Technologies	6,175	3,320,483

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	55,770	$16,249,705
Seagate Technology Holdings	12,147	1,219,194
ServiceNow *	12,064	11,255,591
Skyworks Solutions	10,686	935,880
Super Micro Computer *	26,772	779,333
Synopsys *	8,654	4,444,781
Teledyne Technologies *	2,865	1,304,492
Teradyne	9,993	1,061,357
Texas Instruments	53,568	10,882,875
Trimble *	15,284	924,682
Tyler Technologies *	2,280	1,380,745
VeriSign *	5,194	918,507
Western Digital *	21,001	1,371,575
Zebra Technologies, Cl A *	3,008	1,148,966
		866,077,998
Materials — 2.2%
Air Products & Chemicals	12,839	3,986,895
Albemarle	7,437	704,507
Amcor PLC	96,224	1,070,973
Avery Dennison	4,408	912,588
Ball	15,905	942,371
Celanese, Cl A	6,481	816,412
CF Industries Holdings	9,563	786,365
Corteva	40,694	2,479,078
Dow	41,126	2,030,802
DuPont de Nemours	24,166	2,005,536
Eastman Chemical	7,615	800,260
Ecolab	15,107	3,712,243
FMC	8,114	527,329
Freeport-McMoRan	85,626	3,854,883
International Flavors & Fragrances	14,908	1,482,302
International Paper	22,204	1,233,210
Linde PLC	27,625	12,601,144
LyondellBasell Industries, Cl A	15,270	1,326,199
Martin Marietta Materials	3,690	2,185,735
Mosaic	21,494	575,179
Newmont	67,934	3,086,921
Nucor	13,452	1,908,032

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	4,873	$1,115,625
PPG Industries	14,375	1,789,831
Sherwin-Williams	13,157	4,720,337
Smurfit WestRock	31,439	1,619,109
Steel Dynamics	7,485	976,793
Vulcan Materials	7,735	2,118,849
		61,369,508
Real Estate — 2.3%
Alexandria Real Estate Equities †	8,534	951,968
American Tower †	26,563	5,672,263
AvalonBay Communities †	8,054	1,784,847
BXP †	7,561	609,114
Camden Property Trust †	5,548	642,403
CBRE Group, Cl A *	17,225	2,255,958
CoStar Group *	23,062	1,678,683
Crown Castle †	24,923	2,678,973
Digital Realty Trust †	17,617	3,139,878
Equinix †	5,577	5,064,362
Equity Residential †	19,046	1,340,267
Essex Property Trust †	4,076	1,157,013
Extra Space Storage †	12,253	2,000,915
Federal Realty Investment Trust †	3,993	442,584
Healthpeak Properties †	44,250	993,412
Host Hotels & Resorts †	38,293	660,171
Invitation Homes †	34,412	1,080,881
Iron Mountain †	16,534	2,045,752
Kimco Realty †	39,875	945,835
Mid-America Apartment Communities †	7,312	1,106,598
ProLogis †	52,724	5,954,649
Public Storage †	9,440	3,106,326
Realty Income †	48,702	2,891,438
Regency Centers †	8,806	629,101
SBA Communications, Cl A †	6,063	1,391,277
Simon Property Group †	17,561	2,969,916
UDR †	19,098	805,745
Ventas †	22,988	1,505,484
VICI Properties, Cl A †	57,229	1,817,593
Welltower †	33,543	4,524,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser †	38,685	$1,205,425
		63,053,111
Utilities — 2.5%
AES	40,835	673,369
Alliant Energy	15,558	933,480
Ameren	14,177	1,234,959
American Electric Power	30,605	3,022,244
American Water Works	10,892	1,504,294
Atmos Energy	8,556	1,187,402
CenterPoint Energy	40,842	1,206,064
CMS Energy	19,007	1,323,077
Consolidated Edison	19,645	1,997,504
Constellation Energy	18,627	4,898,156
Dominion Energy	49,229	2,930,602
DTE Energy	11,728	1,456,852
Duke Energy	43,791	5,047,789
Edison International	21,876	1,802,582
Entergy	12,114	1,875,005
Evergy	12,385	748,549
Eversource Energy	20,333	1,338,928
Exelon	58,114	2,283,880
FirstEnergy	27,091	1,133,217
NextEra Energy	120,465	9,546,851
NiSource	26,326	925,622
NRG Energy	11,180	1,010,672
PG&E	124,667	2,520,767
Pinnacle West Capital	6,443	565,760
PPL	41,691	1,357,459
Public Service Enterprise Group	28,698	2,565,888
Sempra	37,073	3,090,776
Southern	62,144	5,656,968
Vistra	19,045	2,379,863
WEC Energy Group	17,747	1,695,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	32,074	$2,142,864
		70,056,814
TOTAL UNITED STATES		2,775,234,024
TOTAL COMMON STOCK (Cost $1,948,717,545)		2,793,784,250
TOTAL INVESTMENTS — 100.6% (Cost $1,948,717,545)		$2,793,784,250

WRITTEN OPTIONS— (0.6)% (Premiums Received $(52,607,064))		$(15,685,270)

Percentages are based on Net Assets of $2,778,298,455.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
S&P 500 Index	(4,894)	$(2,792,247,230)	$5,855	11/15/24	$(15,685,270)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,793,784,250.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,793,784,250	$—	$—	$2,793,784,250
Total Investments in Securities	$2,793,784,250	$—	$—	$2,793,784,250

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(15,685,270)	$—	$—	$(15,685,270)
Total Other Financial Instruments	$(15,685,270)	$—	$—	$(15,685,270)

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.1%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	27,674	$56,376,919

CHINA — 0.9%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	363,838	43,875,225

Information Technology — 0.4%
NXP Semiconductors	138,752	32,537,344

TOTAL CHINA		76,412,569
TAIWAN — 0.4%
Information Technology — 0.4%
ASML Holding	51,322	34,516,611

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	245,190	18,634,440

Health Care — 0.3%
AstraZeneca ADR	317,199	22,568,709

Information Technology — 0.1%
ARM Holdings ADR *	66,154	9,347,560

TOTAL UNITED KINGDOM		50,550,709
UNITED STATES — 98.5%
Communication Services — 16.6%
Alphabet, Cl A	1,235,639	211,430,189
Alphabet, Cl C	1,177,892	203,410,170
Charter Communications, Cl A *	77,798	25,487,403
Comcast, Cl A	2,104,416	91,899,847
Electronic Arts	143,892	21,706,108
Meta Platforms, Cl A	733,002	416,037,275
Netflix *	233,757	176,727,305
Take-Two Interactive Software *	93,234	15,077,802
T-Mobile US	635,581	141,836,256

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	243,798	$29,306,958
Warner Bros Discovery *	1,315,417	10,694,340
		1,343,613,653
Consumer Discretionary — 12.3%
Airbnb, Cl A *	239,641	32,301,210
Amazon.com *	2,213,564	412,608,330
Booking Holdings	18,203	85,121,779
DoorDash, Cl A *	209,574	32,840,246
Lululemon Athletica *	62,965	18,757,273
Marriott International, Cl A	153,298	39,860,546
O’Reilly Automotive *	31,642	36,487,656
Ross Stores	181,708	25,388,242
Starbucks	617,346	60,314,704
Tesla *	1,019,913	254,825,263
		998,505,249
Consumer Staples — 5.8%
Costco Wholesale	241,451	211,071,635
Dollar Tree *	113,094	7,310,396
Keurig Dr Pepper	738,660	24,338,847
Kraft Heinz	658,693	22,039,868
Mondelez International, Cl A	727,644	49,829,061
Monster Beverage *	533,623	28,111,260
PepsiCo	748,301	124,277,830
		466,978,897
Energy — 0.6%
Baker Hughes, Cl A	541,159	20,607,335
Diamondback Energy	160,623	28,393,327
		49,000,662
Financials — 0.5%
PayPal Holdings *	556,856	44,158,681

Health Care — 5.7%
Amgen	292,633	93,689,381
Biogen *	77,247	13,440,978
Dexcom *	213,189	15,025,561

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	248,834	$21,735,650
Gilead Sciences	678,193	60,237,102
IDEXX Laboratories *	44,836	18,244,665
Illumina *	84,282	12,148,408
Intuitive Surgical *	193,533	97,509,667
Moderna *	206,953	11,249,965
Regeneron Pharmaceuticals *	59,014	49,465,535
Vertex Pharmaceuticals *	140,582	66,914,220
		459,661,132
Industrials — 4.6%
Automatic Data Processing	222,154	64,255,823
Cintas	219,591	45,194,024
Copart *	524,258	26,983,559
CSX	1,056,050	35,525,522
Fastenal	311,956	24,388,720
Honeywell International	353,925	72,795,294
Old Dominion Freight Line	116,797	23,513,572
PACCAR	285,516	29,773,608
Paychex	195,915	27,296,837
Verisk Analytics, Cl A	77,625	21,325,140
		371,052,099
Information Technology — 49.3%
Adobe *	241,486	115,449,627
Advanced Micro Devices *	881,720	127,029,400
Analog Devices	270,461	60,342,554
ANSYS *	47,595	15,249,914
Apple	3,206,626	724,408,880
Applied Materials	449,093	81,546,307
Atlassian, Cl A *	85,950	16,205,013
Autodesk *	117,455	33,333,729
Broadcom	2,524,449	428,575,707
Cadence Design Systems *	149,116	41,173,910
CDW	72,821	13,707,097
Cisco Systems	2,194,710	120,204,267
Cognizant Technology Solutions, Cl A	270,007	20,139,822
Crowdstrike Holdings, Cl A *	126,798	37,642,522
Datadog, Cl A *	169,510	21,263,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	416,642	$32,773,060
GLOBALFOUNDRIES *	297,044	10,842,106
Intel	2,329,364	50,127,913
Intuit	152,225	92,902,917
KLA	73,282	48,822,667
Lam Research	707,534	52,605,153
Marvell Technology	471,787	37,794,856
Microchip Technology	292,186	21,437,687
Micron Technology	603,974	60,186,009
Microsoft	1,567,706	637,037,333
MongoDB, Cl A *	39,405	10,655,112
NVIDIA	5,173,562	686,842,091
ON Semiconductor *	227,533	16,038,801
Palo Alto Networks *	176,400	63,562,212
QUALCOMM	606,775	98,764,767
Roper Technologies	58,352	31,377,621
Super Micro Computer *	318,971	9,285,246
Synopsys *	83,701	42,989,671
Texas Instruments	497,369	101,045,486
Workday, Cl A *	116,093	27,148,348
Zscaler *	80,604	14,572,397
		4,003,083,536
Materials — 1.5%
Linde PLC	260,149	118,666,966

Real Estate — 0.2%
CoStar Group *	218,572	15,909,856

Utilities — 1.4%
American Electric Power	289,805	28,618,244
Constellation Energy	170,367	44,799,706
Exelon	545,000	21,418,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	297,376	$19,867,691
		114,704,141
TOTAL UNITED STATES		7,985,334,872
TOTAL COMMON STOCK (Cost $5,108,830,549)		8,203,191,680
TOTAL INVESTMENTS — 101.1% (Cost $5,108,830,549)		$8,203,191,680

WRITTEN OPTIONS— (1.2)% (Premiums Received $(199,000,638))		$(97,653,255)

Percentages are based on Net Assets of $8,110,940,920.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(4,123)	$(8,200,820,166)	$20,300	11/15/24	$(97,653,255)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,190,777,484.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,203,191,680	$—	$—	$8,203,191,680
Total Investments in Securities	$8,203,191,680	$—	$—	$8,203,191,680

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(97,653,255)	$—	$—	$(97,653,255)
Total Other Financial Instruments	$(97,653,255)	$—	$—	$(97,653,255)

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 101.1%
Global X Russell 2000 ETF (A)(B)(C)	16,579,541	$1,424,845,753
TOTAL EXCHANGE TRADED FUND (Cost $1,311,631,398)		1,424,845,753

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(D)	1	—
CinCor Pharma CVR# *(D)	15,984	48,911
Inhibrx CVR# *(D)	15,798	10,269
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(D)	2,421	—
OmniAb CVR# *(D)	2,421	—

TOTAL RIGHTS (Cost $–)		69,337
TOTAL INVESTMENTS — 101.1% (Cost $1,311,631,398)		$1,424,915,090

WRITTEN OPTIONS— (1.1)% (Premiums Received $(41,001,922))		$(15,652,560)

Percentages are based on Net Assets of $1,409,648,364.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.1)%
Call Options
Russell 2000 Index	(6,468)	$(1,420,794,514)	$2,280	11/15/24	$(15,652,560)

*	Non-income producing security.
#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,423,224,925.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 Covered Call ETF

(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange Traded Fund	$1,424,845,753	$—	$—	$1,424,845,753
Rights	—	—	69,337	69,337
Total Investments in Securities	$1,424,845,753	$—	$69,337	$1,424,915,090

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(15,652,560)	$—	$—	$(15,652,560)
Total Other Financial Instruments	$(15,652,560)	$—	$—	$(15,652,560)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Global X Russell 2000 ETF
$—	$1,507,164,337	$(207,495,165)	$113,214,355	$11,962,226	$1,424,845,753	$5,766,857	$—
Vanguard Russell 2000 ETF

485,418,321	188,253,888	(770,588,540)	40,701,252	56,215,079	—	3,067,464	—
Totals:
$485,418,321	$1,695,418,225	$(978,083,705)	$153,915,607	$68,177,305	$1,424,845,753	$8,834,321	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.6%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	350	$713,013

CHINA — 1.0%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	4,706	567,497

Information Technology — 0.4%
NXP Semiconductors	1,752	410,844

TOTAL CHINA		978,341
TAIWAN — 0.4%
Information Technology — 0.4%
ASML Holding	649	436,485

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	3,149	239,324

Health Care — 0.3%
AstraZeneca ADR	4,000	284,600

Information Technology — 0.1%
ARM Holdings ADR *	855	120,811

TOTAL UNITED KINGDOM		644,735
UNITED STATES — 97.9%
Communication Services — 16.5%
Alphabet, Cl A (A)	15,829	2,708,500
Alphabet, Cl C (A)	15,091	2,606,065
Charter Communications, Cl A *	982	321,713
Comcast, Cl A (A)	27,055	1,181,492
Electronic Arts	1,816	273,944
Meta Platforms, Cl A (A)	9,377	5,322,198
Netflix *	2,996	2,265,066
Take-Two Interactive Software *	1,204	194,711
T-Mobile US	8,152	1,819,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	3,088	$371,208
Warner Bros Discovery *	16,872	137,169
		17,201,266
Consumer Discretionary — 12.2%
Airbnb, Cl A *	3,027	408,009
Amazon.com *(A)	28,313	5,277,543
Booking Holdings (A)	233	1,089,566
DoorDash, Cl A *	2,650	415,255
Lululemon Athletica *	810	241,299
Marriott International, Cl A	1,952	507,559
O’Reilly Automotive *	399	460,103
Ross Stores	2,296	320,797
Starbucks	7,961	777,790
Tesla *	13,061	3,263,291
		12,761,212
Consumer Staples — 5.7%
Costco Wholesale (A)	3,092	2,702,964
Dollar Tree *	1,463	94,568
Keurig Dr Pepper	9,335	307,588
Kraft Heinz	8,319	278,354
Mondelez International, Cl A	9,397	643,507
Monster Beverage *	6,753	355,748
PepsiCo	9,599	1,594,202
		5,976,931
Energy — 0.6%
Baker Hughes, Cl A	6,822	259,782
Diamondback Energy	2,030	358,843
		618,625
Financials — 0.5%
PayPal Holdings *	7,058	559,699

Health Care — 5.7%
Amgen (A)	3,761	1,204,122
Biogen *	1,003	174,522
Dexcom *	2,754	194,102

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	3,135	$273,842
Gilead Sciences	8,601	763,941
IDEXX Laboratories *	566	230,316
Illumina *	1,093	157,545
Intuitive Surgical *	2,488	1,253,554
Moderna *	2,639	143,456
Regeneron Pharmaceuticals *	761	637,870
Vertex Pharmaceuticals *	1,810	861,524
		5,894,794
Industrials — 4.5%
Automatic Data Processing	2,864	828,383
Cintas	2,785	573,181
Copart *	6,619	340,680
CSX	13,367	449,666
Fastenal	3,935	307,638
Honeywell International (A)	4,554	936,667
Old Dominion Freight Line	1,475	296,947
PACCAR	3,607	376,138
Paychex	2,474	344,703
Verisk Analytics, Cl A	978	268,676
		4,722,679
Information Technology — 49.1%
Adobe *(A)	3,099	1,481,570
Advanced Micro Devices *(A)	11,308	1,629,144
Analog Devices	3,433	765,937
ANSYS *	599	191,926
Apple (A)	40,991	9,260,277
Applied Materials (A)	5,778	1,049,169
Atlassian, Cl A *	1,095	206,451
Autodesk *	1,484	421,159
Broadcom (A)	32,289	5,481,704
Cadence Design Systems *	1,892	522,419
CDW	916	172,419
Cisco Systems (A)	28,164	1,542,542
Cognizant Technology Solutions, Cl A	3,408	254,203
Crowdstrike Holdings, Cl A *	1,604	476,179
Datadog, Cl A *	2,143	268,818

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	5,276	$415,010
GLOBALFOUNDRIES *	3,772	137,678
Intel	30,080	647,322
Intuit	1,957	1,194,357
KLA	928	618,261
Lam Research	9,140	679,559
Marvell Technology	5,966	477,936
Microchip Technology	3,684	270,295
Micron Technology (A)	7,784	775,676
Microsoft (A)	20,042	8,144,067
MongoDB, Cl A *	504	136,282
NVIDIA	66,138	8,780,481
ON Semiconductor *	2,940	207,241
Palo Alto Networks *	2,273	819,030
QUALCOMM	7,796	1,268,955
Roper Technologies	739	397,382
Super Micro Computer *	4,026	117,197
Synopsys *	1,059	543,913
Texas Instruments	6,389	1,297,989
Workday, Cl A *	1,470	343,759
Zscaler *	1,031	186,394
		51,182,701
Materials — 1.5%
Linde PLC (A)	3,337	1,522,173

Real Estate — 0.2%
CoStar Group *	2,816	204,977

Utilities — 1.4%
American Electric Power	3,668	362,215
Constellation Energy	2,204	579,564
Exelon	6,875	270,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	3,839	$256,484
		1,468,450
TOTAL UNITED STATES		102,113,507
TOTAL COMMON STOCK (Cost $76,568,926)		104,886,081
TOTAL INVESTMENTS — 100.6% (Cost $76,568,926)		$104,886,081

WRITTEN OPTIONS— (0.6)% (Premiums Received $(1,257,022))		$(615,810)

Percentages are based on Net Assets of $104,271,160.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Nasdaq-100	(26)	$(51,715,092)	$20,300	11/15/24	$(615,810)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $52,243,603.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$104,886,081	$—	$—	$104,886,081
Total Investments in Securities	$104,886,081	$—	$—	$104,886,081

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(615,810)	$—	$—	$(615,810)
Total Other Financial Instruments	$(615,810)	$—	$—	$(615,810)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.3%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	324	$75,978

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A (A)	777	267,925

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	371	54,693

UNITED STATES — 99.6%
Communication Services — 9.2%
Alphabet, Cl A (A)	7,202	1,232,334
Alphabet, Cl C (A)	5,900	1,018,871
AT&T (A)	8,966	202,094
Charter Communications, Cl A *(A)	119	38,986
Comcast, Cl A (A)	4,783	208,874
Electronic Arts (A)	311	46,914
Fox, Cl A (A)	243	10,206
Fox, Cl B (A)	191	7,441
Interpublic Group	433	12,730
Live Nation Entertainment *	188	22,022
Match Group *	396	14,268
Meta Platforms, Cl A (A)	2,688	1,525,655
Netflix *	533	402,964
News, Cl A	567	15,451
News, Cl B	189	5,489
Omnicom Group	233	23,533
Paramount Global, Cl B	744	8,139
Take-Two Interactive Software *	203	32,829
T-Mobile US	605	135,012
Verizon Communications	5,250	221,183
Walt Disney (A)	2,246	216,065
Warner Bros Discovery *	2,731	22,203
		5,423,263

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.1%
Airbnb, Cl A *(A)	540	$72,787
Amazon.com *(A)	11,499	2,143,414
Aptiv PLC *(A)	316	17,958
AutoZone *(A)	21	63,189
Best Buy (A)	230	20,799
Booking Holdings (A)	41	191,726
BorgWarner (A)	252	8,475
Caesars Entertainment *(A)	186	7,449
CarMax *(A)	179	12,956
Carnival *(A)	1,359	29,898
Chipotle Mexican Grill, Cl A *(A)	1,686	94,028
Darden Restaurants (A)	159	25,443
Deckers Outdoor *(A)	190	30,569
Domino’s Pizza (A)	44	18,204
DR Horton (A)	360	60,840
eBay (A)	617	35,484
Expedia Group *(A)	164	25,635
Ford Motor (A)	4,822	49,618
Garmin (A)	184	36,496
General Motors (A)	1,440	73,094
Genuine Parts (A)	183	20,990
Hasbro (A)	190	12,470
Hilton Worldwide Holdings (A)	304	71,394
Home Depot (A)	1,214	478,012
Las Vegas Sands	468	24,266
Lennar, Cl A	295	50,238
LKQ	380	13,980
Lowe’s	711	186,161
Lululemon Athletica *	143	42,600
Marriott International, Cl A	287	74,626
McDonald’s	890	259,978
MGM Resorts International *	321	11,835
Mohawk Industries *	69	9,265
NIKE, Cl B	1,515	116,852
Norwegian Cruise Line Holdings *(A)	557	14,114
NVR *	4	36,611
O’Reilly Automotive *	71	81,873
Pool	47	16,997
PulteGroup	251	32,512

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ralph Lauren, Cl A	48	$9,501
Ross Stores	416	58,124
Royal Caribbean Cruises (A)	283	58,397
Starbucks	1,405	137,269
Tapestry	279	13,239
Tesla *	3,405	850,739
TJX	1,410	159,372
Tractor Supply	127	33,720
Ulta Beauty *	61	22,508
Wynn Resorts	101	9,698
Yum! Brands	360	47,218
		5,972,621
Consumer Staples — 5.8%
Altria Group (A)	2,158	117,525
Archer-Daniels-Midland (A)	578	31,911
Brown-Forman, Cl B (A)	255	11,228
Bunge Global (A)	164	13,779
Campbell Soup (A)	219	10,216
Church & Dwight (A)	324	32,371
Clorox (A)	138	21,880
Coca-Cola (A)	4,814	314,402
Colgate-Palmolive (A)	1,007	94,366
Conagra Brands (A)	665	19,245
Constellation Brands, Cl A (A)	199	46,236
Costco Wholesale (A)	543	474,680
Dollar General (A)	285	22,811
Dollar Tree *(A)	292	18,875
Estee Lauder, Cl A	280	19,303
General Mills (A)	698	47,478
Hershey (A)	191	33,918
Hormel Foods (A)	380	11,609
J M Smucker	153	17,367
Kellanova	321	25,889
Kenvue	2,338	53,610
Keurig Dr Pepper	1,321	43,527
Kimberly-Clark	418	56,087
Kraft Heinz	1,058	35,401
Kroger	807	45,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Lamb Weston Holdings	191	$14,839
McCormick	299	23,394
Molson Coors Beverage, Cl B	199	10,840
Mondelez International, Cl A	1,649	112,923
Monster Beverage *	862	45,410
PepsiCo	1,704	283,000
Philip Morris International	1,887	250,405
Procter & Gamble	2,881	475,884
Sysco	598	44,820
Target	564	84,623
Tyson Foods, Cl A	333	19,510
Walgreens Boots Alliance	1,072	10,141
Walmart	5,393	441,956
		3,436,465
Energy — 3.4%
APA (A)	412	9,723
Baker Hughes, Cl A (A)	1,261	48,019
Chevron (A)	2,110	314,010
ConocoPhillips (A)	1,397	153,027
Coterra Energy (A)	947	22,652
Devon Energy (A)	768	29,706
Diamondback Energy (A)	216	38,182
EOG Resources (A)	711	86,714
EQT (A)	709	25,907
Exxon Mobil (A)	5,448	636,217
Halliburton (A)	1,071	29,710
Hess (A)	349	46,933
Kinder Morgan	2,355	57,721
Marathon Oil	746	20,664
Marathon Petroleum	410	59,643
Occidental Petroleum	809	40,539
ONEOK	745	72,176
Phillips 66	522	63,590
Schlumberger (A)	1,765	70,724
Targa Resources	277	46,248
Valero Energy	405	52,553
Williams	1,556	81,488
		2,006,146

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.4%
Aflac (A)	618	$64,760
Allstate (A)	329	61,365
American Express (A)	679	183,384
American International Group (A)	823	62,449
Ameriprise Financial (A)	119	60,726
Aon PLC, Cl A (A)	272	99,789
Arch Capital Group *(A)	436	42,972
Arthur J Gallagher (A)	269	75,643
Assurant (A)	65	12,460
Bank of America (A)	8,379	350,410
Bank of New York Mellon (A)	904	68,125
Berkshire Hathaway, Cl B *(A)	2,251	1,015,021
BlackRock Funding	174	170,699
Blackstone (A)	890	149,297
Brown & Brown (A)	267	27,939
Capital One Financial (A)	471	76,674
Cboe Global Markets (A)	120	25,628
Charles Schwab	1,844	130,611
Chubb (A)	464	131,052
Cincinnati Financial (A)	187	26,335
Citigroup (A)	2,379	152,660
Citizens Financial Group (A)	546	22,998
CME Group, Cl A (A)	452	101,863
Corpay *(A)	89	29,345
Discover Financial Services (A)	292	43,342
Erie Indemnity, Cl A	29	13,016
Everest Group (A)	53	18,847
FactSet Research Systems (A)	45	20,433
Fidelity National Information Services (A)	698	62,632
Fifth Third Bancorp (A)	801	34,988
Fiserv *(A)	691	136,749
Franklin Resources (A)	378	7,851
Global Payments (A)	323	33,498
Globe Life (A)	101	10,666
Goldman Sachs Group (A)	391	202,456
Hartford Financial Services Group (A)	359	39,648
Huntington Bancshares (A)	1,900	29,621
Intercontinental Exchange	708	110,356
Invesco (A)	625	10,837

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jack Henry & Associates (A)	70	$12,735
JPMorgan Chase	3,492	774,945
KeyCorp	1,142	19,699
KKR	820	113,357
Loews	260	20,530
M&T Bank	213	41,467
MarketAxess Holdings	43	12,445
Marsh & McLennan	616	134,436
Mastercard, Cl A	1,010	504,586
MetLife	733	57,482
Moody’s	193	87,630
Morgan Stanley	1,540	179,025
MSCI, Cl A	91	51,979
Nasdaq	474	35,038
Northern Trust	271	27,241
PayPal Holdings *	1,295	102,693
PNC Financial Services Group	505	95,076
Principal Financial Group	289	23,814
Progressive	725	176,052
Prudential Financial	461	56,463
Raymond James Financial	226	33,498
Regions Financial	1,079	25,756
S&P Global	397	190,703
State Street	360	33,408
Synchrony Financial	471	25,971
T Rowe Price Group	257	28,234
Travelers	278	68,371
Truist Financial	1,642	70,688
US Bancorp	1,920	92,755
Visa, Cl A	2,047	593,323
W R Berkley (A)	356	20,353
Wells Fargo	4,219	273,897
Willis Towers Watson PLC (A)	120	36,263
		7,937,058
Health Care — 11.2%
Abbott Laboratories (A)	2,165	245,446
AbbVie (A)	2,194	447,291
Agilent Technologies (A)	374	48,736

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Align Technology *(A)	88	$18,043
Amgen (A)	667	213,547
Baxter International (A)	679	24,240
Becton Dickinson (A)	355	82,925
Biogen *(A)	184	32,016
Bio-Techne (A)	203	14,971
Boston Scientific *(A)	1,834	154,093
Bristol-Myers Squibb (A)	2,516	140,317
Cardinal Health (A)	311	33,750
Catalent *(A)	254	14,884
Cencora (A)	204	46,528
Centene *(A)	663	41,278
Charles River Laboratories International *(A)	59	10,536
Cigna Group (A)	345	108,609
Cooper *(A)	259	27,112
CVS Health (A)	1,491	84,182
Danaher (A)	796	195,545
DaVita *(A)	68	9,507
Dexcom *(A)	479	33,760
Edwards Lifesciences *(A)	744	49,855
Elevance Health (A)	291	118,076
Eli Lilly	969	804,018
GE HealthCare Technologies (A)	535	46,732
Gilead Sciences (A)	1,537	136,516
HCA Healthcare (A)	229	82,152
Henry Schein *	191	13,414
Hologic *(A)	276	22,320
Humana (A)	158	40,737
IDEXX Laboratories *	94	38,251
Incyte *	242	17,937
Insulet *	83	19,217
Intuitive Surgical *	439	221,186
IQVIA Holdings *	226	46,515
Johnson & Johnson	2,946	470,948
Labcorp Holdings	93	21,229
McKesson	160	80,094
Medtronic PLC (A)	1,585	141,461
Merck	3,147	322,001
Mettler-Toledo International *	28	36,169

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	413	$22,451
Molina Healthcare *	74	23,770
Pfizer	7,054	199,628
Quest Diagnostics	123	19,044
Regeneron Pharmaceuticals *	127	106,451
ResMed	166	40,250
Revvity	140	16,603
Solventum *	183	13,282
STERIS PLC (A)	125	27,731
Stryker	427	152,132
Teleflex	54	10,857
Thermo Fisher Scientific	474	258,956
UnitedHealth Group	1,132	639,014
Universal Health Services, Cl B	70	14,302
Vertex Pharmaceuticals *	320	152,314
Viatris	1,576	18,282
Waters *	75	24,233
West Pharmaceutical Services	93	28,638
Zimmer Biomet Holdings	243	25,982
Zoetis, Cl A	563	100,653
		6,650,717
Industrials — 8.5%
3M	680	87,360
A O Smith	132	9,913
Allegion PLC (A)	96	13,404
Amentum Holdings *	160	4,758
AMETEK (A)	279	51,152
Automatic Data Processing (A)	507	146,645
Axon Enterprise *(A)	91	38,538
Boeing *(A)	855	127,660
Broadridge Financial Solutions (A)	127	26,779
Builders FirstSource *(A)	140	23,996
Carrier Global (A)	1,066	77,519
Caterpillar (A)	601	226,096
CH Robinson Worldwide (A)	171	17,620
Cintas (A)	420	86,440
Copart *(A)	1,012	52,088
CSX (A)	2,423	81,510

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins (A)	158	$51,979
Dayforce *(A)	224	15,893
Deere (A)	307	124,240
Delta Air Lines (A)	803	45,948
Dover (A)	166	31,429
Eaton PLC (A)	496	164,464
Emerson Electric (A)	673	72,866
Equifax (A)	140	37,103
Expeditors International of Washington (A)	171	20,349
Fastenal (A)	698	54,570
FedEx (A)	288	78,869
Fortive (A)	429	30,643
GE Vernova *(A)	349	105,279
Generac Holdings *(A)	84	13,906
General Dynamics (A)	318	92,732
General Electric (A)	1,344	230,872
Honeywell International (A)	786	161,664
Howmet Aerospace (A)	480	47,866
Hubbell, Cl B (A)	68	29,038
Huntington Ingalls Industries	45	8,323
IDEX	87	18,674
Illinois Tool Works (A)	332	86,695
Ingersoll Rand	507	48,672
Jacobs Solutions	160	22,493
JB Hunt Transport Services (A)	88	15,895
Johnson Controls International (A)	777	58,702
L3Harris Technologies	236	58,403
Leidos Holdings	161	29,489
Lockheed Martin	262	143,065
Masco	289	23,094
Nordson	64	15,865
Norfolk Southern	278	69,620
Northrop Grumman	171	87,042
Old Dominion Freight Line	240	48,317
Otis Worldwide	509	49,984
PACCAR	613	63,924
Parker-Hannifin	161	102,085
Paychex	394	54,896
Paycom Software	78	16,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC (A)	195	$19,328
Quanta Services	180	54,293
Republic Services, Cl A	255	50,490
Rockwell Automation	131	34,939
Rollins	375	17,677
RTX	1,647	199,270
Snap-On	66	21,789
Southwest Airlines	746	22,813
Stanley Black & Decker	215	19,982
Textron	251	20,185
Trane Technologies PLC (A)	274	101,424
TransDigm Group	69	89,859
Uber Technologies *	2,615	188,411
Union Pacific	763	177,069
United Airlines Holdings *	357	27,939
United Parcel Service, Cl B	904	121,190
United Rentals	82	66,650
Veralto	303	30,964
Verisk Analytics, Cl A	174	47,801
Waste Management	459	99,075
Westinghouse Air Brake Technologies	208	39,100
WW Grainger (A)	57	63,226
Xylem	318	38,726
		5,054,930
Information Technology — 31.0%
Adobe *(A)	550	262,944
Advanced Micro Devices *(A)	1,972	284,106
Akamai Technologies *(A)	202	20,418
Amphenol, Cl A (A)	1,483	99,391
Analog Devices (A)	623	138,998
ANSYS *(A)	110	35,245
Apple (A)	18,732	4,231,746
Applied Materials (A)	1,036	188,117
Arista Networks *(A)	315	121,729
Autodesk *(A)	269	76,342
Broadcom (A)	5,719	970,915
Cadence Design Systems *(A)	336	92,776
CDW (A)	167	31,434

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems (A)	4,995	$273,576
Cognizant Technology Solutions, Cl A (A)	610	45,500
Corning (A)	948	45,115
Crowdstrike Holdings, Cl A *(A)	281	83,420
Dell Technologies, Cl C	349	43,147
Enphase Energy *(A)	167	13,868
EPAM Systems *(A)	65	12,262
F5 *(A)	68	15,904
Fair Isaac *(A)	28	55,807
First Solar *(A)	134	26,060
Fortinet *(A)	776	61,040
Gartner *(A)	88	44,220
Gen Digital	632	18,397
GoDaddy, Cl A *(A)	166	27,689
Hewlett Packard Enterprise (A)	1,561	30,424
HP (A)	1,109	39,392
Intel (A)	5,317	114,422
International Business Machines	1,147	237,108
Intuit	346	211,164
Jabil	143	17,602
Juniper Networks	313	12,176
Keysight Technologies *	220	32,782
KLA	167	111,260
Lam Research	1,620	120,447
Microchip Technology	614	45,049
Micron Technology	1,392	138,713
Microsoft	9,157	3,720,947
Monolithic Power Systems	56	42,521
Motorola Solutions	205	92,117
NetApp	254	29,289
NVIDIA	30,307	4,023,557
ON Semiconductor *	518	36,514
Oracle	1,950	327,288
Palantir Technologies, Cl A *	2,478	102,986
Palo Alto Networks *	390	140,529
PTC *	153	28,355
Qorvo *	104	7,411
QUALCOMM	1,381	224,785
Roper Technologies	129	69,367

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	1,182	$344,399
Seagate Technology Holdings (A)	243	24,390
ServiceNow *	255	237,912
Skyworks Solutions	189	16,553
Super Micro Computer *	544	15,836
Synopsys *	188	96,559
Teledyne Technologies *	60	27,319
Teradyne	189	20,074
Texas Instruments	1,107	224,898
Trimble *	293	17,726
Tyler Technologies *	54	32,702
VeriSign *	114	20,160
Western Digital *	389	25,406
Zebra Technologies, Cl A *	64	24,446
		18,404,751
Materials — 2.2%
Air Products & Chemicals (A)	282	87,570
Albemarle (A)	169	16,009
Amcor PLC (A)	1,986	22,104
Avery Dennison (A)	94	19,461
Ball (A)	368	21,804
Celanese, Cl A (A)	116	14,613
CF Industries Holdings (A)	212	17,433
Corteva (A)	893	54,402
Dow (A)	888	43,850
DuPont de Nemours (A)	536	44,483
Eastman Chemical (A)	115	12,085
Ecolab (A)	317	77,897
FMC (A)	189	12,283
Freeport-McMoRan (A)	1,808	81,396
International Flavors & Fragrances	293	29,133
International Paper	431	23,938
Linde PLC (A)	596	271,865
LyondellBasell Industries, Cl A (A)	312	27,097
Martin Marietta Materials	80	47,387
Mosaic	441	11,801
Newmont	1,416	64,343
Nucor	298	42,268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	110	$25,183
PPG Industries	285	35,485
Sherwin-Williams	286	102,608
Smurfit WestRock (A)	592	30,488
Steel Dynamics	182	23,751
Vulcan Materials	173	47,390
		1,308,127
Real Estate — 2.3%
Alexandria Real Estate Equities †(A)	216	24,095
American Tower †(A)	577	123,213
AvalonBay Communities †(A)	174	38,560
BXP †(A)	190	15,306
Camden Property Trust †(A)	132	15,284
CBRE Group, Cl A *(A)	388	50,816
CoStar Group *(A)	512	37,268
Crown Castle †(A)	555	59,657
Digital Realty Trust †(A)	376	67,014
Equinix †(A)	113	102,613
Equity Residential †(A)	417	29,344
Essex Property Trust †(A)	81	22,993
Extra Space Storage †(A)	274	44,744
Federal Realty Investment Trust †(A)	75	8,313
Healthpeak Properties †(A)	706	15,850
Host Hotels & Resorts †(A)	778	13,413
Invitation Homes †	755	23,715
Iron Mountain †	348	43,058
Kimco Realty †	890	21,111
Mid-America Apartment Communities †	134	20,280
ProLogis †	1,157	130,672
Public Storage †	195	64,167
Realty Income †	1,068	63,407
Regency Centers †	191	13,645
SBA Communications, Cl A †	125	28,684
Simon Property Group †	375	63,420
UDR †	350	14,766
Ventas †	497	32,548
VICI Properties, Cl A †	1,341	42,590
Welltower †	686	92,528

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser †	873	$27,203
		1,350,277
Utilities — 2.5%
AES (A)	813	13,406
Alliant Energy (A)	301	18,060
Ameren (A)	320	27,875
American Electric Power (A)	642	63,398
American Water Works (A)	238	32,870
Atmos Energy (A)	210	29,144
CenterPoint Energy (A)	792	23,388
CMS Energy (A)	352	24,503
Consolidated Edison (A)	420	42,706
Constellation Energy (A)	392	103,080
Dominion Energy (A)	1,058	62,983
DTE Energy (A)	253	31,428
Duke Energy (A)	961	110,775
Edison International (A)	454	37,410
Entergy (A)	274	42,410
Evergy (A)	289	17,467
Eversource Energy (A)	419	27,591
Exelon (A)	1,260	49,518
FirstEnergy (A)	599	25,056
NextEra Energy	2,569	203,593
NiSource	568	19,971
NRG Energy	249	22,510
PG&E	2,756	55,726
Pinnacle West Capital	120	10,537
PPL	886	28,848
Public Service Enterprise Group	613	54,808
Sempra	782	65,195
Southern	1,349	122,799
Vistra	444	55,482
WEC Energy Group	382	36,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	702	$46,901
		1,505,930
TOTAL UNITED STATES		59,050,285
TOTAL COMMON STOCK (Cost $48,159,437)		59,448,881
TOTAL INVESTMENTS — 100.3% (Cost $48,159,437)		$59,448,881

WRITTEN OPTIONS— (0.3)% (Premiums Received $(558,724))		$(166,660)

Percentages are based on Net Assets of $59,295,043.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
Call Options
S&P 500 Index	(52)	$(29,668,340)	$5,855	11/15/24	$(166,660)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $30,021,937.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$59,448,881	$—	$—	$59,448,881
Total Investments in Securities	$59,448,881	$—	$—	$59,448,881

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(166,660)	$—	$—	$(166,660)
Total Other Financial Instruments	$(166,660)	$—	$—	$(166,660)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 100.1%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	59	$120,194

CHINA — 1.0%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	765	92,251

Information Technology — 0.4%
NXP Semiconductors	300	70,350

TOTAL CHINA		162,601
TAIWAN — 0.4%
Information Technology — 0.4%
ASML Holding	111	74,653

UNITED KINGDOM — 0.5%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	521	39,596

Health Care — 0.3%
AstraZeneca ADR	664	47,244

TOTAL UNITED KINGDOM		86,840
UNITED STATES — 97.5%

Communication Services — 16.4%
Alphabet, Cl A	2,617	447,795
Alphabet, Cl C	2,495	430,862
Charter Communications, Cl A *	168	55,038
Comcast, Cl A	4,447	194,200
Electronic Arts	303	45,708
Meta Platforms, Cl A	1,554	882,019
Netflix *	495	374,235
Take-Two Interactive Software *	205	33,153
T-Mobile US	1,345	300,150
Trade Desk, Cl A *	511	61,427

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	2,860	$23,252
		2,847,839
Consumer Discretionary — 12.2%
Airbnb, Cl A *	510	68,743
Amazon.com *	4,694	874,962
Booking Holdings	38	177,697
DoorDash, Cl A *	439	68,791
Lululemon Athletica *	137	40,812
Marriott International, Cl A	331	86,067
O’Reilly Automotive *	69	79,567
Ross Stores	381	53,233
Starbucks	1,303	127,303
Tesla *	2,161	539,926
		2,117,101
Consumer Staples — 5.7%
Costco Wholesale	512	447,580
Dollar Tree *	260	16,806
Keurig Dr Pepper	1,546	50,941
Kraft Heinz	1,377	46,074
Mondelez International, Cl A	1,533	104,980
Monster Beverage *	1,118	58,896
PepsiCo	1,583	262,905
		988,182
Energy — 0.6%
Baker Hughes, Cl A	1,127	42,916
Diamondback Energy	341	60,279
		103,195
Financials — 0.5%
PayPal Holdings *	1,171	92,860

Health Care — 5.6%
Amgen	619	198,179
Biogen *	176	30,624
Dexcom *	472	33,266
GE HealthCare Technologies	519	45,335

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	1,430	$127,013
IDEXX Laboratories *	98	39,878
Illumina *	188	27,098
Intuitive Surgical *	409	206,071
Moderna *	456	24,788
Regeneron Pharmaceuticals *	124	103,937
Vertex Pharmaceuticals *	297	141,366
		977,555
Industrials — 4.5%
Automatic Data Processing	470	135,943
Cintas	471	96,937
Copart *	1,098	56,514
CSX	2,219	74,647
Fastenal	651	50,895
Honeywell International	747	153,643
Old Dominion Freight Line	251	50,531
PACCAR	599	62,464
Paychex	410	57,125
Verisk Analytics, Cl A	168	46,153
		784,852
Information Technology — 49.0%
Adobe *	511	244,299
Advanced Micro Devices *	1,866	268,835
Analog Devices	571	127,396
ANSYS *	102	32,682
Apple	6,802	1,536,640
Applied Materials	948	172,138
ARM Holdings ADR *	144	20,347
Atlassian, Cl A *	189	35,634
Autodesk *	253	71,801
Broadcom	5,353	908,779
Cadence Design Systems *	324	89,463
CDW	155	29,176
Cisco Systems	4,643	254,297
Cognizant Technology Solutions, Cl A	564	42,069
Crowdstrike Holdings, Cl A *	277	82,233
Datadog, Cl A *	353	44,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	876	$68,906
GLOBALFOUNDRIES *	642	23,433
Intel	4,909	105,642
Intuit	322	196,517
KLA	160	106,597
Lam Research	1,492	110,930
Marvell Technology	992	79,469
Microchip Technology	610	44,756
Micron Technology	1,274	126,954
Microsoft	3,324	1,350,707
MongoDB, Cl A *	88	23,795
NVIDIA	10,975	1,457,041
ON Semiconductor *	506	35,668
Palo Alto Networks *	373	134,403
QUALCOMM	1,284	208,997
Roper Technologies	127	68,292
Super Micro Computer *	684	19,911
Synopsys *	179	91,936
Texas Instruments	1,051	213,521
Workday, Cl A *	251	58,696
Zscaler *	180	32,542
		8,518,782
Materials — 1.4%
Linde PLC	550	250,883

Real Estate — 0.2%
CoStar Group *	484	35,230

Utilities — 1.4%
American Electric Power	607	59,941
Constellation Energy	370	97,295
Exelon	1,137	44,684
Xcel Energy	632	42,224
		244,144
TOTAL UNITED STATES		16,960,623
TOTAL COMMON STOCK (Cost $13,258,403)		17,404,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 1.0% (Cost $120,149)	$182,997
TOTAL INVESTMENTS — 101.1% (Cost $13,378,552)	$17,587,908

WRITTEN OPTIONS— (1.2)% (Premiums Received $(423,356))	$(208,230)

Percentages are based on Net Assets of $17,392,123.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.0%
Put Options
Nasdaq-100	8	$15,912,336	$19,275	11/15/24	$167,960
Nasdaq-100 Micro Index	75	1,491,750	192	11/15/24	15,037

Total Purchased Options		$17,404,086			$182,997

WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(8)	$(15,912,336)	$20,300	11/15/24	$(189,480)
Nasdaq-100 Micro Index	(75)	(1,491,750)	203	11/15/24	(18,750)

Total Written Options		$(17,404,086)			$(208,230)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $17,404,911.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,404,911	$—	$—	$17,404,911
Purchased Options	182,997	—	—	182,997
Total Investments in Securities	$17,587,908	$—	$—	$17,587,908

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(208,230)	$—	$—	$(208,230)
Total Other Financial Instruments	$(208,230)	$—	$—	$(208,230)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 99.6%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	202	$47,369

IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	503	173,445

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	253	37,297

UNITED STATES — 99.0%
Communication Services — 9.1%
Alphabet, Cl A	4,774	816,879
Alphabet, Cl C	3,913	675,736
AT&T	5,784	130,371
Charter Communications, Cl A *	75	24,571
Comcast, Cl A	3,117	136,119
Electronic Arts	187	28,209
Fox, Cl A	194	8,148
Fox, Cl B	117	4,558
Interpublic Group	313	9,202
Live Nation Entertainment *	136	15,931
Match Group *	220	7,927
Meta Platforms, Cl A	1,776	1,008,022
Netflix *	351	265,367
News, Cl A	326	8,883
News, Cl B	80	2,323
Omnicom Group	177	17,877
Paramount Global, Cl B	405	4,431
Take-Two Interactive Software *	139	22,479
T-Mobile US	406	90,603
Verizon Communications	3,398	143,158
Walt Disney	1,464	140,837
Warner Bros Discovery *	1,886	15,333
		3,576,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.0%
Airbnb, Cl A *	365	$49,198
Amazon.com *	7,611	1,418,690
Aptiv PLC *	219	12,446
AutoZone *	13	39,117
Best Buy	171	15,464
Booking Holdings	27	126,259
BorgWarner	191	6,423
Caesars Entertainment *	182	7,289
CarMax *	144	10,423
Carnival *	807	17,754
Chipotle Mexican Grill, Cl A *	1,090	60,789
Darden Restaurants	102	16,322
Deckers Outdoor *	128	20,594
Domino’s Pizza	24	9,930
DR Horton	248	41,912
eBay	429	24,672
Expedia Group *	92	14,381
Ford Motor	3,341	34,379
Garmin	120	23,802
General Motors	884	44,872
Genuine Parts	123	14,108
Hasbro	119	7,810
Hilton Worldwide Holdings	195	45,796
Home Depot	807	317,756
Las Vegas Sands	283	14,674
Lennar, Cl A	205	34,912
LKQ	222	8,167
Lowe’s	458	119,918
Lululemon Athletica *	90	26,811
Marriott International, Cl A	186	48,364
McDonald’s	583	170,300
MGM Resorts International *	210	7,743
Mohawk Industries *	41	5,505
NIKE, Cl B	998	76,976
Norwegian Cruise Line Holdings *	363	9,198
NVR *	3	27,458
O’Reilly Automotive *	45	51,891
Pool	27	9,764
PulteGroup	161	20,854

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ralph Lauren, Cl A	31	$6,136
Ross Stores	269	37,585
Royal Caribbean Cruises	187	38,587
Starbucks	937	91,545
Tapestry	193	9,158
Tesla *	2,259	564,411
TJX	906	102,405
Tractor Supply	87	23,099
Ulta Beauty *	35	12,914
Wynn Resorts	76	7,298
Yum! Brands	218	28,593
		3,934,452
Consumer Staples — 5.8%
Altria Group	1,366	74,392
Archer-Daniels-Midland	411	22,691
Brown-Forman, Cl B	155	6,825
Bunge Global	136	11,427
Campbell Soup	169	7,884
Church & Dwight	216	21,581
Clorox	97	15,379
Coca-Cola	3,143	205,269
Colgate-Palmolive	651	61,005
Conagra Brands	404	11,692
Constellation Brands, Cl A	133	30,901
Costco Wholesale	363	317,327
Dollar General	199	15,928
Dollar Tree *	194	12,540
Estee Lauder, Cl A	206	14,202
General Mills	467	31,765
Hershey	131	23,263
Hormel Foods	238	7,271
J M Smucker	86	9,762
Kellanova	221	17,824
Kenvue	1,606	36,826
Keurig Dr Pepper	883	29,095
Kimberly-Clark	262	35,155
Kraft Heinz	671	22,452
Kroger	520	29,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Lamb Weston Holdings	138	$10,721
McCormick	213	16,665
Molson Coors Beverage, Cl B	158	8,606
Mondelez International, Cl A	1,068	73,137
Monster Beverage *	596	31,397
PepsiCo	1,109	184,183
Philip Morris International	1,256	166,671
Procter & Gamble	1,911	315,659
Sysco	424	31,779
Target	384	57,615
Tyson Foods, Cl A	238	13,944
Walgreens Boots Alliance	597	5,648
Walmart	3,527	289,038
		2,276,519
Energy — 3.3%
APA	296	6,986
Baker Hughes, Cl A	832	31,682
Chevron	1,382	205,669
ConocoPhillips	969	106,144
Coterra Energy	605	14,472
Devon Energy	533	20,616
Diamondback Energy	149	26,339
EOG Resources	450	54,882
EQT	468	17,101
Exxon Mobil	3,610	421,576
Halliburton	753	20,888
Hess	214	28,779
Kinder Morgan	1,623	39,780
Marathon Oil	444	12,299
Marathon Petroleum	270	39,277
Occidental Petroleum	574	28,763
ONEOK	485	46,987
Phillips 66	334	40,688
Schlumberger	1,128	45,199
Targa Resources	171	28,550
Valero Energy	269	34,905
Williams	969	50,746
		1,322,328

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.3%
Aflac	414	$43,383
Allstate	216	40,288
American Express	463	125,047
American International Group	511	38,775
Ameriprise Financial	76	38,783
Aon PLC, Cl A	181	66,404
Arch Capital Group *	299	29,469
Arthur J Gallagher	182	51,178
Assurant	35	6,710
Bank of America	5,472	228,839
Bank of New York Mellon	584	44,010
Berkshire Hathaway, Cl B *	1,490	671,871
BlackRock Funding	116	113,800
Blackstone	581	97,463
Brown & Brown	195	20,405
Capital One Financial	312	50,791
Cboe Global Markets	86	18,367
Charles Schwab	1,200	84,996
Chubb	304	85,862
Cincinnati Financial	121	17,040
Citigroup	1,579	101,324
Citizens Financial Group	407	17,143
CME Group, Cl A	298	67,157
Corpay *	51	16,816
Discover Financial Services	195	28,944
Erie Indemnity, Cl A	18	8,079
Everest Group	32	11,380
FactSet Research Systems	28	12,714
Fidelity National Information Services	462	41,455
Fifth Third Bancorp	586	25,597
Fiserv *	473	93,607
Franklin Resources	243	5,047
Global Payments	193	20,016
Globe Life	58	6,125
Goldman Sachs Group	259	134,108
Hartford Financial Services Group	226	24,959
Huntington Bancshares	1,231	19,191
Intercontinental Exchange	458	71,389
Invesco	377	6,537

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jack Henry & Associates	52	$9,460
JPMorgan Chase	2,314	513,523
KeyCorp	799	13,783
KKR	543	75,064
Loews	149	11,765
M&T Bank	149	29,007
MarketAxess Holdings	29	8,393
Marsh & McLennan	408	89,042
Mastercard, Cl A	668	333,726
MetLife	500	39,210
Moody’s	135	61,295
Morgan Stanley	1,006	116,948
MSCI, Cl A	60	34,272
Nasdaq	340	25,133
Northern Trust	182	18,295
PayPal Holdings *	843	66,850
PNC Financial Services Group	334	62,882
Principal Financial Group	193	15,903
Progressive	482	117,044
Prudential Financial	292	35,764
Raymond James Financial	143	21,195
Regions Financial	744	17,759
S&P Global	262	125,854
State Street	241	22,365
Synchrony Financial	301	16,597
T Rowe Price Group	198	21,752
Travelers	188	46,237
Truist Financial	1,121	48,259
US Bancorp	1,243	60,049
Visa, Cl A	1,353	392,167
W R Berkley	238	13,606
Wells Fargo	2,752	178,660
Willis Towers Watson PLC	76	22,966
		5,249,894
Health Care — 11.1%
Abbott Laboratories	1,410	159,852
AbbVie	1,435	292,553
Agilent Technologies	226	29,450

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Align Technology *	53	$10,867
Amgen	433	138,629
Baxter International	430	15,351
Becton Dickinson	242	56,529
Biogen *	115	20,010
Bio-Techne	144	10,620
Boston Scientific *	1,224	102,840
Bristol-Myers Squibb	1,628	90,794
Cardinal Health	215	23,332
Catalent *	157	9,200
Cencora	153	34,896
Centene *	451	28,079
Charles River Laboratories International *	34	6,072
Cigna Group	230	72,406
Cooper *	165	17,272
CVS Health	1,003	56,629
Danaher	515	126,515
DaVita *	43	6,012
Dexcom *	350	24,668
Edwards Lifesciences *	505	33,840
Elevance Health	193	78,312
Eli Lilly	641	531,863
GE HealthCare Technologies	361	31,533
Gilead Sciences	1,000	88,820
HCA Healthcare	157	56,322
Henry Schein *	113	7,936
Hologic *	202	16,336
Humana	91	23,463
IDEXX Laboratories *	63	25,636
Incyte *	141	10,451
Insulet *	54	12,503
Intuitive Surgical *	289	145,610
IQVIA Holdings *	146	30,050
Johnson & Johnson	1,952	312,047
Labcorp Holdings	65	14,838
McKesson	114	57,067
Medtronic PLC	1,062	94,783
Merck	2,056	210,370
Mettler-Toledo International *	16	20,668

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	291	$15,819
Molina Healthcare *	43	13,812
Pfizer	4,573	129,416
Quest Diagnostics	85	13,161
Regeneron Pharmaceuticals *	87	72,923
ResMed	131	31,764
Revvity	104	12,333
Solventum *	135	9,798
STERIS PLC	75	16,639
Stryker	279	99,402
Teleflex	32	6,434
Thermo Fisher Scientific	305	166,628
UnitedHealth Group	755	426,197
Universal Health Services, Cl B	46	9,398
Vertex Pharmaceuticals *	214	101,860
Viatris	1,007	11,681
Waters *	46	14,863
West Pharmaceutical Services	54	16,628
Zimmer Biomet Holdings	186	19,887
Zoetis, Cl A	377	67,400
		4,391,067
Industrials — 8.5%
3M	436	56,013
A O Smith	95	7,135
Allegion PLC	57	7,959
Amentum Holdings *	107	3,182
AMETEK	196	35,935
Automatic Data Processing	343	99,209
Axon Enterprise *	54	22,869
Boeing *	596	88,989
Broadridge Financial Solutions	87	18,345
Builders FirstSource *	98	16,797
Carrier Global	700	50,904
Caterpillar	393	147,847
CH Robinson Worldwide	88	9,068
Cintas	277	57,009
Copart *	742	38,191
CSX	1,543	51,907

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	118	$38,820
Dayforce *	139	9,862
Deere	212	85,794
Delta Air Lines	493	28,209
Dover	117	22,152
Eaton PLC	325	107,763
Emerson Electric	467	50,562
Equifax	94	24,912
Expeditors International of Washington	118	14,042
Fastenal	481	37,605
FedEx	180	49,293
Fortive	281	20,072
GE Vernova *	225	67,873
Generac Holdings *	43	7,119
General Dynamics	206	60,072
General Electric	875	150,307
Honeywell International	529	108,805
Howmet Aerospace	353	35,201
Hubbell, Cl B	40	17,081
Huntington Ingalls Industries	27	4,994
IDEX	59	12,664
Illinois Tool Works	214	55,882
Ingersoll Rand	346	33,216
Jacobs Solutions	107	15,042
JB Hunt Transport Services	60	10,837
Johnson Controls International	530	40,041
L3Harris Technologies	151	37,368
Leidos Holdings	120	21,979
Lockheed Martin	172	93,921
Masco	188	15,023
Nordson	39	9,668
Norfolk Southern	187	46,830
Northrop Grumman	120	61,082
Old Dominion Freight Line	154	31,003
Otis Worldwide	347	34,075
PACCAR	441	45,987
Parker-Hannifin	105	66,577
Paychex	258	35,947
Paycom Software	38	7,943

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC	138	$13,679
Quanta Services	126	38,005
Republic Services, Cl A	161	31,878
Rockwell Automation	89	23,737
Rollins	241	11,361
RTX	1,072	129,701
Snap-On	36	11,885
Southwest Airlines	496	15,168
Stanley Black & Decker	141	13,105
Textron	158	12,706
Trane Technologies PLC	182	67,369
TransDigm Group	46	59,906
Uber Technologies *	1,694	122,053
Union Pacific	500	116,035
United Airlines Holdings *	277	21,678
United Parcel Service, Cl B	588	78,827
United Rentals	51	41,453
Veralto	194	19,825
Verisk Analytics, Cl A	122	33,516
Waste Management	301	64,971
Westinghouse Air Brake Technologies	146	27,445
WW Grainger	34	37,714
Xylem	212	25,817
		3,344,816
Information Technology — 30.9%
Adobe *	361	172,587
Advanced Micro Devices *	1,309	188,588
Akamai Technologies *	140	14,151
Amphenol, Cl A	964	64,607
Analog Devices	412	91,921
ANSYS *	66	21,147
Apple	12,398	2,800,832
Applied Materials	684	124,201
Arista Networks *	213	82,312
Autodesk *	179	50,800
Broadcom	3,789	643,259
Cadence Design Systems *	230	63,508
CDW	115	21,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	3,264	$178,769
Cognizant Technology Solutions, Cl A	423	31,552
Corning	597	28,411
Crowdstrike Holdings, Cl A *	185	54,921
Dell Technologies, Cl C	232	28,682
Enphase Energy *	113	9,384
EPAM Systems *	45	8,489
F5 *	41	9,589
Fair Isaac *	19	37,869
First Solar *	87	16,920
Fortinet *	496	39,015
Gartner *	59	29,647
Gen Digital	428	12,459
GoDaddy, Cl A *	124	20,683
Hewlett Packard Enterprise	1,098	21,400
HP	745	26,462
Intel	3,420	73,598
International Business Machines	749	154,833
Intuit	225	137,317
Jabil	84	10,340
Juniper Networks	266	10,347
Keysight Technologies *	136	20,265
KLA	112	74,618
Lam Research	1,043	77,547
Microchip Technology	452	33,163
Micron Technology	912	90,881
Microsoft	6,062	2,463,294
Monolithic Power Systems	37	28,094
Motorola Solutions	142	63,808
NetApp	158	18,219
NVIDIA	20,064	2,663,697
ON Semiconductor *	372	26,222
Oracle	1,294	217,185
Palantir Technologies, Cl A *	1,661	69,031
Palo Alto Networks *	258	92,965
PTC *	102	18,904
Qorvo *	73	5,202
QUALCOMM	897	146,005
Roper Technologies	82	44,094

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	788	$229,600
Seagate Technology Holdings	163	16,360
ServiceNow *	168	156,742
Skyworks Solutions	147	12,874
Super Micro Computer *	408	11,877
Synopsys *	132	67,797
Teledyne Technologies *	35	15,936
Teradyne	142	15,082
Texas Instruments	742	150,745
Trimble *	206	12,463
Tyler Technologies *	32	19,379
VeriSign *	69	12,202
Western Digital *	276	18,026
Zebra Technologies, Cl A *	36	13,751
		12,186,274
Materials — 2.2%
Air Products & Chemicals	185	57,448
Albemarle	88	8,336
Amcor PLC	1,221	13,590
Avery Dennison	64	13,250
Ball	257	15,227
Celanese, Cl A	81	10,204
CF Industries Holdings	150	12,334
Corteva	588	35,821
Dow	547	27,011
DuPont de Nemours	356	29,544
Eastman Chemical	89	9,353
Ecolab	201	49,392
FMC	100	6,499
Freeport-McMoRan	1,146	51,593
International Flavors & Fragrances	222	22,073
International Paper	269	14,940
Linde PLC	390	177,898
LyondellBasell Industries, Cl A	223	19,368
Martin Marietta Materials	46	27,248
Mosaic	262	7,011
Newmont	907	41,214
Nucor	202	28,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	65	$14,881
PPG Industries	180	22,412
Sherwin-Williams	193	69,243
Smurfit WestRock	438	22,557
Steel Dynamics	119	15,530
Vulcan Materials	114	31,228
		853,857
Real Estate — 2.3%
Alexandria Real Estate Equities †	146	16,286
American Tower †	389	83,067
AvalonBay Communities †	113	25,042
BXP †	130	10,473
Camden Property Trust †	87	10,074
CBRE Group, Cl A *	253	33,135
CoStar Group *	347	25,258
Crown Castle †	344	36,977
Digital Realty Trust †	249	44,379
Equinix †	73	66,290
Equity Residential †	292	20,548
Essex Property Trust †	50	14,193
Extra Space Storage †	166	27,108
Federal Realty Investment Trust †	50	5,542
Healthpeak Properties †	597	13,403
Host Hotels & Resorts †	596	10,275
Invitation Homes †	493	15,485
Iron Mountain †	251	31,056
Kimco Realty †	569	13,497
Mid-America Apartment Communities †	90	13,621
ProLogis †	772	87,190
Public Storage †	135	44,423
Realty Income †	734	43,578
Regency Centers †	145	10,359
SBA Communications, Cl A †	88	20,193
Simon Property Group †	248	41,942
UDR †	250	10,547
Ventas †	359	23,511
VICI Properties, Cl A †	882	28,012
Welltower †	473	63,798

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser †	638	$19,880
		909,142
Utilities — 2.5%
AES	600	9,894
Alliant Energy	215	12,900
Ameren	224	19,513
American Electric Power	442	43,648
American Water Works	151	20,855
Atmos Energy	140	19,429
CenterPoint Energy	529	15,621
CMS Energy	248	17,263
Consolidated Edison	294	29,894
Constellation Energy	248	65,214
Dominion Energy	706	42,028
DTE Energy	184	22,856
Duke Energy	618	71,237
Edison International	302	24,885
Entergy	188	29,099
Evergy	195	11,786
Eversource Energy	289	19,031
Exelon	850	33,405
FirstEnergy	437	18,280
NextEra Energy	1,659	131,476
NiSource	381	13,396
NRG Energy	171	15,458
PG&E	1,819	36,780
Pinnacle West Capital	85	7,464
PPL	643	20,936
Public Service Enterprise Group	391	34,959
Sempra	495	41,268
Southern	874	79,560
Vistra	266	33,239
WEC Energy Group	272	25,984
Xcel Energy	467	31,200
		998,558
TOTAL UNITED STATES		39,043,871
TOTAL COMMON STOCK (Cost $30,452,433)		39,301,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.9% (Cost $163,484)	$334,488
TOTAL INVESTMENTS — 100.5% (Cost $30,615,917)	$39,636,470

WRITTEN OPTIONS — (0.6)% (Premiums Received $(731,785))	$(219,888)

Percentages are based on Net Assets of $39,446,051.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.9%
Put Options
Mini-SPX Index	8	$456,432	$556	11/15/24	$4,008
S&P 500 Index	68	38,797,060	5,565	11/15/24	330,480

Total Purchased Options		$39,253,492			$334,488

WRITTEN OPTIONS — (0.6)%
Call Options
Mini-SPX Index	(8)	$(456,432)	$585	11/15/24	$(1,948)
S&P 500 Index	(68)	(38,797,060)	5,855	11/15/24	(217,940)

Total Written Options		$(39,253,492)			$(219,888)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $39,267,507.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,301,982	$—	$—	$39,301,982
Purchased Options	334,488	—	—	334,488
Total Investments in Securities	$39,636,470	$—	$—	$39,636,470

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(219,888)	$—	$—	$(219,888)
Total Other Financial Instruments	$(219,888)	$—	$—	$(219,888)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.3%
UNITED STATES — 101.3%
Communication Services — 2.2%
Verizon Communications	14,460	$609,200
Walt Disney	14,460	1,391,052
		2,000,252
Consumer Discretionary — 15.1%
Amazon.com *	14,460	2,695,344
Home Depot	14,460	5,693,625
McDonald’s	14,460	4,223,911
NIKE, Cl B	14,460	1,115,300
		13,728,180
Consumer Staples — 5.0%
Coca-Cola	14,460	944,382
Procter & Gamble	14,460	2,388,503
Walmart	14,460	1,184,997
		4,517,882
Energy — 2.4%
Chevron	14,460	2,151,937

Financials — 24.6%
American Express	14,460	3,905,357
Goldman Sachs Group	14,460	7,487,244
JPMorgan Chase	14,460	3,208,963
Travelers	14,460	3,556,292
Visa, Cl A	14,460	4,191,231
		22,349,087
Health Care — 18.3%
Amgen	14,460	4,629,513
Johnson & Johnson	14,460	2,311,576
Merck	14,460	1,479,547
UnitedHealth Group	14,460	8,162,670
		16,583,306
Industrials — 13.7%
3M	14,460	1,857,676
Boeing *	14,460	2,159,023

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	14,460	$5,439,852
Honeywell International	14,460	2,974,133
		12,430,684
Information Technology — 19.2%
Apple	14,460	3,266,659
Cisco Systems	14,460	791,974
Intel	14,460	311,179
International Business Machines	14,460	2,989,171
Microsoft	14,460	5,875,821
Salesforce	14,460	4,213,210
		17,448,014
Materials — 0.8%
Dow	14,460	714,035

TOTAL UNITED STATES		91,923,377
TOTAL COMMON STOCK (Cost $71,963,447)		91,923,377
TOTAL INVESTMENTS — 101.3% (Cost $71,963,447)		$91,923,377

WRITTEN OPTIONS— (1.4)% (Premiums Received $(1,230,264))		$(1,256,200)

Percentages are based on Net Assets of $90,715,220.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
Dow Jones Industrial Average	(2,200)	$(91,878,600)	$435	11/15/24	$(1,256,200)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Dow 30® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $91,033,386.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$91,923,377	$—	$—	$91,923,377
Total Investments in Securities	$91,923,377	$—	$—	$91,923,377

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,256,200)	$—	$—	$(1,256,200)
Total Other Financial Instruments	$(1,256,200)	$—	$—	$(1,256,200)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.4%
Global X Russell 2000 ETF (A)(B)(C)	74,960	$6,442,062
TOTAL EXCHANGE TRADED FUND (Cost $5,947,112)		6,442,062
TOTAL INVESTMENTS — 100.4% (Cost $5,947,112)		$6,442,062

WRITTEN OPTIONS— (0.6)% (Premiums Received $(92,889))		$(37,318)

Percentages are based on Net Assets of $6,413,345.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Cboe Mini-Russell 2000 Index	(6)	$(131,799)	$228	11/15/24	$(3,438)
Russell 2000 Index	(14)	(3,075,313)	2,280	11/15/24	(33,880)

Total Written Options		$(3,207,112)			$(37,318)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,391,534.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$6,442,062	$—	$—	$6,442,062
Total Investments in Securities	$6,442,062	$—	$—	$6,442,062

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(37,318)	$—	$—	$(37,318)
Total Other Financial Instruments	$(37,318)	$—	$—	$(37,318)

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Global X Russell 2000 ETF

$—	$7,803,578	$(2,006,192)	$494,950	$149,726	$6,442,062	$26,884	$—
Vanguard Russell 2000 ETF

8,317,256	5,075,881	(15,440,532)	295,430	1,751,965	—	101,746	—
Totals:

$8,317,256	$12,879,459	$(17,446,724)	$790,380	$1,901,691	$6,442,062	$128,630	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Financials Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 53.6%
Financial Select Sector SPDR Fund (A)(B)	41,340	$1,921,483
TOTAL EXCHANGE TRADED FUND (Cost $1,807,445)		1,921,483

COMMON STOCK — 46.7%
UNITED STATES — 46.7%
Financials — 46.7%
Aflac	130	13,623
Allstate	67	12,497
American Express	146	39,432
American International Group	165	12,520
Ameriprise Financial	25	12,757
Aon PLC, Cl A	57	20,912
Arch Capital Group *	95	9,363
Arthur J Gallagher	56	15,747
Assurant	12	2,300
Bank of America	1,754	73,352
Bank of New York Mellon	188	14,168
Berkshire Hathaway, Cl B *	477	215,089
BlackRock Funding	36	35,317
Blackstone	187	31,369
Brown & Brown	65	6,802
Capital One Financial	97	15,791
Cboe Global Markets	28	5,980
Charles Schwab	389	27,553
Chubb	97	27,397
Cincinnati Financial	42	5,915
Citigroup	496	31,828
Citizens Financial Group	123	5,181
CME Group, Cl A	93	20,958
Corpay *	17	5,605
Discover Financial Services	68	10,093
Erie Indemnity, Cl A	5	2,244
Everest Group	12	4,267
FactSet Research Systems	11	4,995
Fidelity National Information Services	141	12,652
Fifth Third Bancorp	169	7,382
Fiserv *	149	29,487
Franklin Resources	82	1,703
Global Payments	69	7,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Globe Life	24	$2,534
Goldman Sachs Group	82	42,459
Hartford Financial Services Group	75	8,283
Huntington Bancshares	393	6,127
Intercontinental Exchange	149	23,225
Invesco	129	2,237
Jack Henry & Associates	19	3,457
JPMorgan Chase	740	164,221
KeyCorp	222	3,829
KKR	175	24,192
Loews	50	3,948
M&T Bank	44	8,566
MarketAxess Holdings	10	2,894
Marsh & McLennan	129	28,153
Mastercard, Cl A	214	106,912
MetLife	151	11,841
Moody’s	40	18,162
Morgan Stanley	322	37,432
MSCI, Cl A	21	11,995
Nasdaq	105	7,762
Northern Trust	55	5,529
PayPal Holdings *	265	21,014
PNC Financial Services Group	104	19,580
Principal Financial Group	51	4,202
Progressive	151	36,667
Prudential Financial	91	11,146
Raymond James Financial	47	6,966
Regions Financial	248	5,920
S&P Global	83	39,870
State Street	75	6,960
Synchrony Financial	98	5,404
T Rowe Price Group	59	6,482
Travelers	57	14,019
Truist Financial	345	14,852
US Bancorp	405	19,566
Visa, Cl A	434	125,795
W R Berkley	78	4,459
Wells Fargo	887	57,584

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson PLC	26	$7,857

TOTAL UNITED STATES		1,673,536
TOTAL COMMON STOCK (Cost $1,554,029)		1,673,536
TOTAL INVESTMENTS — 100.3% (Cost $3,361,474)		$3,595,019

WRITTEN OPTIONS— (0.4)% (Premiums Received $(32,470))		$(15,287)

Percentages are based on Net Assets of $3,583,090.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
The Financial Select Sector SPDR® Fund	(387)	$(1,798,776)	$48	11/15/24	$(15,287)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,798,776.
(B)	For financial information on the Financial Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,921,483	$—	$—	$1,921,483
Common Stock	1,673,536	—	—	1,673,536
Total Investments in Securities	$3,595,019	$—	$—	$3,595,019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(15,287)	$—	$—	$(15,287)
Total Other Financial Instruments	$(15,287)	$—	$—	$(15,287)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Health Care Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 52.7%
Health Care Select Sector SPDR Fund (A)(B)	9,940	$1,459,888
TOTAL EXCHANGE TRADED FUND (Cost $1,336,921)		1,459,888

COMMON STOCK — 47.3%
UNITED STATES — 47.3%
Health Care — 47.3%
Abbott Laboratories	425	48,182
AbbVie	431	87,868
Agilent Technologies	71	9,252
Align Technology *	17	3,486
Amgen	130	41,621
Baxter International	122	4,355
Becton Dickinson	70	16,351
Biogen *	35	6,090
Bio-Techne	38	2,802
Boston Scientific *	355	29,827
Bristol-Myers Squibb	491	27,383
Cardinal Health	60	6,511
Catalent *	44	2,578
Cencora	40	9,123
Centene *	129	8,032
Charles River Laboratories International *	12	2,143
Cigna Group	68	21,407
Cooper *	48	5,025
CVS Health	311	17,559
Danaher	158	38,814
DaVita *	11	1,538
Dexcom *	100	7,048
Edwards Lifesciences *	147	9,850
Elevance Health	57	23,128
Eli Lilly	192	159,310
GE HealthCare Technologies	105	9,172
Gilead Sciences	302	26,824
HCA Healthcare	46	16,502
Henry Schein *	32	2,247
Hologic *	59	4,771
Humana	30	7,735
IDEXX Laboratories *	20	8,138
Incyte *	44	3,261

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *	17	$3,936
Intuitive Surgical *	87	43,834
IQVIA Holdings *	42	8,644
Johnson & Johnson	587	93,838
Labcorp Holdings	21	4,794
McKesson	32	16,019
Medtronic PLC	315	28,114
Merck	618	63,234
Mettler-Toledo International *	5	6,459
Moderna *	84	4,566
Molina Healthcare *	14	4,497
Pfizer	1,388	39,280
Quest Diagnostics	27	4,180
Regeneron Pharmaceuticals *	26	21,793
ResMed	36	8,729
Revvity	30	3,558
Solventum *	33	2,395
STERIS PLC	24	5,324
Stryker	82	29,215
Teleflex	11	2,212
Thermo Fisher Scientific	93	50,808
UnitedHealth Group	225	127,013
Universal Health Services, Cl B	15	3,065
Vertex Pharmaceuticals *	63	29,987
Viatris	291	3,376
Waters *	14	4,524
West Pharmaceutical Services	18	5,543
Zimmer Biomet Holdings	51	5,453
Zoetis, Cl A	111	19,845

TOTAL UNITED STATES		1,312,168
TOTAL COMMON STOCK (Cost $1,203,711)		1,312,168
TOTAL INVESTMENTS — 100.0% (Cost $2,540,632)		$2,772,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Health Care Covered Call & Growth ETF

Value
WRITTEN OPTIONS— (0.1)%
(Premiums Received $(24,224))	$(3,008)

Percentages are based on Net Assets of $2,771,327.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
The Health Care Select Sector SPDR® Fund	(94)	$(1,380,578)	$153	11/15/24	$(3,008)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,380,578.
(B)	For financial information on the Health Care Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,459,888	$—	$—	$1,459,888
Common Stock	1,312,168	—	—	1,312,168
Total Investments in Securities	$2,772,056	$—	$—	$2,772,056

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,008)	$—	$—	$(3,008)
Total Other Financial Instruments	$(3,008)	$—	$—	$(3,008)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.1%
Technology Select Sector SPDR Fund (A)(B)	20,458	$4,546,586
TOTAL EXCHANGE TRADED FUND (Cost $4,073,227)		4,546,586

COMMON STOCK — 46.4%
CHINA — 0.3%
Information Technology — 0.3%
NXP Semiconductors	111	26,030

IRELAND — 1.1%
Information Technology — 1.1%
Accenture PLC, Cl A	275	94,825

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity	133	19,607

UNITED STATES — 44.8%
Information Technology — 44.8%
Adobe *	194	92,747
Advanced Micro Devices *	711	102,434
Akamai Technologies *	66	6,671
Amphenol, Cl A	528	35,387
Analog Devices	218	48,638
ANSYS *	38	12,176
Apple	2,565	579,459
Applied Materials	364	66,095
Arista Networks *	113	43,668
Autodesk *	95	26,961
Broadcom	1,035	175,712
Cadence Design Systems *	120	33,134
CDW	58	10,917
Cisco Systems	1,771	96,998
Cognizant Technology Solutions, Cl A	216	16,111
Corning	335	15,943
Crowdstrike Holdings, Cl A *	101	29,984
Dell Technologies, Cl C	126	15,577
Enphase Energy *	59	4,899

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
EPAM Systems *	24	$4,528
F5 *	24	5,613
Fair Isaac *	10	19,931
First Solar *	46	8,946
Fortinet *	278	21,867
Gartner *	33	16,582
Gen Digital	238	6,928
GoDaddy, Cl A *	62	10,342
Hewlett Packard Enterprise	572	11,148
HP	429	15,238
Intel	1,875	40,350
International Business Machines	404	83,515
Intuit	123	75,067
Jabil	50	6,154
Juniper Networks	144	5,602
Keysight Technologies *	77	11,474
KLA	59	39,308
Lam Research	572	42,528
Microchip Technology	235	17,242
Micron Technology	486	48,430
Microsoft	1,254	509,563
Monolithic Power Systems	21	15,945
Motorola Solutions	73	32,803
NetApp	89	10,263
NVIDIA	4,149	550,821
ON Semiconductor *	187	13,182
Oracle	703	117,992
Palantir Technologies, Cl A *	885	36,781
Palo Alto Networks *	142	51,167
PTC *	53	9,822
Qorvo *	41	2,922
QUALCOMM	489	79,595
Roper Technologies	47	25,273
Salesforce	426	124,124
Seagate Technology Holdings	91	9,134
ServiceNow *	90	83,969
Skyworks Solutions	69	6,043
Super Micro Computer *	218	6,346
Synopsys *	68	34,925

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teledyne Technologies *	21	$9,562
Teradyne	71	7,541
Texas Instruments	401	81,467
Trimble *	107	6,473
Tyler Technologies *	19	11,506
VeriSign *	35	6,189
Western Digital *	141	9,209
Zebra Technologies, Cl A *	23	8,785

TOTAL UNITED STATES		3,765,706
TOTAL COMMON STOCK (Cost $3,640,814)		3,906,168
TOTAL INVESTMENTS — 100.5% (Cost $7,714,041)		$8,452,754

WRITTEN OPTIONS— (0.5)% (Premiums Received $(141,647))		$(43,985)

Percentages are based on Net Assets of $8,414,315.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
The Technology Select Sector SPDR® Fund	(190)	$(4,222,560)	$230	11/15/24	$(43,985)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,222,560.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$4,546,586	$—	$—	$4,546,586
Common Stock	3,906,168	—	—	3,906,168
Total Investments in Securities	$8,452,754	$—	$—	$8,452,754

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(43,985)	$—	$—	$(43,985)
Total Other Financial Instruments	$(43,985)	$—	$—	$(43,985)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.2%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	10	$20,372

CHINA — 0.7%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	91	10,974

Information Technology — 0.4%
NXP Semiconductors	64	15,008

TOTAL CHINA		25,982
TAIWAN — 0.7%
Information Technology — 0.7%
ASML Holding	35	23,539

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	145	11,020

Health Care — 0.3%
AstraZeneca ADR	130	9,249

TOTAL UNITED KINGDOM		20,269
UNITED STATES — 98.6%
Communication Services — 12.1%
Alphabet, Cl A	408	69,813
Alphabet, Cl C	389	67,176
Charter Communications, Cl A *	28	9,173
Comcast, Cl A	795	34,718
Electronic Arts	85	12,822
Meta Platforms, Cl A	116	65,839
Netflix *	125	94,504
Take-Two Interactive Software *	51	8,248
T-Mobile US	206	45,971
Trade Desk, Cl A *	95	11,420

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	621	$5,049
		424,733
Consumer Discretionary — 9.4%
Airbnb, Cl A *	87	11,727
Amazon.com *	514	95,810
Booking Holdings	9	42,086
DoorDash, Cl A *	81	12,693
Lululemon Athletica *	35	10,426
Marriott International, Cl A	66	17,161
O’Reilly Automotive *	19	21,910
Ross Stores	92	12,854
Starbucks	237	23,155
Tesla *	339	84,699
		332,521
Consumer Staples — 4.4%
Costco Wholesale	72	62,941
Dollar Tree *	55	3,555
Keurig Dr Pepper	260	8,567
Kraft Heinz	117	3,915
Mondelez International, Cl A	293	20,065
Monster Beverage *	80	4,214
PepsiCo	312	51,817
		155,074
Financials — 0.6%
PayPal Holdings *	284	22,521

Health Care — 5.6%
Amgen	111	35,538
Biogen *	36	6,264
Dexcom *	87	6,132
GE HealthCare Technologies	52	4,542
Gilead Sciences	272	24,159
IDEXX Laboratories *	24	9,766
Illumina *	39	5,622
Intuitive Surgical *	87	43,834
Moderna *	87	4,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	30	$25,146
Vertex Pharmaceuticals *	64	30,463
		196,195
Industrials — 4.0%
Automatic Data Processing	122	35,287
Cintas	112	23,051
Copart *	274	14,103
CSX	438	14,734
Fastenal	99	7,740
Old Dominion Freight Line	63	12,683
PACCAR	97	10,115
Paychex	101	14,072
Verisk Analytics, Cl A	40	10,989
		142,774
Information Technology — 59.8%
Adobe *	136	65,019
Advanced Micro Devices *	505	72,755
ANSYS *	26	8,331
Apple	1,621	366,200
Applied Materials	277	50,298
Atlassian, Cl A *	43	8,107
Autodesk *	64	18,163
Broadcom	1,157	196,424
Cadence Design Systems *	94	25,955
CDW	53	9,976
Cisco Systems	1,292	70,763
Cognizant Technology Solutions, Cl A	147	10,965
Crowdstrike Holdings, Cl A *	63	18,703
Datadog, Cl A *	90	11,290
Fortinet *	213	16,754
GLOBALFOUNDRIES *	148	5,402
Intel	1,255	27,008
Intuit	77	46,993
KLA	38	25,317
Lam Research	430	31,970
Marvell Technology	251	20,108
Microchip Technology	68	4,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Micron Technology	280	$27,902
Microsoft	881	357,994
MongoDB, Cl A *	21	5,678
NVIDIA	3,022	401,201
ON Semiconductor *	94	6,626
Palo Alto Networks *	102	36,754
QUALCOMM	351	57,132
Roper Technologies	26	13,981
Super Micro Computer *	140	4,075
Synopsys *	47	24,140
Texas Instruments	195	39,616
Workday, Cl A *	58	13,563
Zscaler *	40	7,232
		2,107,384
Materials — 2.2%
Linde PLC	168	76,633

Real Estate — 0.2%
CoStar Group *	90	6,551

Utilities — 0.3%
Exelon	255	10,022

TOTAL UNITED STATES		3,474,408
TOTAL COMMON STOCK (Cost $2,847,685)		3,564,570
TOTAL INVESTMENTS — 101.2% (Cost $2,847,685)		$3,564,570

WRITTEN OPTIONS— (1.2)% (Premiums Received $(86,639))		$(43,435)

Percentages are based on Net Assets of $3,522,684.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Nasdaq 100 ESG Covered Call ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(1)	$(1,989,042)	$20,300	11/15/24	$(23,685)
Nasdaq-100 Micro Index	(79)	(1,571,310)	203	11/15/24	(19,750)

Total Written Options		$(3,560,352)			$(43,435)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,564,570.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,564,570	$—	$—	$3,564,570
Total Investments in Securities	$3,564,570	$—	$—	$3,564,570

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(43,435)	$—	$—	$(43,435)
Total Other Financial Instruments	$(43,435)	$—	$—	$(43,435)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.2%
IRELAND — 0.6%
Information Technology — 0.6%
Accenture PLC, Cl A	34	$11,724

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	16	2,359

UNITED STATES — 99.5%
Communication Services — 7.5%
Alphabet, Cl A	315	53,900
Alphabet, Cl C	258	44,554
AT&T	382	8,610
Comcast, Cl A	206	8,996
Electronic Arts	13	1,961
Interpublic Group	20	588
News, Cl A	23	627
News, Cl B	6	174
Omnicom Group	10	1,010
Paramount Global, Cl B	27	295
Take-Two Interactive Software *	8	1,294
T-Mobile US	26	5,802
Walt Disney	97	9,332
		137,143
Consumer Discretionary — 7.6%
Aptiv PLC *	15	853
Best Buy	10	904
BorgWarner	14	471
Caesars Entertainment *	14	561
CarMax *	8	579
Carnival *	56	1,232
Chipotle Mexican Grill, Cl A *	76	4,239
Deckers Outdoor *	9	1,448
DR Horton	16	2,704
eBay	27	1,553
Expedia Group *	7	1,094
General Motors	62	3,147
Genuine Parts	8	918

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hasbro	7	$459
Hilton Worldwide Holdings	13	3,053
Home Depot	53	20,869
Las Vegas Sands	21	1,089
LKQ	15	552
Lowe’s	30	7,855
Lululemon Athletica *	6	1,787
Marriott International, Cl A	12	3,120
McDonald’s	38	11,100
MGM Resorts International *	13	479
Mohawk Industries *	2	269
NIKE, Cl B	64	4,936
Norwegian Cruise Line Holdings *	24	608
Pool	2	723
PulteGroup	12	1,554
Ralph Lauren, Cl A	2	396
Ross Stores	18	2,515
Royal Caribbean Cruises	13	2,683
Starbucks	62	6,057
Tapestry	14	664
Tesla *	149	37,228
TJX	62	7,008
Tractor Supply	6	1,593
Ulta Beauty *	2	738
Wynn Resorts	6	576
Yum! Brands	15	1,967
		139,581
Consumer Staples — 6.5%
Archer-Daniels-Midland	27	1,491
Campbell Soup	11	513
Coca-Cola	207	13,519
Colgate-Palmolive	44	4,123
Conagra Brands	28	810
Costco Wholesale	24	20,980
Estee Lauder, Cl A	13	896
General Mills	30	2,041
Hershey	8	1,421
Hormel Foods	16	489

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
J M Smucker	6	$681
Kellanova	15	1,210
Keurig Dr Pepper	58	1,911
Kraft Heinz	44	1,472
Kroger	37	2,063
Lamb Weston Holdings	8	622
McCormick	14	1,095
Molson Coors Beverage, Cl B	8	436
Mondelez International, Cl A	71	4,862
PepsiCo	73	12,124
Procter & Gamble	126	20,813
Sysco	28	2,099
Target	25	3,751
Tyson Foods, Cl A	16	937
Walgreens Boots Alliance	43	407
Walmart	233	19,094
		119,860
Energy — 4.1%
Baker Hughes, Cl A	54	2,056
Chevron	91	13,543
Devon Energy	36	1,392
Diamondback Energy	9	1,591
EQT	33	1,206
Exxon Mobil	238	27,794
Halliburton	50	1,387
Hess	15	2,017
Kinder Morgan	108	2,647
Marathon Petroleum	18	2,618
Occidental Petroleum	36	1,804
ONEOK	32	3,100
Phillips 66	23	2,802
Schlumberger	79	3,166
Targa Resources	12	2,003
Valero Energy	17	2,206
Williams	64	3,352
		74,684

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 14.5%
Aflac	28	$2,934
Allstate	14	2,611
American Express	30	8,102
American International Group	36	2,732
Ameriprise Financial	5	2,552
Aon PLC, Cl A	11	4,036
Arch Capital Group *	21	2,070
Arthur J Gallagher	12	3,374
Assurant	2	383
Bank of America	361	15,097
Bank of New York Mellon	41	3,090
BlackRock Funding	8	7,848
Capital One Financial	21	3,419
Cboe Global Markets	6	1,281
Charles Schwab	82	5,808
Chubb	20	5,649
Citigroup	104	6,674
Citizens Financial Group	24	1,011
CME Group, Cl A	19	4,282
Corpay *	4	1,319
Discover Financial Services	14	2,078
Everest Group	2	711
FactSet Research Systems	2	908
Fidelity National Information Services	29	2,602
Fifth Third Bancorp	38	1,660
Fiserv *	31	6,135
Franklin Resources	18	374
Global Payments	14	1,452
Globe Life	5	528
Goldman Sachs Group	17	8,802
Hartford Financial Services Group	16	1,767
Huntington Bancshares	80	1,247
Intercontinental Exchange	31	4,832
Invesco	26	451
Jack Henry & Associates	4	728
JPMorgan Chase	153	33,954
KeyCorp	52	897
M&T Bank	9	1,752
MarketAxess Holdings	2	579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	26	$5,674
Mastercard, Cl A	44	21,982
MetLife	33	2,588
Moody’s	8	3,632
Morgan Stanley	66	7,673
MSCI, Cl A	4	2,285
Nasdaq	22	1,626
Northern Trust	12	1,206
PayPal Holdings *	54	4,282
PNC Financial Services Group	21	3,954
Principal Financial Group	11	906
Prudential Financial	20	2,450
Raymond James Financial	9	1,334
Regions Financial	50	1,193
S&P Global	17	8,166
State Street	16	1,485
Synchrony Financial	22	1,213
T Rowe Price Group	13	1,428
Travelers	12	2,951
Truist Financial	74	3,186
US Bancorp	84	4,058
Visa, Cl A	90	26,086
Willis Towers Watson PLC	5	1,511
		266,598
Health Care — 11.4%
Abbott Laboratories	93	10,543
AbbVie	95	19,368
Agilent Technologies	16	2,085
Amgen	29	9,285
Baxter International	28	1,000
Becton Dickinson	15	3,504
Biogen *	8	1,392
Boston Scientific *	78	6,554
Bristol-Myers Squibb	111	6,190
Cardinal Health	14	1,519
Cencora	9	2,053
Centene *	29	1,806
Charles River Laboratories International *	2	357

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna Group	15	$4,722
CVS Health	69	3,896
Danaher	34	8,352
DaVita *	2	280
Edwards Lifesciences *	34	2,278
Elevance Health	12	4,869
Eli Lilly	43	35,679
Gilead Sciences	66	5,862
Hologic *	13	1,051
Humana	6	1,547
IDEXX Laboratories *	4	1,628
Incyte *	9	667
Medtronic PLC	70	6,247
Merck	136	13,915
Mettler-Toledo International *	1	1,292
Moderna *	19	1,033
Quest Diagnostics	6	929
Regeneron Pharmaceuticals *	6	5,029
ResMed	8	1,940
Revvity	7	830
Stryker	18	6,413
Teleflex	2	402
UnitedHealth Group	50	28,225
Waters *	3	969
Zimmer Biomet Holdings	12	1,283
Zoetis, Cl A	24	4,291
		209,285
Industrials — 7.8%
Allegion PLC	5	698
AMETEK	13	2,383
Automatic Data Processing	22	6,363
Axon Enterprise *	4	1,694
Broadridge Financial Solutions	6	1,265
Carrier Global	44	3,200
Caterpillar	26	9,781
CH Robinson Worldwide	7	721
Cintas	18	3,705
CSX	106	3,566

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	7	$2,303
Dayforce *	8	568
Deere	14	5,666
Delta Air Lines	36	2,060
Dover	7	1,325
Eaton PLC	21	6,963
Emerson Electric	32	3,465
Fortive	19	1,357
General Electric	58	9,963
Hubbell, Cl B	3	1,281
IDEX	4	859
Illinois Tool Works	14	3,656
Ingersoll Rand	22	2,112
JB Hunt Transport Services	4	722
Johnson Controls International	36	2,720
Masco	13	1,039
Norfolk Southern	12	3,005
Otis Worldwide	22	2,160
PACCAR	29	3,024
Parker-Hannifin	7	4,438
Paychex	17	2,369
Pentair PLC	9	892
Quanta Services	8	2,413
Republic Services, Cl A	11	2,178
Rockwell Automation	6	1,600
Stanley Black & Decker	8	744
Trane Technologies PLC	12	4,442
Uber Technologies *	112	8,070
Union Pacific	33	7,658
United Parcel Service, Cl B	40	5,362
United Rentals	4	3,251
Verisk Analytics, Cl A	8	2,198
Waste Management	20	4,317
Westinghouse Air Brake Technologies	9	1,692
WW Grainger	3	3,328
Xylem	13	1,583
		144,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 33.9%
Adobe *	24	$11,474
Advanced Micro Devices *	87	12,534
Akamai Technologies *	8	809
Apple	821	185,472
Applied Materials	45	8,171
Autodesk *	11	3,122
Cisco Systems	215	11,776
Hewlett Packard Enterprise	69	1,345
HP	49	1,740
Intel	234	5,036
KLA	7	4,664
Lam Research	70	5,204
Micron Technology	59	5,879
Microsoft	402	163,353
NVIDIA	1,329	176,438
ON Semiconductor *	23	1,621
QUALCOMM	61	9,929
Salesforce	52	15,151
Western Digital *	19	1,241
		624,959
Materials — 2.4%
Air Products & Chemicals	12	3,726
Albemarle	7	663
Amcor PLC	80	890
Avery Dennison	4	828
Ball	16	948
CF Industries Holdings	10	822
Corteva	39	2,376
Dow	39	1,926
Ecolab	13	3,195
FMC	7	455
Freeport-McMoRan	78	3,512
International Flavors & Fragrances	14	1,392
Linde PLC	26	11,860
LyondellBasell Industries, Cl A	14	1,216
Mosaic	17	455
Newmont	64	2,908
PPG Industries	13	1,619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	12	$4,305
Smurfit WestRock	28	1,442
		44,538
Real Estate — 2.5%
Alexandria Real Estate Equities †	8	892
American Tower †	25	5,338
AvalonBay Communities †	8	1,773
BXP †	7	564
CBRE Group, Cl A *	16	2,096
CoStar Group *	22	1,601
Digital Realty Trust †	17	3,030
Equinix †	5	4,540
Equity Residential †	20	1,407
Extra Space Storage †	12	1,960
Federal Realty Investment Trust †	4	443
Healthpeak Properties †	39	876
Host Hotels & Resorts †	42	724
Iron Mountain †	16	1,980
Kimco Realty †	37	878
ProLogis †	51	5,760
Public Storage †	8	2,632
Regency Centers †	9	643
SBA Communications, Cl A †	6	1,377
UDR †	16	675
Ventas †	22	1,441
Welltower †	32	4,316
Weyerhaeuser †	41	1,278
		46,224
Utilities — 1.3%
American Water Works	10	1,381
Consolidated Edison	19	1,932
Edison International	21	1,730
Entergy	12	1,857
Eversource Energy	19	1,251
Exelon	55	2,162
NextEra Energy	112	8,876
Public Service Enterprise Group	28	2,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sempra	35	$2,918
		24,611
TOTAL UNITED STATES		1,831,642
TOTAL COMMON STOCK (Cost $1,609,003)		1,845,725
TOTAL INVESTMENTS — 100.2% (Cost $1,609,003)		$1,845,725

WRITTEN OPTIONS— (0.4)% (Premiums Received $(30,552))		$(7,560)

Percentages are based on Net Assets of $1,841,387.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
S&P 500 ESG Index	(36)	$(1,815,480)	$520	11/15/24	$(7,560)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,838,227.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 ESG Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,845,725	$—	$—	$1,845,725
Total Investments in Securities	$1,845,725	$—	$—	$1,845,725

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(7,560)	$—	$—	$(7,560)
Total Other Financial Instruments	$(7,560)	$—	$—	$(7,560)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.6%
UNITED STATES — 100.6%
Communication Services — 2.2%
Verizon Communications	314	$13,229
Walt Disney (A)	314	30,207
		43,436
Consumer Discretionary — 15.0%
Amazon.com *(A)	314	58,530
Home Depot (A)	314	123,637
McDonald’s	314	91,722
NIKE, Cl B	314	24,219
		298,108
Consumer Staples — 4.9%
Coca-Cola (A)	314	20,507
Procter & Gamble	314	51,867
Walmart	314	25,732
		98,106
Energy — 2.4%
Chevron (A)	314	46,730

Financials — 24.5%
American Express (A)	314	84,805
Goldman Sachs Group (A)	314	162,586
JPMorgan Chase	314	69,683
Travelers	314	77,225
Visa, Cl A	314	91,013
		485,312
Health Care — 18.1%
Amgen (A)	314	100,530
Johnson & Johnson	314	50,196
Merck	314	32,129
UnitedHealth Group	314	177,253
		360,108
Industrials — 13.6%
3M	314	40,340
Boeing *(A)	314	46,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	314	$118,127
Honeywell International (A)	314	64,583
		269,933
Information Technology — 19.1%
Apple (A)	314	70,936
Cisco Systems (A)	314	17,198
Intel (A)	314	6,757
International Business Machines (A)	314	64,910
Microsoft	314	127,594
Salesforce	314	91,490
		378,885
Materials — 0.8%
Dow (A)	314	15,505

TOTAL UNITED STATES		1,996,123
TOTAL COMMON STOCK (Cost $1,694,473)		1,996,123
TOTAL INVESTMENTS — 100.6% (Cost $1,694,473)		$1,996,123

WRITTEN OPTIONS— (0.7)% (Premiums Received $(13,613))		$(13,704)

Percentages are based on Net Assets of $1,984,919.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
Dow Jones Industrial Average	(24)	$(1,002,312)	$435	11/15/24	$(13,704)

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Dow 30® Covered Call & Growth ETF

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,032,432.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,996,123	$—	$—	$1,996,123
Total Investments in Securities	$1,996,123	$—	$—	$1,996,123

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(13,704)	$—	$—	$(13,704)
Total Other Financial Instruments	$(13,704)	$—	$—	$(13,704)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Emerging Markets Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.2%
iShares Core MSCI Emerging Markets ETF (A)(B)	35,735	$1,987,581

TOTAL EXCHANGE TRADED FUND (Cost $1,818,768)		1,987,581
TOTAL INVESTMENTS — 100.2% (Cost $1,818,768)		$1,987,581

WRITTEN OPTIONS— (0.5)% (Premiums Received $(42,513))		$(10,573)

Percentages are based on Net Assets of $1,983,606.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
iShares Core MSCI Emerging Markets ETF	(355)	$(1,974,510)	$57	11/15/24	$(10,573)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,974,510.
(B)	For financial information on the iShares Core MSCI Emerging Markets ETF, please go to the Fund’s website at https://www.ishares.com/us.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Emerging Markets Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,987,581	$—	$—	$1,987,581
Total Investments in Securities	$1,987,581	$—	$—	$1,987,581

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(10,573)	$—	$—	$(10,573)
Total Other Financial Instruments	$(10,573)	$—	$—	$(10,573)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 Quality Dividend Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.4%
Global X S&P 500 Quality Dividend ETF (A)(B)(C)	28,970	$1,031,042
TOTAL EXCHANGE TRADED FUND (Cost $965,676)		1,031,042
TOTAL INVESTMENTS — 100.4% (Cost $965,676)		$1,031,042

WRITTEN OPTIONS— (0.5)% (Premiums Received $(8,784))		$(5,412)

Percentages are based on Net Assets of $1,026,984.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
Global X S&P 500 Quality Dividend ETF	(288)	$(1,024,992)	$37	11/15/24	$(5,412)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,024,992.
(B)	For financial information on the Global X S&P 500 Quality Dividend ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,031,042	$—	$—	$1,031,042
Total Investments in Securities	$1,031,042	$—	$—	$1,031,042

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(5,412)	$—	$—	$(5,412)
Total Other Financial Instruments	$(5,412)	$—	$—	$(5,412)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500 Quality Dividend Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2024:

Value 5/7/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Global X S&P 500 Quality Dividend ETF
$—	$2,601,639	$(1,778,842)	$65,366	$142,879	$1,031,042	$26,546	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.5%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	45,150	$2,563,166
TOTAL EXCHANGE TRADED FUND (Cost $2,221,353)		2,563,166
TOTAL INVESTMENTS — 100.5% (Cost $2,221,353)		$2,563,166

WRITTEN OPTIONS— (0.6)% (Premiums Received $(40,781))		$(16,554)

Percentages are based on Net Assets of $2,550,456.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Global X MLP & Energy Infrastructure ETF	(445)	$(2,526,265)	$57	11/15/24	$(16,554)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,563,166.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,563,166	$—	$—	$2,563,166
Total Investments in Securities	$2,563,166	$—	$—	$2,563,166

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(16,554)	$—	$—	$(16,554)
Total Other Financial Instruments	$(16,554)	$—	$—	$(16,554)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2024:

Value 5/7/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$—	$3,097,284	$(937,851)	$341,813	$61,920	$2,563,166	$31,216	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

Statements of Assets and Liabilities

October 31, 2024

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Assets:
Cost of Investments	$1,948,717,545	$5,108,830,549	$—	$76,568,926
Cost of Affiliated Investments	—	—	1,311,631,398	—
Investments, at Value	$2,793,784,250	$8,203,191,680	$69,337	$104,886,081
Affiliated Investments, at Value	—	—	1,424,845,753	—
Cash	687,092	8,515,600	557,571	47,294
Dividend, Interest, and Securities Lending Income Receivable	1,542,426	1,040,016	—	12,991
Reclaim Receivable	11,596	—	5,271	—
Receivable for Capital Shares Sold	—	11,675,066	1,603,330	—
Receivable for Investment Securities Sold	—	1,024,487	17,499	—
Due from Broker	3,109	138,422	487,157	—
Total Assets	2,796,028,473	8,225,585,271	1,427,585,918	104,946,366
Liabilities:
Options Written at Value (Premiums received $52,607,064, $199,000,638, $41,001,922 and $1,257,022, respectively)	15,685,270	97,653,255	15,652,560	615,810
Payable due to Investment Adviser	1,451,511	4,145,460	625,254	31,057
Payable for Investment Securities Purchased	—	11,736,425	1,620,828	—
Payable for Capital Shares Redeemed	—	898,082	—	—
Custodian Fees Payable	—	—	3,489	19
Due to Broker	593,237	211,129	35,423	28,320
Total Liabilities	17,730,018	114,644,351	17,937,554	675,206
Net Assets	$2,778,298,455	$8,110,940,920	$1,409,648,364	$104,271,160
Net Assets Consist of:
Paid-in Capital	$2,694,406,161	$7,954,612,376	$1,544,332,433	$86,680,879
Total Distributable Earnings (Accumulated Losses)	83,892,294	156,328,544	(134,684,069)	17,590,281
Net Assets	$2,778,298,455	$8,110,940,920	$1,409,648,364	$104,271,160
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	67,960,000	451,570,000	87,920,000	3,270,000
Net Asset Value, Offering and Redemption Price Per Share	$40.88	$17.96	$16.03	$31.89

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Assets:
Cost of Investments	$48,159,437	$13,378,552	$30,615,917	$71,963,447
Investments, at Value	$59,448,881	$17,587,908	$39,636,470	$91,923,377
Cash	654	19,540	28,572	40,789
Dividend, Interest, and Securities Lending Income Receivable	32,153	1,854	20,249	56,230
Reclaim Receivable	239	—	153	—
Receivable for Capital Shares Sold	—	—	—	889,467
Receivable for Investment Securities Sold	—	—	—	1,545
Total Assets	59,481,927	17,609,302	39,685,444	92,911,408
Liabilities:
Options Written at Value (Premiums received $558,724, $423,356, $731,785 and $1,230,264, respectively)	166,660	208,230	219,888	1,256,200
Payable due to Investment Adviser	17,864	8,796	19,490	46,766
Payable for Investment Securities Purchased	—	—	—	889,991
Cash Overdraft	970	—	—	—
Custodian Fees Payable	12	5	15	—
Due to Broker	1,378	148	—	3,231
Total Liabilities	186,884	217,179	239,393	2,196,188
Net Assets	$59,295,043	$17,392,123	$39,446,051	$90,715,220
Net Assets Consist of:
Paid-in Capital	$49,059,358	$17,900,612	$39,446,051	$86,011,985
Total Distributable Earnings (Accumulated Losses)	10,235,685	(508,489)	—	4,703,235
Net Assets	$59,295,043	$17,392,123	$39,446,051	$90,715,220
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,870,000	1,030,000	2,100,000	4,080,000
Net Asset Value, Offering and Redemption Price Per Share	$31.71	$16.89	$18.78	$22.23

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X Russell 2000 Covered Call & Growth ETF	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF
Assets:
Cost of Investments	$—	$3,361,474	$2,540,632	$7,714,041
Cost of Affiliated Investments	5,947,112	—	—	—
Investments, at Value	$—	$3,595,019	$2,772,056	$8,452,754
Affiliated Investments, at Value	6,442,062	—	—	—
Cash	13,915	3,928	2,836	8,693
Dividend, Interest, and Securities Lending Income Receivable	—	1,026	1,456	913
Reclaim Receivable	—	—	—	78
Total Assets	6,455,977	3,599,973	2,776,348	8,462,438
Liabilities:
Options Written at Value (Premiums received $92,889, $32,470, $24,224 and $141,647, respectively)	37,318	15,287	3,008	43,985
Payable due to Investment Adviser	1,484	1,463	1,336	3,917
Custodian Fees Payable	12	1	1	2
Due to Broker	3,818	132	676	219
Total Liabilities	42,632	16,883	5,021	48,123
Net Assets	$6,413,345	$3,583,090	$2,771,327	$8,414,315
Net Assets Consist of:
Paid-in Capital	$5,442,017	$3,606,088	$2,767,218	$8,324,757
Total Distributable Earnings (Accumulated Losses)	971,328	(22,998)	4,109	89,558
Net Assets	$6,413,345	$3,583,090	$2,771,327	$8,414,315
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	250,000	130,000	110,000	260,000
Net Asset Value, Offering and Redemption Price Per Share	$25.65	$27.56	$25.19	$32.36

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X Nasdaq 100 ESG Covered Call ETF	Global X S&P 500 ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF
Assets:
Cost of Investments	$2,847,685	$1,609,003	$1,694,473
Investments, at Value	$3,564,570	$1,845,725	$1,996,123
Cash	3,013	2,039	1,905
Dividend, Interest, and Securities Lending Income Receivable	354	1,036	1,198
Receivable for Investment Securities Sold	—	8,544	—
Reclaim Receivable	—	10	—
Due from Broker	—	161	—
Total Assets	3,567,937	1,857,515	1,999,226
Liabilities:
Options Written at Value (Premiums received $86,639, $30,552 and $13,613, respectively)	43,435	7,560	13,704
Payable due to Investment Adviser	1,816	952	603
Payable for Investment Securities Purchased	—	7,615	—
Custodian Fees Payable	2	1	—
Total Liabilities	45,253	16,128	14,307
Net Assets	$3,522,684	$1,841,387	$1,984,919
Net Assets Consist of:
Paid-in Capital	$3,269,516	$1,650,013	$1,745,779
Total Distributable Earnings	253,168	191,374	239,140
Net Assets	$3,522,684	$1,841,387	$1,984,919
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	130,000	70,000	70,000
Net Asset Value, Offering and Redemption Price Per Share	$27.10	$26.31	$28.36

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X MSCI Emerging Markets Covered Call ETF	Global X S&P 500 Quality Dividend Covered Call ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Assets:
Cost of Investments	$1,818,768	$—	$—
Cost of Affiliated Investments	—	965,676	2,221,353
Investments, at Value	$1,987,581	$—	$—
Affiliated Investments, at Value	—	1,031,042	2,563,166
Cash	7,349	1,486	4,142
Total Assets	1,994,930	1,032,528	2,567,308
Liabilities:
Options Written at Value (Premiums received $42,513, $8,784 and $40,781, respectively)	10,573	5,412	16,554
Payable due to Investment Adviser	751	132	298
Total Liabilities	11,324	5,544	16,852
Net Assets	$1,983,606	$1,026,984	$2,550,456
Net Assets Consist of:
Paid-in Capital	$1,995,154	$1,027,465	$2,529,393
Total Distributable Earnings (Accumulated Losses)	(11,548)	(481)	21,063
Net Assets	$1,983,606	$1,026,984	$2,550,456
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	80,000	40,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$24.80	$25.67	$25.50

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2024

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Investment Income:
Dividend Income	$41,679,857	$73,855,303	$9,478,465	$987,072
Dividend Income, from Affiliated Investments	—	—	8,834,321	—
Interest Income	390,356	1,438,502	249,430	14,171
Less: Foreign Taxes Withheld	(10,290)	(158,164)	(21,080)	(2,149)
Total Investment Income	42,059,923	75,135,641	18,541,136	999,094
Expenses:
Supervision and Administration Fees(1)	17,024,620	48,113,519	8,447,396	502,988
Custodian Fees(2)	11,923	8,748	22,350	75
Total Expenses	17,036,543	48,122,267	8,469,746	503,063
Waiver of Supervision and Administration Fees	–	–	(637,171)	–
Net Expenses	17,036,543	48,122,267	7,832,575	503,063
Net Investment Income	25,023,380	27,013,374	10,708,561	496,031
Net Realized Gain (Loss) on:
Investments(3)	178,493,297	780,267,100	102,345,282	10,601,274
Affiliated Investments	—	—	68,177,305	—
Written Options	(458,553,296)	(1,082,923,904)	(269,500,098)	(7,258,760)
Net Realized Gain (Loss)	(280,059,999)	(302,656,804)	(98,977,511)	3,342,514
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	718,026,821	1,852,792,969	99,202,953	24,412,303
Affiliated Investments	—	—	153,915,607	—
Written Options	971,780	(16,737,776)	734,537	(136,492)
Net Change in Unrealized Appreciation (Depreciation)	718,998,601	1,836,055,193	253,853,097	24,275,811
Net Realized and Unrealized Gain (Loss)	438,938,602	1,533,398,389	154,875,586	27,618,325
Net Increase in Net Assets Resulting from Operations	$463,961,982	$1,560,411,763	$165,584,147	$28,114,356

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2024

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Investment Income:
Dividend Income	$929,591	$124,103	$483,129	$1,685,340
Interest Income	5,001	2,468	5,600	—
Less: Foreign Taxes Withheld	(473)	(273)	(153)	—
Total Investment Income	934,119	126,298	488,576	1,685,340
Expenses:
Supervision and Administration Fees(1)	295,848	82,776	199,961	512,003
Custodian Fees(2)	107	440	392	773
Total Expenses	295,955	83,216	200,353	512,776
Net Investment Income	638,164	43,082	288,223	1,172,564
Net Realized Gain (Loss) on:
Investments(3)	5,017,988	101,280	924,190	1,575,816
Purchased Options	—	(944,567)	(1,246,894)	—
Written Options	(5,104,566)	(1,638,721)	(5,050,333)	(10,542,142)
Net Realized Gain (Loss)	(86,578)	(2,482,008)	(5,373,037)	(8,966,326)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	14,912,539	4,125,308	8,907,736	18,601,637
Purchased Options	—	96,912	248,158	—
Written Options	2,660	36,772	169,546	108,362
Net Change in Unrealized Appreciation (Depreciation)	14,915,199	4,258,992	9,325,440	18,709,999
Net Realized and Unrealized Gain (Loss)	14,828,621	1,776,984	3,952,403	9,743,673
Net Increase in Net Assets Resulting from Operations	$15,466,785	$1,820,066	$4,240,626	$10,916,237

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2024

	Global X Russell 2000 Covered Call & Growth ETF	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF
Investment Income:
Dividend Income	$—	$43,300	$45,185	$48,588
Dividend Income, from Affiliated Investments	128,630	—	—	—
Interest Income	1,262	142	341	1,214
Less: Foreign Taxes Withheld	—	—	—	(46)
Total Investment Income	129,892	43,442	45,526	49,756
Expenses:
Supervision and Administration Fees(1)	39,288	15,635	16,729	39,737
Custodian Fees(2)	24	1	1	3
Total Expenses	39,312	15,636	16,730	39,740
Waiver of Supervision and Administration Fees	(7,898)	(1,269)	(1,372)	(3,275)
Net Expenses	31,414	14,367	15,358	36,465
Net Investment Income	98,478	29,075	30,168	13,291
Net Realized Gain (Loss) on:
Investments(3)	—	517,071	9,987	1,107,047
Affiliated Investments	1,901,691	—	—	—
Written Options	(916,174)	(291,705)	(102,690)	(257,512)
Net Realized Gain (Loss)	985,517	225,366	(92,703)	849,535
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	396,384	444,782	194,803
Affiliated Investments	790,380	—	—	—
Written Options	15,074	(1,301)	2,988	67,615
Foreign Currency Translations	(2)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	805,452	395,083	447,770	262,418
Net Realized and Unrealized Gain (Loss)	1,790,969	620,449	355,067	1,111,953
Net Increase in Net Assets Resulting from Operations	$1,889,447	$649,524	$385,235	$1,125,244

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year or period ended October 31, 2024

	Global X Nasdaq 100 ESG Covered Call ETF	Global X S&P 500 ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF
Investment Income:
Dividend Income	$22,413	$24,492	$45,522
Interest Income	451	194	137
Less: Foreign Taxes Withheld	(67)	(5)	—
Total Investment Income	22,797	24,681	45,659
Expenses:
Supervision and Administration Fees(1)	16,233	10,237	11,092
Custodian Fees(2)	41	29	14
Total Expenses	16,274	10,266	11,106
Net Investment Income	6,523	14,415	34,553
Net Realized Gain (Loss) on:
Investments(3)	274,071	391,446	91,899
Written Options	(341,587)	(282,019)	(142,723)
Net Realized Gain (Loss)	(67,516)	109,427	(50,824)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	597,598	207,525	476,327
Written Options	10,501	(65)	1,753
Net Change in Unrealized Appreciation (Depreciation)	608,099	207,460	478,080
Net Realized and Unrealized Gain (Loss)	540,583	316,887	427,256
Net Increase in Net Assets Resulting from Operations	$547,106	$331,302	$461,809

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended October 31, 2024

	Global X MSCI Emerging Markets Covered Call ETF (1)	Global X S&P 500 Quality Dividend Covered Call ETF (2)	Global X MLP & Energy Infrastructure Covered Call ETF (2)
Investment Income:
Dividend Income	$42,927	$—	$—
Dividend Income, from Affiliated Investments	—	26,546	31,216
Interest Income	352	272	—
Total Investment Income	43,279	26,818	31,216
Expenses:
Supervision and Administration Fees(3)	9,657	3,741	7,282
Custodian Fees(4)	—	—	50
Total Expenses	9,657	3,741	7,332
Waiver of Supervision and Administration Fees	(1,477)	–	–
Net Expenses	8,180	3,741	7,332
Net Investment Income	35,099	23,077	23,884
Net Realized Gain (Loss) on:
Investments(5)	73,219	—	—
Affiliated Investments	—	142,879	61,920
Written Options	(154,989)	(143,359)	(287,030)
Payment from Adviser(6)	—	2,192	5,570
Net Realized Gain (Loss)	(81,770)	1,712	(219,540)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	168,813	—	—
Affiliated Investments	—	65,366	341,813
Written Options	31,940	3,372	24,227
Net Change in Unrealized Appreciation (Depreciation)	200,753	68,738	366,040
Net Realized and Unrealized Gain (Loss)	118,983	70,450	146,500
Net Increase in Net Assets Resulting from Operations	$154,082	$93,527	$170,384

(1)	The Fund commenced operations on November 7, 2023.
(2)	The Fund commenced operations on May 7, 2024.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(6)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X NASDAQ 100® Covered Call ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$25,023,380	$27,392,869	$27,013,374	$22,396,738
Net Realized Gain (Loss)	(280,059,999)	(233,680,467)	(302,656,804)	(991,313,251)
Net Change in Unrealized Appreciation (Depreciation)	718,998,601	340,702,585	1,836,055,193	1,973,695,038
Net Increase in Net Assets Resulting from Operations	463,961,982	134,414,987	1,560,411,763	1,004,778,525
Distributions:	(269,977,983)	(8,585,958)	(949,453,576)	—
Return of Capital:	—	(269,122,735)	—	(875,982,507)
Capital Share Transactions:
Issued	204,369,569	1,162,324,728	823,504,999	1,525,390,555
Redeemed	(425,260,941)	(148,370,274)	(844,735,665)	(530,621,484)
Increase (Decrease) in Net Assets from Capital Share Transactions	(220,891,372)	1,013,954,454	(21,230,666)	994,769,071
Total Increase (Decrease) in Net Assets	(26,907,373)	870,660,748	589,727,521	1,123,565,089
Net Assets:
Beginning of Year	2,805,205,828	1,934,545,080	7,521,213,399	6,397,648,310
End of Year	$2,778,298,455	$2,805,205,828	$8,110,940,920	$7,521,213,399
Share Transactions:
Issued	5,040,000	28,790,000	46,600,000	88,410,000
Redeemed	(10,560,000)	(3,670,000)	(48,040,000)	(31,540,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,520,000)	25,120,000	(1,440,000)	56,870,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100® Covered Call & Growth ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$10,708,561	$15,090,879	$496,031	$216,859
Net Realized Gain (Loss)	(98,977,511)	(69,751,640)	3,342,514	(7,451,747)
Net Change in Unrealized Appreciation (Depreciation)	253,853,097	(56,574,026)	24,275,811	20,210,906
Net Increase (Decrease) in Net Assets Resulting from Operations	165,584,147	(111,234,787)	28,114,356	12,976,018
Distributions:	(12,155,274)	(2,455,329)	(6,726,354)	—
Return of Capital:	(157,500,393)	(170,194,451)	—	(4,776,529)
Capital Share Transactions:
Issued	215,772,020	488,673,691	13,884,120	38,046,832
Redeemed	(208,089,881)	(140,992,543)	(33,179,649)	(5,172,322)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,682,139	347,681,148	(19,295,529)	32,874,510
Total Increase in Net Assets	3,610,619	63,796,581	2,092,473	41,073,999
Net Assets:
Beginning of Year	1,406,037,745	1,342,241,164	102,178,687	61,104,688
End of Year	$1,409,648,364	$1,406,037,745	$104,271,160	$102,178,687
Share Transactions:
Issued	13,260,000	26,620,000	470,000	1,430,000
Redeemed	(12,670,000)	(7,940,000)	(1,120,000)	(190,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	590,000	18,680,000	(650,000)	1,240,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call & Growth ETF		Global X NASDAQ 100® Risk Managed Income ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$638,164	$562,614	$43,082	$29,997
Net Realized Gain (Loss)	(86,578)	108,169	(2,482,008)	(3,412,973)
Net Change in Unrealized Appreciation (Depreciation)	14,915,199	2,932,803	4,258,992	3,554,002
Net Increase in Net Assets Resulting from Operations	15,466,785	3,603,586	1,820,066	171,026
Distributions:	(2,972,756)	(376,487)	(43,082)	—
Return of Capital:	—	(2,498,448)	(1,631,699)	(1,196,718)
Capital Share Transactions:
Issued	9,004,908	37,732,859	6,623,412	4,456,197
Redeemed	(23,210,228)	(18,965,715)	(1,189,146)	(2,337,483)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,205,320)	18,767,144	5,434,266	2,118,714
Total Increase (Decrease) in Net Assets	(1,711,291)	19,495,795	5,579,551	1,093,022
Net Assets:
Beginning of Year	61,006,334	41,510,539	11,812,572	10,719,550
End of Year	$59,295,043	$61,006,334	$17,392,123	$11,812,572
Share Transactions:
Issued	310,000	1,400,000	390,000	250,000
Redeemed	(780,000)	(690,000)	(70,000)	(130,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(470,000)	710,000	320,000	120,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Risk Managed Income ETF		Global X Dow 30® Covered Call ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$288,223	$281,161	$1,172,564	$1,105,670
Net Realized Gain (Loss)	(5,373,037)	(4,960,159)	(8,966,326)	(922,155)
Net Change in Unrealized Appreciation (Depreciation)	9,325,440	4,368,747	18,709,999	1,596,622
Net Increase (Decrease) in Net Assets Resulting from Operations	4,240,626	(310,251)	10,916,237	1,780,137
Distributions:	(594,200)	(41,006)	(5,821,224)	(609,561)
Return of Capital:	(3,431,396)	(3,063,982)	—	(4,969,158)
Capital Share Transactions:
Issued	16,854,721	8,369,780	12,916,012	40,828,893
Redeemed	(4,721,511)	(2,490,395)	(6,242,956)	(11,067,750)
Increase in Net Assets from Capital Share Transactions	12,133,210	5,879,385	6,673,056	29,761,143
Total Increase in Net Assets	12,348,240	2,464,146	11,768,069	25,962,561
Net Assets:
Beginning of Year	27,097,811	24,633,665	78,947,151	52,984,590
End of Year	$39,446,051	$27,097,811	$90,715,220	$78,947,151
Share Transactions:
Issued	890,000	410,000	580,000	1,870,000
Redeemed	(250,000)	(120,000)	(280,000)	(510,000)
Net Increase in Shares Outstanding from Share Transactions	640,000	290,000	300,000	1,360,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call & Growth ETF		Global X Financials Covered Call & Growth ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$98,478	$35,277	$29,075	$34,690
Net Realized Gain (Loss)	985,517	(20,374)	225,366	(21,236)
Net Change in Unrealized Appreciation (Depreciation)	805,452	(309,458)	395,083	(144,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,889,447	(294,555)	649,524	(130,901)
Distributions:	(588,288)	(103,467)	(138,179)	(84,987)
Return of Capital:	—	(152,549)	(609)	(42,333)
Capital Share Transactions:
Issued	4,734,879	6,907,493	3,007,844	2,488,000
Redeemed	(7,902,104)	(735,702)	(2,165,269)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,167,225)	6,171,791	842,575	2,488,000
Total Increase (Decrease) in Net Assets	(1,866,066)	5,621,220	1,353,311	2,229,779
Net Assets:
Beginning of Year/Period	8,279,411	2,658,191	2,229,779	—
End of Year/Period	$6,413,345	$8,279,411	$3,583,090	$2,229,779
Share Transactions:
Issued	200,000	300,000	110,000	100,000
Redeemed	(320,000)	(30,000)	(80,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(120,000)	270,000	30,000	100,000

(1)	The Fund commenced operations on November 21, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Health Care Covered Call & Growth ETF		Global X Information Technology Covered Call & Growth ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023(1)	Year Ended October 31, 2024	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$30,168	$28,309	$13,291	$11,876
Net Realized Gain (Loss)	(92,703)	110,750	849,535	(36,039)
Net Change in Unrealized Appreciation (Depreciation)	447,770	(195,130)	262,418	573,957
Net Increase (Decrease) in Net Assets Resulting from Operations	385,235	(56,071)	1,125,244	549,794
Distributions:	(190,549)	(122,360)	(698,442)	(166,221)
Return of Capital:	—	—	(40,076)	—
Capital Share Transactions:
Issued	—	3,251,236	7,052,518	3,079,828
Redeemed	—	(496,164)	(2,488,330)	—
Increase in Net Assets from Capital Share Transactions	—	2,755,072	4,564,188	3,079,828
Total Increase in Net Assets	194,686	2,576,641	4,950,914	3,463,401
Net Assets:
Beginning of Year/Period	2,576,641	—	3,463,401	—
End of Year/Period	$2,771,327	$2,576,641	$8,414,315	$3,463,401
Share Transactions:
Issued	—	130,000	220,000	120,000
Redeemed	—	(20,000)	(80,000)	—
Net Increase in Shares Outstanding from Share Transactions	—	110,000	140,000	120,000

(1)	The Fund commenced operations on November 21, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Nasdaq 100 ESG Covered Call ETF		Global X S&P 500 ESG Covered Call ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023(1)	Year Ended October 31, 2024	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$6,523	$3,724	$14,415	$17,271
Net Realized Gain (Loss)	(67,516)	81,924	109,427	(24,567)
Net Change in Unrealized Appreciation (Depreciation)	608,099	151,990	207,460	52,254
Net Increase in Net Assets Resulting from Operations	547,106	237,638	331,302	44,958
Distributions:	(313,722)	(206,140)	(125,701)	(44,960)
Return of Capital:	—	—	—	(86,314)
Capital Share Transactions:
Issued	1,343,282	3,683,183	785,358	3,427,824
Redeemed	(531,480)	(1,237,183)	(1,528,257)	(962,823)
Increase (Decrease) in Net Assets from Capital Share Transactions	811,802	2,446,000	(742,899)	2,465,001
Total Increase (Decrease) in Net Assets	1,045,186	2,477,498	(537,298)	2,378,685
Net Assets:
Beginning of Year/Period	2,477,498	—	2,378,685	—
End of Year/Period	$3,522,684	$2,477,498	$1,841,387	$2,378,685
Share Transactions:
Issued	50,000	150,000	30,000	140,000
Redeemed	(20,000)	(50,000)	(60,000)	(40,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	30,000	100,000	(30,000)	100,000

(1)	The Fund commenced operations on February 21, 2023.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Dow 30® Covered Call & Growth ETF		Global X MSCI Emerging Markets Covered Call ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023(1)	Period Ended October 31, 2024(2)
Operations:
Net Investment Income	$34,553	$9,566	$35,099
Net Realized Gain (Loss)	(50,824)	29,838	(81,770)
Net Change in Unrealized Appreciation (Depreciation)	478,080	(176,521)	200,753
Net Increase (Decrease) in Net Assets Resulting from Operations	461,809	(137,117)	154,082
Distributions:	(75,986)	(9,566)	(165,630)
Return of Capital:	—	(13,830)	(8,017)
Capital Share Transactions:
Issued	—	2,580,999	3,742,784
Redeemed	(821,390)	—	(1,739,613)
Increase (Decrease) in Net Assets from Capital Share Transactions	(821,390)	2,580,999	2,003,171
Total Increase (Decrease) in Net Assets	(435,567)	2,420,486	1,983,606
Net Assets:
Beginning of Period	2,420,486	—	—
End of Period	$1,984,919	$2,420,486	$1,983,606
Share Transactions:
Issued	—	100,000	150,000
Redeemed	(30,000)	—	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	100,000	80,000

(1)	The Fund commenced operations on July 25, 2023.
(2)	The Fund commenced operations on November 7, 2023.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500 Quality Dividend Covered Call ETF	Global X MLP & Energy Infrastructure Covered Call ETF
	Period Ended October 31, 2024(1)	Period Ended October 31, 2024(1)
Operations:
Net Investment Income	$23,077	$23,884
Net Realized Gain (Loss)	1,712	(219,540)
Net Change in Unrealized Appreciation (Depreciation)	68,738	366,040
Net Increase in Net Assets Resulting from Operations	93,527	170,384
Distributions:	(89,768)	(114,089)
Return of Capital:	(4,664)	(4,801)
Capital Share Transactions:
Issued	2,528,762	2,998,454
Redeemed	(1,500,873)	(499,492)
Increase in Net Assets from Capital Share Transactions	1,027,889	2,498,962
Total Increase in Net Assets	1,026,984	2,550,456
Net Assets:
Beginning of Period	—	—
End of Period	$1,026,984	$2,550,456
Share Transactions:
Issued	100,000	120,000
Redeemed	(60,000)	(20,000)
Net Increase in Shares Outstanding from Share Transactions	40,000	100,000

(1)	The Fund commenced operations on May 7, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call ETF
2024	38.18	0.36	6.17	6.53	(3.83)	—	—
2023	40.00	0.43	2.13	2.56	(0.14)	—	(4.24)
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
Global X NASDAQ 100® Covered Call ETF
2024	16.60	0.06	3.39	3.45	(2.09)	—	—
2023	16.15	0.05	2.44	2.49	—	—	(2.04)
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
Global X Russell 2000 Covered Call ETF
2024	16.10	0.12	1.78	1.90	(0.14)	—	(1.83)
2023	19.55	0.19	(1.47)	(1.28)	(0.03)	—	(2.14)
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% for the year ended October 31, 2020. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% for the year ended October 31, 2020.
(2)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% for the year ended October 31, 2020. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2020.
(3)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60%, 0.60%, 0.60%, 0.60%, and 0.68% for the year ended October 31, 2020 to the year ended October 31, 2024, respectively.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.54%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(3.83)	40.88	17.72	2,778,298	0.60		0.88	3.83
(4.38)	38.18	6.45	2,805,206	0.60		1.07	7.90
(5.32)	40.00	(10.72)	1,934,545	0.60		1.00	15.60
(4.61)	50.37	30.67	669,855	0.60		0.80	4.84
(3.33)	42.45	(7.42)	103,992	0.71	(1)	1.22	7.29

(2.09)	17.96	21.73	8,110,941	0.60		0.34	21.54
(2.04)	16.60	15.91	7,521,213	0.61		0.31	38.93
(2.59)	16.15	(19.18)	6,397,648	0.60		0.25	31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11	19.99
(2.45)	20.65	0.21	1,325,642	0.67	(2)	0.27	27.87

(1.97)	16.03	12.30	1,409,648	0.56	(3)	0.76	105.44
(2.17)	16.10	(7.18)	1,406,038	0.57	(3)	1.04	19.24
(2.72)	19.55	(12.18)	1,342,241	0.55	(3)(4)	0.86	186.48
(2.90)	25.18	38.82	554,446	0.50	(3)	0.53	8.94
(2.40)	20.45	(9.18)	21,475	0.56	(3)	0.68	11.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Nasdaq 100® Covered Call & Growth ETF
2024	26.07	0.14	7.58	7.72	(1.90)	—	—
2023	22.80	0.07	4.73	4.80	—	—	(1.53)
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
2020(2)	26.30	—	0.11	0.11	—	—	(0.14)
Global X S&P 500® Covered Call & Growth ETF
2024	26.07	0.30	6.75	7.05	(1.41)	—	—
2023	25.47	0.28	1.75	2.03	(0.19)	—	(1.24)
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
2020(2)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)
Global X NASDAQ 100® Risk Managed Income ETF
2024	16.64	0.05	2.25	2.30	(0.05)	—	(2.00)
2023	18.17	0.05	0.58	0.63	—	—	(2.16)
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(4)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(2)	The Fund commenced operations on September 18, 2020.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60% and 0.61%.
(4)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(1.90)	31.89	30.15	104,271	0.46		0.46		14.82
(1.53)	26.07	21.43	102,179	0.60		0.27		28.03
(3.06)	22.80	(23.57)	61,105	0.61	(1)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(1.41)	31.71	27.47	59,295	0.46		1.00		3.25
(1.43)	26.07	8.01	61,006	0.60		1.05		5.25
(2.60)	25.47	(12.63)	41,511	0.61	(1)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

(2.05)	16.89	14.48	17,392	0.60		0.31		8.02
(2.16)	16.64	3.42	11,813	0.61	(3)	0.30		22.73
(1.95)	18.17	(17.24)	10,720	0.62	(3)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Risk Managed Income ETF
2024	18.56	0.16	2.34	2.50	(0.34)	—	(1.94)
2023	21.05	0.22	(0.29)	(0.07)	(0.03)	—	(2.39)
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(2)	26.77	0.03	0.39	0.42	(0.36)	—	—
Global X Dow 30® Covered Call ETF
2024	20.89	0.31	2.54	2.85	(1.51)	—	—
2023	21.89	0.34	0.38	0.72	(0.18)	—	(1.54)
2022(3)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)
Global X Russell 2000 Covered Call & Growth ETF
2024	22.38	0.30	4.78	5.08	(1.81)	—	—
2023	26.58	0.28	(2.31)	(2.03)	(0.17)	(0.82)	(1.18)
2022(6)	25.90	(0.01)	0.82	0.81	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
(3)	The Fund commenced operations on February 23, 2022.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(5)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.48%, 0.60% and 0.60% for the year ended October 31, 2022 to the year ended October 31, 2024, respectively.
(6)	The Fund commenced operations on October 4, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(2.28)	18.78	14.10	39,446	0.60		0.87		3.08
(2.42)	18.56	(0.61)	27,098	0.60		1.08		4.85
(2.63)	21.05	(12.39)	24,634	0.63	(1)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

(1.51)	22.23	13.86	90,715	0.60		1.37		6.14
(1.72)	20.89	3.30	78,947	0.60		1.55		6.67
(1.60)	21.89	(2.77)	52,985	0.61	†(4)	1.42	†	8.82

(1.81)	25.65	23.12	6,413	0.38	(5)	1.19		96.85
(2.17)	22.38	(8.16)	8,279	0.50	(5)	1.11		5.48
(0.13)	26.58	3.14	2,658	0.50	†(5)	(0.50	)†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Financials Covered Call & Growth ETF
2024	22.30	0.29	6.32	6.61	(1.34)	—	(0.01)
2023(2)	24.88	0.35	(1.66)	(1.31)	(0.85)	—	(0.42)
Global X Health Care Covered Call & Growth ETF
2024	23.42	0.27	3.23	3.50	(1.14)	(0.59)	—
2023(2)	25.06	0.27	(0.75)	(0.48)	(1.16)	—	—
Global X Information Technology Covered Call & Growth ETF
2024	28.86	0.06	7.62	7.68	(3.02)	(0.95)	(0.21)
2023(2)	24.74	0.11	5.55	5.66	(1.54)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2023 and the year ended October 31, 2024, respectively.
(2)	The Fund commenced operations on November 21, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.35)	27.56	30.17	3,583	0.55	(1)	1.12		3.32
(1.27)	22.30	(5.40)	2,230	0.54	†(1)	1.55	†	16.45

(1.73)	25.19	15.20	2,771	0.55	(1)	1.08		2.34
(1.16)	23.42	(2.05)	2,577	0.55	†(1)	1.16	†	6.85

(4.18)	32.36	27.98	8,414	0.55	(1)	0.20		22.38
(1.54)	28.86	23.27	3,463	0.55	†(1)	0.42	†	13.93

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Nasdaq 100 ESG Covered Call ETF
2024	24.77	0.06	5.33	5.39	(2.75)	(0.31)	—
2023(1)	24.46	0.04	2.33	2.37	(2.06)	—	—
Global X S&P 500 ESG Covered Call ETF
2024	23.79	0.22	4.23	4.45	(1.93)	—	—
2023(1)	24.65	0.17	0.28	0.45	(0.45)	—	(0.86)
Global X Dow 30® Covered Call & Growth ETF
2024	24.20	0.40	4.67	5.07	(0.91)	—	—
2023(2)	25.81	0.10	(1.48)	(1.38)	(0.09)	—	(0.14)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on February 21, 2023.
(2)	The Fund commenced operations on July 25, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(3.06)	27.10	22.73	3,523	0.60		0.24		15.87
(2.06)	24.77	9.67	2,478	0.61	†	0.21	†	11.82

(1.93)	26.31	19.16	1,841	0.60		0.85		13.37
(1.31)	23.79	1.79	2,379	0.60	†	1.00	†	13.87

(0.91)	28.36	21.13	1,985	0.48		1.49		6.08
(0.23)	24.20	(5.35)	2,421	0.60	†	1.43	†	0.21

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Emerging Markets Covered Call ETF
2024(1)	25.01	0.53	1.90	2.43	(2.52)	—	(0.12)
Global X S&P 500 Quality Dividend Covered Call ETF
2024(3)	25.06	0.26	1.36	1.62	(0.96)	—	(0.05)
Global X MLP & Energy Infrastructure Covered Call ETF
2024(3)	24.95	0.24	1.50	1.74	(1.14)	—	(0.05)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(1)	The Fund commenced operations on November 7, 2023.
(2)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2024.
(3)	The Fund commenced operations on May 7, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(2.64)	24.80	10.30	1,984	0.51	†(2)	2.18	†	7.45

(1.01)	25.67	6.68	1,027	0.35	#†	2.15	†	3.19

(1.19)	25.50	7.09	2,550	0.60	#†	1.96	†	2.51

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2024

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2024, the Trust had one hundred portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100 ESG Covered Call ETF, Global X S&P 500 ESG Covered Call ETF, Global X Dow 30® Covered Call & Growth ETF, Global X MSCI Emerging Markets Covered Call ETF, Global X S&P 500 Quality Dividend Covered Call ETF and Global X MLP & Energy Infrastructure Covered Call ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF and Global X S&P 500® Risk Managed Income ETF) has elected non-diversified status under the 1940 Act.

The Global X MSCI Emerging Markets Covered Call ETF commenced operations on November 7, 2023.

The Global X S&P 500 Quality Dividend Covered Call ETF commenced operations on May 7, 2024.

The Global X MLP & Energy Infrastructure Covered Call ETF commenced operations on May 7, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

 Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting year or period ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

 Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X S&P 500® Covered Call ETF	10,000	$1,700	$1,700
Global X NASDAQ 100® Covered Call ETF	10,000	300	300
Global X Russell 2000 Covered Call ETF	10,000	250	250
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	250	250
Global X S&P 500® Covered Call & Growth ETF	10,000	800	800
Global X NASDAQ 100® Risk Managed Income ETF	10,000	250	250
Global X S&P 500® Risk Managed Income ETF	10,000	800	800
Global X Dow 30® Covered Call ETF	10,000	250	250
Global X Russell 2000 Covered Call & Growth ETF	10,000	250	250
Global X Financials Covered Call & Growth ETF	10,000	250	250
Global X Health Care Covered Call & Growth ETF	10,000	250	250
Global X Information Technology Covered Call & Growth ETF	10,000	250	250
Global X Nasdaq 100 ESG Covered Call ETF	10,000	250	250
Global X S&P 500 ESG Covered Call ETF	10,000	500	500

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Dow 30® Covered Call & Growth ETF	10,000	$250	$250
Global X MSCI Emerging Markets Covered Call ETF	10,000	50	50
Global X S&P 500 Quality Dividend Covered Call ETF	10,000	50	50
Global X MLP & Energy Infrastructure Covered Call ETF	10,000	50	50

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Prior to on or about November 8, 2023, BBH served as the Custodian for the Global X Nasdaq 100® Covered Call & Growth ETF and Global X S&P 500® Covered Call & Growth ETF, and if a Fund had a cash overdraft on a given day, it was assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written

 Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X S&P 500® Covered Call ETF , Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100 ESG Covered Call ETF, Global X S&P 500 ESG Covered Call ETF, Global X Dow 30® Covered Call & Growth ETF, Global X MSCI Emerging Markets Covered Call ETF, Global X S&P 500 Quality Dividend Covered Call ETF and Global X MLP & Energy Infrastructure Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended October 31, 2024, the Adviser paid acquired fund fees and expenses of $2,192 and $5,570 for the Global X S&P 500 Quality Dividend Covered Call ETF and Global X MLP & Energy Infrastructure Covered Call ETF, respectively, and made such reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Statements of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X S&P 500® Covered Call ETF	0.60%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call ETF(1)	0.60%
Global X NASDAQ 100® Covered Call & Growth ETF(2)	0.35%
Global X S&P 500® Covered Call & Growth ETF(3)	0.35%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X Dow 30® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF(4)	0.35%
Global X Financials Covered Call & Growth ETF(5)	0.60%
Global X Health Care Covered Call & Growth ETF(6)	0.60%
Global X Information Technology Covered Call & Growth ETF(7)	0.60%
Global X Nasdaq 100 ESG Covered Call ETF	0.60%
Global X S&P 500 ESG Covered Call ETF	0.60%
Global X Dow 30® Covered Call & Growth ETF(8)	0.35%
Global X MSCI Emerging Markets Covered Call ETF(9)	0.60%
Global X S&P 500 Quality Dividend Covered Call ETF	0.35%
Global X MLP & Energy Infrastructure Covered Call ETF	0.60%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call ETF to the extent

 Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Russell 2000 Covered Call ETF per year until at least March 1, 2025.

(2) Effective April 11, 2024, the Supervision and Administration Fee for the Global X NASDAQ 100® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(3) Effective April 11, 2024, the Supervision and Administration Fee for the Global X S&P 500® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(4) Effective April 11, 2024, the Supervision and Administration Fee for the Global X Russell 2000 Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%. Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.35% of the average daily net assets of the Global X Russell 2000 Covered Call & Growth ETF per year until at least April 12, 2025.

(5) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Financials Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Financials Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Financials Covered Call & Growth ETF per year until at least March 1, 2026.

(6) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Health Care Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Health Care Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Health Care Covered Call & Growth ETF per year until at least March 1, 2026.

(7) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Information Technology Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Information Technology Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

not exceed 0.60% of the average daily net assets of the Global X Information Technology Covered Call & Growth ETF per year until at least March 1, 2026.

(8) Effective April 11, 2024, the Supervision and Administration Fee for the Global X Dow 30® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(9) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X MSCI Emerging Markets Covered Call ETF to the extent necessary to assure that the operating expenses of the Global X MSCI Emerging Markets Covered Call ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X MSCI Emerging Markets Covered Call ETF per year until at least March 1, 2026.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and Global X MLP & Energy Infrastructure Covered Call ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and Global X MLP & Energy Infrastructure Covered Call ETF, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The Custodian, transfer agent and securities lending agent for the Global X Nasdaq 100® Covered Call & Growth ETF and Global X S&P 500® Covered Call & Growth ETF transitioned from BBH to BNY Mellon on or about November 8, 2023.

Notes to Financial Statements (Continued)

October 31, 2024

4. INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X S&P 500® Covered Call ETF	$110,001,892	$818,935,388
Global X NASDAQ 100® Covered Call ETF	1,751,192,980	3,763,248,668
Global X Russell 2000 Covered Call ETF	1,523,971,359	1,951,291,740
Global X Nasdaq 100® Covered Call & Growth ETF	16,125,734	29,434,785
Global X S&P 500® Covered Call & Growth ETF	2,069,421	9,560,583
Global X NASDAQ 100® Risk Managed Income ETF	1,125,122	5,323,920
Global X S&P 500® Risk Managed Income ETF	1,038,871	10,903,275
Global X Dow 30® Covered Call ETF	5,299,409	20,474,540
Global X Russell 2000 Covered Call & Growth ETF	8,081,874	9,466,317
Global X Financials Covered Call & Growth ETF	88,391	490,466
Global X Health Care Covered Call & Growth ETF	65,366	325,764
Global X Information Technology Covered Call & Growth ETF	1,488,238	2,398,077
Global X Nasdaq 100 ESG Covered Call ETF	441,046	1,086,432
Global X S&P 500 ESG Covered Call ETF	233,118	620,841
Global X Dow 30® Covered Call & Growth ETF	142,586	308,682
Global X MSCI Emerging Markets Covered Call ETF	127,508	430,924
Global X S&P 500 Quality Dividend Covered Call ETF	73,385	221,414
Global X MLP & Energy Infrastructure Covered Call ETF	64,596	435,482

During the year or period ended October 31, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

October 31, 2024

4. INVESTMENT TRANSACTIONS (continued)

For the year or period ended October 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X S&P 500® Covered Call ETF	$208,775,428	$430,273,625	$149,068,997
Global X NASDAQ 100® Covered Call ETF	833,094,711	859,955,945	466,677,678
Global X Russell 2000 Covered Call ETF	223,335,694	213,581,141	23,121,668
Global X Nasdaq 100® Covered Call & Growth ETF	13,992,920	33,549,678	11,451,219
Global X S&P 500® Covered Call & Growth ETF	9,000,495	23,208,306	5,700,617
Global X NASDAQ 100® Risk Managed Income ETF	6,741,352	1,244,174	403,747
Global X S&P 500® Risk Managed Income ETF	16,846,230	4,731,920	1,546,545
Global X Dow 30® Covered Call ETF	13,145,497	6,299,410	1,543,511
Global X Russell 2000 Covered Call & Growth ETF	4,797,585	7,980,406	965,686
Global X Financials Covered Call & Growth ETF	3,006,424	2,159,342	482,861
Global X Health Care Covered Call & Growth ETF	–	–	–
Global X Information Technology Covered Call & Growth ETF	7,090,537	2,504,112	937,099
Global X Nasdaq 100 ESG Covered Call ETF	1,381,383	546,756	179,216
Global X S&P 500 ESG Covered Call ETF	800,900	1,554,654	335,545
Global X Dow 30® Covered Call & Growth ETF	–	838,248	79,316
Global X MSCI Emerging Markets Covered Call ETF	3,790,539	1,741,573	58,198
Global X S&P 500 Quality Dividend Covered Call ETF	2,528,254	1,557,428	133,289
Global X MLP & Energy Infrastructure Covered Call ETF	3,032,688	502,368	35,232

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS

The following tables show the fair value of derivative financial instruments and the location in the Statement of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2024.

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X S&P 500® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$15,685,270
Total Derivatives not accounted for as hedging instruments		$–				$15,685,270

Global X NASDAQ 100® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$97,653,255
Total Derivatives not accounted for as hedging instruments		$–				$97,653,255

Global X Russell 2000 Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$15,652,560
Total Derivatives not accounted for as hedging instruments		$–				$15,652,560

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$615,810
Total Derivatives not accounted for as hedging instruments		$–				$615,810

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$166,660
Total Derivatives not accounted for as hedging instruments		$–				$166,660

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	Investments, at value	$182,997	**	Equity contracts	Options written, at value	$208,230
Total Derivatives not accounted for as hedging instruments		$182,997				$208,230

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X S&P 500® Risk Managed Income ETF
Equity contracts	Investments, at value	$334,488	**	Equity contracts	Options written, at value	$219,888
Total Derivatives not accounted for as hedging instruments		$334,488				$219,888

Global X Dow 30® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$1,256,200
Total Derivatives not accounted for as hedging instruments		$–				$1,256,200

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$37,318
Total Derivatives not accounted for as hedging instruments		$–				$37,318

Global X Financials Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$15,287
Total Derivatives not accounted for as hedging instruments		$–				$15,287

Global X Health Care Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$3,008
Total Derivatives not accounted for as hedging instruments		$–				$3,008

Global X Information Technology Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$43,985
Total Derivatives not accounted for as hedging instruments		$–				$43,985

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X Nasdaq 100 ESG Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$43,435
Total Derivatives not accounted for as hedging instruments		$–			$43,435

Global X S&P 500 ESG Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$7,560
Total Derivatives not accounted for as hedging instruments		$–			$7,560

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$13,704
Total Derivatives not accounted for as hedging instruments		$–			$13,704

Global X MSCI Emerging Markets Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$10,573
Total Derivatives not accounted for as hedging instruments		$–			$10,573

Global X S&P 500 Quality Dividend Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$5,412
Total Derivatives not accounted for as hedging instruments		$–			$5,412

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$16,554
Total Derivatives not accounted for as hedging instruments		$–			$16,554

**	Includes purchased options and/or swaptions.

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2024: Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(458,553,296)

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(1,082,923,904)

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(269,500,098)

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(7,258,760)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(5,104,566)

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(944,567)	$(1,638,721)

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(1,246,894)	$(5,050,333)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$(10,542,142)

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$(916,174)

Global X Financials Covered Call & Growth ETF
Equity contracts	$—	$(291,705)

Global X Health Care Covered Call & Growth ETF
Equity contracts	$—	$(102,690)

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(257,512)

Global X Nasdaq 100 ESG Covered Call ETF
Equity contracts	$—	$(341,587)

Global X S&P 500 ESG Covered Call ETF
Equity contracts	$—	$(282,019)

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$(142,723)

Global X MSCI Emerging Markets Covered Call ETF
Equity contracts	$—	$(154,989)

Global X S&P 500 Quality Dividend Covered Call ETF
Equity contracts	$—	$(143,359)

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$(287,030)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$971,780

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(16,737,776)

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$734,537

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(136,492)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$2,660

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$96,912	$36,772

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$248,158	$169,546

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$108,362

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$15,074

Global X Financials Covered Call & Growth ETF
Equity contracts	$—	$(1,301)

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X Health Care Covered Call & Growth ETF
Equity contracts	$—	$2,988

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$67,615

Global X Nasdaq 100 ESG Covered Call ETF
Equity contracts	$—	$10,501

Global X S&P 500 ESG Covered Call ETF
Equity contracts	$—	$(65)

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$1,753

Global X MSCI Emerging Markets Covered Call ETF
Equity contracts	$—	$31,940

Global X S&P 500 Quality Dividend Covered Call ETF
Equity contracts	$—	$3,372

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$24,227

The following table discloses the average monthly balances of the Funds’ options activity during the year or period ended October 31, 2024:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X S&P 500® Covered Call ETF	$(44,813,043)	$ -
Global X NASDAQ 100® Covered Call ETF	(173,023,191)	-
Global X Russell 2000 Covered Call ETF	(34,485,223)	-
Global X Nasdaq 100® Covered Call & Growth ETF	(1,138,221)	-
Global X S&P 500® Covered Call & Growth ETF	(496,138)	-
Global X NASDAQ 100® Risk Managed Income ETF	(309,730)	77,205
Global X S&P 500® Risk Managed Income ETF	(537,646)	101,585
Global X Dow 30® Covered Call ETF	(972,161)	-
Global X Russell 2000 Covered Call & Growth ETF	(98,897)	-
Global X Financials Covered Call & Growth ETF	(23,100)	-
Global X Health Care Covered Call & Growth ETF	(22,182)	-
Global X Information Technology Covered Call & Growth ETF	(85,335)	-
Global X Nasdaq 100 ESG Covered Call ETF	(57,324)	-
Global X S&P 500 ESG Covered Call ETF	(20,568)	-
Global X Dow 30® Covered Call & Growth ETF	(12,699)	-
Global X MSCI Emerging Markets Covered Call ETF	(30,558)	-
Global X S&P 500 Quality Dividend Covered Call ETF	(31,654)	-
Global X MLP & Energy Infrastructure Covered Call ETF	(39,954)	-

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/ from Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2024 are primarily attributable to redemption in kind, reclass of distributions, return of capital, equalization and straddles.

The tax character of dividends and distributions declared during the years or periods ended October 31, 2024 and October 31, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X S&P 500® Covered Call ETF
2024	$269,977,983	$–	$–	$269,977,983
2023	8,585,958	–	269,122,735	277,708,693
Global X NASDAQ 100® Covered Call ETF
2024	$949,453,576	$–	$–	$949,453,576
2023	–	–	875,982,507	875,982,507
Global X Russell 2000 Covered Call ETF
2024	$12,155,274	$–	$157,500,393	$169,655,667
2023	2,455,329	–	170,194,451	172,649,780
Global X Nasdaq 100® Covered Call & Growth ETF
2024	$6,726,354	$–	$–	$6,726,354
2023	–	–	4,776,529	4,776,529
Global X S&P 500® Covered Call & Growth ETF
2024	$2,972,756	$–	$–	$2,972,756
2023	376,487	–	2,498,448	2,874,935
Global X NASDAQ 100® Risk Managed Income ETF
2024	$43,082	$–	$1,631,699	$1,674,781
2023	–	–	1,196,718	1,196,718
Global X S&P 500® Risk Managed Income ETF
2024	$594,200	$–	$3,431,396	$4,025,596
2023	41,006	–	3,063,982	3,104,988
Global X Dow 30® Covered Call ETF
2024	$5,821,224	$–	$–	$5,821,224
2023	609,561	–	4,969,158	5,578,719
Global X Russell 2000 Covered Call & Growth ETF
2024	$588,288	$–	$–	$588,288
2023	101,250	2,217	152,549	256,016

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Financials Covered Call & Growth ETF
2024	$138,179	$–	$609	$138,788
2023	84,987	–	42,333	127,320
Global X Health Care Covered Call & Growth ETF
2024	$190,549	$–	$–	$190,549
2023	122,360	–	–	122,360
Global X Information Technology Covered Call & Growth ETF
2024	$698,442	$–	$40,076	$738,518
2023	166,221	–	–	166,221
Global X Nasdaq 100 ESG Covered Call ETF
2024	$313,487	$235	$–	$313,722
2023	206,140	–	–	206,140
Global X S&P 500 ESG Covered Call ETF
2024	$125,701	$–	$–	$125,701
2023	44,960	–	86,314	131,274
Global X Dow 30® Covered Call & Growth ETF
2024	$75,986	$–	$–	$75,986
2023	9,566	–	13,830	23,396
Global X MSCI Emerging Markets Covered Call ETF
2024	$165,630	$–	$8,017	$173,647
Global X S&P 500 Quality Dividend Covered Call ETF
2024	$89,768	$–	$4,664	$94,432
Global X MLP & Energy Infrastructure Covered Call ETF
2024	$114,089	$–	$4,801	$118,890

As of October 31, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Undistributed Ordinary Income	$83,886,915	$156,328,538	$–	$17,590,280
Capital Loss Carryforwards	–	–	(134,684,076)	–
Other Temporary Differences	5,379	6	7	1
Total Distributable Earnings (Accumulated Losses)	$83,892,294	$156,328,544	$(134,684,069)	$17,590,281

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Undistributed Ordinary Income	$10,235,706	$–	$4,397,260
Undistributed Long-Term Capital Gain	–	–	305,975
Capital Loss Carryforwards	–	(508,491)	–
Other Temporary Differences	(21)	2	–
Total Distributable Earnings (Accumulated Losses)	$10,235,685	$(508,489)	$4,703,235

	Global X Russell 2000 Covered Call & Growth ETF	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF
Undistributed Ordinary Income	$971,329	$–	$12,423	$–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	(23,000)	(8,313)	89,553
Other Temporary Differences	(1)	2	(1)	5
Total Distributable Earnings (Accumulated Losses)	$971,328	$(22,998)	$4,109	$89,558

	Global X Nasdaq 100 ESG Covered Call ETF	Global X S&P 500 ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MSCI Emerging Markets Covered Call ETF
Undistributed Ordinary Income	$231,860	$187,804	$239,139	$–
Undistributed Long-Term Capital Gain	21,309	3,573	–	–
Unrealized Depreciation on Investments and Foreign Currency	–	–	(1)	(11,548)
Other Temporary Differences	(1)	(3)	2	–
Total Distributable Earnings (Accumulated Losses)	$253,168	$191,374	$239,140	$(11,548)

	Global X S&P 500 Quality Dividend Covered Call ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(481)	21,061
Other Temporary Differences	–	2
Total Distributable Earnings (Accumulated Losses)	$(481)	$21,063

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X S&P 500® Covered Call ETF	$2,778,098,979	$903,074,018	$(903,074,018)	$–
Global X NASDAQ 100® Covered Call ETF	8,105,538,425	3,201,783,795	(3,201,783,795)	–
Global X Russell 2000 Covered Call ETF	1,409,262,530	113,283,692	(113,283,692)	–
Global X Nasdaq 100® Covered Call & Growth ETF	104,270,271	30,770,947	(30,770,947)	–
Global X S&P 500® Covered Call & Growth ETF	59,282,222	13,853,227	(13,853,227)	–
Global X NASDAQ 100® Risk Managed Income ETF	17,379,678	4,519,003	(4,519,003)	–
Global X S&P 500® Risk Managed Income ETF	39,416,582	9,779,311	(9,779,311)	–
Global X Dow 30® Covered Call ETF	90,667,177	21,092,333	(21,092,333)	–
Global X Russell 2000 Covered Call & Growth ETF	6,404,744	494,950	(494,950)	–
Global X Financials Covered Call & Growth ETF	3,635,202	253,131	(276,131)	(23,000)
Global X Health Care Covered Call & Growth ETF	2,801,584	360,604	(368,917)	(8,313)
Global X Information Technology Covered Call & Growth ETF	8,319,215	836,774	(747,221)	89,553
Global X Nasdaq 100 ESG Covered Call ETF	3,521,135	773,056	(773,056)	–
Global X S&P 500 ESG Covered Call ETF	1,838,165	272,303	(272,303)	–
Global X Dow 30® Covered Call & Growth ETF	1,982,420	347,916	(347,917)	(1)
Global X MSCI Emerging Markets Covered Call ETF	2,031,070	200,754	(212,302)	(11,548)
Global X S&P 500 Quality Dividend Covered Call ETF	1,034,896	68,739	(69,220)	(481)
Global X MLP & Energy Infrastructure Covered Call ETF	2,566,331	366,039	(344,978)	21,061

The preceding differences between book and tax cost are primarily due to straddles.

Notes to Financial Statements (Continued)

October 31, 2024

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000 Covered Call ETF, the Global X Russell 2000 Covered Call & Growth ETF, the Global X Financials Covered Call & Growth ETF, the Global X Health Care Covered Call & Growth ETF, the Global X Information Technology Covered Call & Growth ETF and the Global X MSCI Emerging Markets Covered Call ETF, which use a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Notes to Financial Statements (Concluded)

October 31, 2024

7. CONCENTRATION OF RISKS (continued)

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the Funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eighteen of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X S&P 500® Covered Call ETF (1)
Global X NASDAQ 100® Covered Call ETF (1)
Global X Russell 2000 Covered Call ETF (1)
Global X Nasdaq 100® Covered Call & Growth ETF (1)
Global X S&P 500® Covered Call & Growth ETF (1)
Global X NASDAQ 100® Risk Managed Income ETF (1)
Global X S&P 500® Risk Managed Income ETF (1)
Global X Dow 30® Covered Call ETF (1)
Global X Russell 2000 Covered Call & Growth ETF (1)
Global X Financials Covered Call & Growth ETF (2)
Global X Health Care Covered Call & Growth ETF (2)
Global X Information Technology Covered Call & Growth ETF (2)
Global X Nasdaq 100 ESG Covered Call ETF (3)
Global X S&P 500 ESG Covered Call ETF (3)
Global X Dow 30® Covered Call & Growth ETF (4)
Global X MSCI Emerging Markets Covered Call ETF (5)
Global X S&P 500 Quality Dividend Covered Call ETF (6)
Global X MLP & Energy Infrastructure Covered Call ETF (6)

Report of Independent Registered Public Accounting Firm (Concluded)

(1)	Statements of operations for the year ended October 31, 2024, statements of changes in net assets for each of the two years in the period ended October 31, 2024.
(2)	Statements of operations for the year ended October 31, 2024, statements of changes in net assets for the year ended October 31, 2024 and the period November 21, 2022 (commencement of operations) through October 31, 2023.
(3)	Statements of operations for the year ended October 31, 2024, statements of changes in net assets for the year ended October 31, 2024 and the period February 21, 2023 (commencement of operations) through October 31, 2023.
(4)	Statement of operations for the year ended October 31, 2024, statement of changes in net assets for the year ended October 31, 2024 and the period July 25, 2023 (commencement of operations) through October 31, 2023.
(5)	Statement of operations and statement of changes in net assets for the period November 7, 2023 (commencement of operations) through October 31, 2024.
(6)	Statements of operations and statements of changes in net assets for the period May 7, 2024 (commencement of operations) through October 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X S&P 500® Covered Call ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
92.84%	0.00%	7.16%	100.00%	0.00%	0.00%
Global X Nasdaq 100® Covered Call & Growth ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
97.43%	0.00%	2.57%	100.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF
85.24%	0.00%	14.76%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call ETF
0.00%	1.65%	98.35%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Financials Covered Call & Growth ETF
0.44%	0.00%	99.56%	100.00%	2.77%	2.87%
Global X Health Care Covered Call & Growth ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Information Technology Covered Call & Growth ETF
5.43%	0.00%	94.57%	100.00%	0.00%	0.00%
Global X Nasdaq 100 ESG Covered Call ETF
0.00%	3.67%	96.33%	100.00%	0.00%	0.00%
Global X S&P 500 ESG Covered Call ETF
0.00%	10.21%	89.79%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call & Growth ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X MSCI Emerging Markets Covered Call ETF
4.62%	0.00%	95.38%	100.00%	0.00%	0.00%
Global X S&P 500 Quality Dividend Covered Call ETF
4.94%	0.00%	95.06%	100.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure Covered Call ETF
4.04%	0.00%	95.96%	100.00%	0.00%	0.00%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

For the fiscal year ended October 31, 2024, the Funds have designated the following items with regard to distributions paid during the year.

U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X S&P 500® Covered Call ETF
0.00%	0.11%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
0.00%	0.12%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
0.00%	1.25%	0.00%	0.00%	0.00%
Global X Nasdaq 100® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
0.00%	0.02%	0.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF
0.00%	0.01%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Financials Covered Call & Growth ETF
0.00%	0.09%	100.00%	0.00%	0.00%
Global X Health Care Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Information Technology Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Nasdaq 100 ESG Covered Call ETF
0.00%	0.01%	100.00%	0.00%	0.00%
Global X S&P 500 ESG Covered Call ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X MSCI Emerging Markets Covered Call ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500 Quality Dividend Covered Call ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure Covered Call ETF
0.00%	0.00%	100.00%	0.00%	0.00%

(3)  “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)  The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)  The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)  The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Proxy Voting (form n-csr item 9) (unaudited)

A Special Meeting of Shareholders of the Global X Funds (the “Trust”) was held on August 26, 2024, for the purpose of considering the proposal to elect each of the current Trustees to the Board of Trustees of the Trust. The proposal was approved on August 26, 2024 with the following voting results:

Trustee	Shares Voted
Charles A. Baker
For	1,000,273,461
Against	14,064,552
Abstain	12,508,484
Toai Chin
For	999,088,606
Against	14,951,430
Abstain	12,806,470
Clifford J. Weber
For	1,000,103,865
Against	14,142,432
Abstain	12,600,202
Ryan O’Connor
For	1,002,852,035
Against	11,528,537
Abstain	12,465,958

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At Board meetings of the Global X Funds (the “Trust”) held on August 17, 2023 and March 7, 2024 (together, the “New Fund Board Meetings”) with respect to Global X S&P 500 Quality Dividend Covered Call ETF and Global X MLP & Energy Infrastructure Covered Call ETF (each a “New Fund”, and together the “New Funds”), respectively, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Funds, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the New Fund Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

by the New Funds); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Funds’ peer group;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Concluded)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-012-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The disclosure regarding any matters submitted during the period covered by the report to a vote of shareholders, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the approval of any investment advisory contract approved during the registrant’s most recent fiscal half-year, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 6, 2025